As filed with the Securities and Exchange Commission on September 8, 2003

Registration No. 333-62695

Registration No. 811-5343

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under The Securities Act of 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

For Registration Under the Investment Company Act of 1940	☒

Amendment No. 112	☒
(Check Appropriate Box or Boxes)

GE Life & Annuity Separate Account 4

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Exact Name of Depositor)

6610 West Broad Street Richmond, Virginia 23230

(Address of Depositor’s Principal Executive Office, Zip Code)

(804) 281-6910

(Depositor’s Telephone Number, Including Area Code)

Heather Harker, Esq.

Vice President, Associate General Counsel and Assistant Secretary

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

(Name and Complete Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on September 15, 2003 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

SUPPLEMENT DATED SEPTEMBER 15, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On July 17, 2003 the Board of Trustees for the Dreyfus Investment Portfolios — Emerging Markets Portfolio voted to liquidated the Dreyfus Investment Portfolios — Emerging Markets Portfolio due to the portfolio’s small asset size, lack of growth potential, and operating expenses. It was the determination of the Board that it was advisable and in the best interest of the Portfolio and its shareholders to liquidate the Portfolio and cease operations.

On May 16, 2003 the Board of Trustees for the Federated Insurance Series — Federated International Small Company Fund II voted to liquidate the Federated Insurance Series — Federated International Small Company Fund II. The Board made this decision based upon the Portfolio’s small size, its lack of asset growth and the affect of market timing on the management of the Portfolio. The Portfolio’s operating expenses, before taking into account voluntary waivers, are very high and may increase if the investment adviser does not continue to waive expenses to the extent it has in the past.

In accordance with the Boards of Trustees decision to liquidate, the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II will not be available for new premium payments or new transfers on or after October 30, 2003. All assets held by the Separate Account invested in the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II will be transferred at the close of trading on the New York Stock Exchange on November 14, 2003 to the GE Investments Funds, Inc. — Money Market Fund.

You may make transfers from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated International Small Company Fund II to one or more of the Subaccounts investing in the Portfolios listed below. (You may only invest in up to 10 Subaccounts and the Guarantee Account, if available, at any one time.)

Transfers made from the Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares and the Federated Insurance Series — Federated International Small Company Fund II during the period of September 15, 2003 to November 14, 2003 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	OrbiMed Advisors Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Shares	Seeks high current income.	Federated Investment Management Company

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio — Service Class 2	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (FMRC))

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Growth & Income Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Japan Limited (FIJ); FMR Co., Inc. (FMRC))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Real Estate Securities Fund	Seeks maximum total return through current income and capital appreciation.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund[1]	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	Total Return Fund	Seeks the highest total return, composed of current income and capital appreciation.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA — Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks high total return.	OppenheimerFunds, Inc.

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares	A non-diversified[1] portfolio that series to maximum total return	Pacific Investment Management Company LLC

	High Yield Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Jennison Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]	A non-diversified[1] portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks capital growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

1-800-352-9910

or by writing:

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

Please be sure to include your name, the Annuitant’s name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

SUPPLEMENT DATED SEPTEMBER 2, 2003 TO

PROSPECTUS DATED MAY 1, 2003 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The third paragraph of the “Guarantee Account” section of your prospectus is amended as follows:

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

2.	The first paragraph of the “Allocation of Premium Payments” provision located in “The Contract” section is amended as follows:

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

3.	The “Transfers from the Subaccounts to the Guarantee Account” provision located in the “Transfers” section is amended as follows:

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will

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refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Participants in a Dollar Cost Averaging Program may allocate assets to the Guarantee Account under the terms of that program (see the “Dollar Cost Averaging” provision in this prospectus).

4.	The sixth paragraph of the “Dollar Cost Averaging” provision in the “Transfers” section is amended as follows:

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

5.	The first paragraph of the “Guarantee Account Interest Sweep Program” provision in the “Transfers” section is amended as follows:

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

6.	The “Surrenders and Partial Surrenders” provision is amended by adding the following:

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

7.	The “Systematic Withdrawals” section of the “Surrenders and Partial Surrenders” provision is amended by adding the following:

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the “Guarantee Account” provision in this prospectus).

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8.	The “Principal Underwriter” provision located in the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

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GE Life & Annuity Separate Account 4

Prospectus For

Flexible Premium Variable Deferred Annuity Contracts

Form P1152 1/99

Issued by:

GE Life and Annuity Assurance Company

Home Office:

6610 West Broad Street

Richmond, Virginia 23230

Telephone: (800) 352-9910

This prospectus describes individual flexible premium variable deferred annuity contracts (the “contracts”) for individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”) issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the “Separate Account”) and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:

AIM V.I. Basic Value Fund — Series II Shares

AIM V.I. Capital Appreciation Fund — Series I Shares

AIM V.I. Premier Equity Fund — Series I Shares

The Alger American Fund:

Alger American Growth Portfolio — Class O Shares

Alger American Small Capitalization Portfolio — Class O Shares

AllianceBernstein Variable Products Series Fund, Inc.:

Growth and Income Portfolio — Class B

Premier Growth Portfolio — Class B

Technology Portfolio — Class B

Eaton Vance Variable Trust:

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series:

Federated American Leaders Fund II — Primary Shares

Federated Capital Income Fund II (formerly, Federated Utility Fund II)

Federated High Income Bond Fund II* — Primary Shares

Federated High Income Bond Fund II* — Service Shares

Federated International Small Company Fund II

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund (“VIP”):

VIP Equity-Income Portfolio — Initial Class

VIP Equity-Income Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

Fidelity Variable Insurance Products Fund II (“VIP II”):

VIP II Asset ManagerSM Portfolio — Initial Class

VIP II Contrafund® Portfolio — Initial Class

VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III  (“VIP III”):

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

VIP III Growth & Income Portfolio — Initial Class

VIP III Growth & Income Portfolio — Service Class 2

VIP III Growth Opportunities Portfolio — Initial Class

VIP III Mid Cap Portfolio — Service Class 2

GE Investments Funds, Inc.:

Income Fund

International Equity Fund

Mid-Cap Value Equity Fund

Money Market Fund

Premier Growth Equity Fund

Real Estate Securities Fund

S&P 500® Index Fund

Small-Cap Value Equity Fund

Total Return Fund

U.S. Equity Fund

Value Equity Fund

Goldman Sachs Variable Insurance Trust:

Goldman Sachs Growth and Income Fund

Goldman Sachs Mid Cap Value Fund

Greenwich Street Series Fund:

Salomon Brothers Variable Emerging Growth Fund — Class II

Janus Aspen Series

Balanced Portfolio — Institutional Shares

Balanced Portfolio — Service Shares

Capital Appreciation Portfolio — Institutional Shares

Capital Appreciation Portfolio — Service Shares

Flexible Income Portfolio — Institutional Shares

Growth Portfolio — Institutional Shares

International Growth Portfolio — Institutional Shares

International Growth Portfolio — Service Shares

Mid Cap Growth Portfolio — Institutional Shares (formerly, Aggressive Growth Portfolio)

Worldwide Growth Portfolio — Institutional Shares

MFS® Variable Insurance Trust:

MFS® Investors Growth Stock Series — Service Class Shares

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

Nations Separate Account Trust:

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Aggressive Growth Fund — Service Shares

Oppenheimer Bond Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA — Service Shares

Oppenheimer Global Securities Fund/VA — Service Shares

Oppenheimer High Income Fund/VA*

Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)

Oppenheimer Main Street Small Cap Fund/VA — Service Shares

Oppenheimer Multiple Strategies Fund/VA

PIMCO Variable Insurance Trust:

High Yield Portfolio* — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

The Prudential Series Fund, Inc.:

Jennison Portfolio — Class II

Jennison 20/20 Focus Portfolio — Class II

Rydex Variable Trust:

OTC Fund

Salomon Brothers Variable Series Fund Inc:

Salomon Brothers Variable All Cap Fund — Class II

Salomon Brothers Variable Investors Fund

Salomon Brothers Variable Strategic Bond Fund*

Salomon Brothers Variable Total Return Fund

Van Kampen Life Investment Trust:

Comstock Portfolio — Class II Shares

Emerging Growth Portfolio — Class II Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:

AIM V.I. Growth Fund — Series I Shares

Alliance Variable Products Series Fund, Inc.:

Quasar Portfolio — Class B

Dreyfus:

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Janus Aspen Series:

Global Life Sciences Portfolio — Service Shares

Global Technology Portfolio — Service Shares

Growth Portfolio — Service Shares

Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)

Worldwide Growth Portfolio — Service Shares

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares

The Prudential Series Fund, Inc.

Equity Portfolio — Class II Shares

SP Jennison International Growth Portfolio — Class II Shares

SP Prudential U.S. Emerging Growth Portfolio — Class II Shares

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any federal government agency

•	Is NOT available in every state

•	MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2003, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

1-800-352-9910;

or write us at:

6610 West Broad Street

Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at:

www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2003.

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant — The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit — The “enhanced premium amount” described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a “premium payment” under the contract.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office — Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date — The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio — A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or markets.

Separate Account — GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract maintenance charge.

Valuation Day — Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount’s corresponding Portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of premium payments surrendered)	Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Surrendered[1]

	1	8%
	2	8%
	3	7%
	4	6%
	5	5%
	6	4%
	7	3%
	8	2%
	9 or more	0%

Transfer Charge	$10.00[2]

[1]	A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.
[2]	We reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Maintenance Charge	$25.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	1.30%

Administrative Expense Charge	0.25%

Optional Benefits (as a percentage of Contract Value at the time the charge is taken)[2]

Annual Step-Up Death Benefit Rider Option	0.20%

5% Rollup Death Benefit Rider Option	0.30%

Earnings Protector Death Benefit Rider Option	0.30%

Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option	0.70%

Maximum Total Separate Account Annual Expenses	2.25%[3]

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.
[2]	All charges for the optional death benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.
[3]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. If another optional death benefit was elected, or if no optional death benefit was elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003 or prior to the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses

Annual Contract Maintenance Charge	$25.00[1]

Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)

Mortality and Expense Risk Charge	1.30%

Administrative Expense Charge	0.25%

Optional Benefits[2]

Optional Guaranteed Minimum Death Benefit Rider	0.35%[3]

Optional Enhanced Death Benefit Rider	0.35%[4]

Maximum Total Separate Account Annual Expenses	2.25%[5]

[1]	This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.
[2]	The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.
[3]	This charge is taken annually as a percentage of your prior contract year’s average benefit amount. Currently we charge 0.25% of your prior contract year’s average benefit amount.
[4]	This charge is taken annually as a percentage of your prior contract year’s average Contract Value. Currently we charge 0.20% of your prior contract year’s average Contract Value.
[5]	The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account annual expenses would be lower.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses[1]	Minimum	Maximum

Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)	0.39%	11.52%

[1]	Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2002. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.39% and 2.50%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

OTHER CONTRACTS

We offer other variable annuity contracts in the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call 1-800-352-9910.

EXAMPLE	For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

•	surrendered your contract at the end of the stated period.

The examples do not reflect any Bonus Credits. If they did, the expenses shown would be higher.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$2,016.88	$4,268.40	$6,049.47	$9,220.39

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,296.88	$821.17	$5,599.77	$9,220.39

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	total Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

•	an annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value); and

•	a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of Contract Value).

If the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

•	invested $10,000 in the contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	elected the Guaranteed Minimum Death Benefit Rider;

•	elected the Optional Enhanced Death Benefit Rider; and

•	surrendered, your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$2,050.55	$4,305.72	$6,105.22	$9,360.06

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$1,330.55	$3,675.72	$5,655.22	$9,360.06

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

•	total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

•	an annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value);

•	a charge of 0.35% for the Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year’s average benefit amount); and

•	a charge of 0.35% for the Optional Enhancement Death Benefit Rider (an annual rate as a percentage of prior contract year’s average Contract Value).

If the Guaranteed Minimum Death Benefit Rider and the Optional Enhancement Death Benefit Rider are not elected, the expense figures shown above would be lower.

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled “The Contract” in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is a Bonus Credit?    The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered “premium payments” for purposes of the contract. See the “Bonus Credits” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See “The Separate Account” provision in this prospectus.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See “The Separate Account” provision in this prospectus.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See “The Guarantee Account” and “Transfers Before the Maturity Date” provisions in this prospectus.

What charges are associated with this contract?    Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the “Surrender Charge” provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract maintenance charge which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. There is also a charge for the optional riders. For a complete discussion of the charges associated with the contract, see the “Charges and Other Deductions” provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Tax” provisions in this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. See the “Fee Tables” in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision in this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See “The Contract — Premium Payments” provision in this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the “Income Payments” provision in this prospectus.

What happens if I die before the Maturity Date?    Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the “Death of the Owner and/or Annuitant” provision in this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee Account?  Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See the “Transfers Before the Maturity Date,” “Income Payments — Transfers After the Maturity Date” and “The Guarantee Account” provisions in this prospectus.

May I surrender the contract or take a partial surrender?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax, and if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the “Federal Tax Matters” provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See “Death of Owner and/or Annuitant” provision for more information.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund computed as of that date. Your refund will be computed as follows:

(1)	if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the “Return Privilege” provision in this prospectus for more information.

When are my allocations effective when purchasing this contract?    Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the “Allocation of Premium Payments” provision in this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for this information.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges and surrender charges.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios’ charges and expenses (including any 12b-1 and/or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract maintenance charge, and the maximum charge for the available death benefit rider options. Premium taxes are not reflected in any of the calculations, but may apply. See “Appendix B” and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS	You may allocate premium payments in up to 10 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Basic Value Fund — Series II Shares	Seeks long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund — Series I Shares	Seeks long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

THE ALGER AMERICAN FUND	Alger American Growth Portfolio —Class O Shares	Seeks long-term capital appreciation.	Fred Alger Management, Inc.

	Alger American Small Capitalization Portfolio — Class O Shares	Seeks long-term capital appreciation.	Fred Alger Management, Inc.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio — Class B	Seeks reasonable current income and reasonable opportunity for appreciation.	Alliance Capital Management, L.P.

	Premier Growth Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Quasar Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

	Technology Portfolio — Class B	Seeks growth of capital.	Alliance Capital Management, L.P.

DREYFUS	Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	A non-diversified1 portfolio seeking long-term capital growth.	The Dreyfus Corporation

	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	Seeks capital growth. Current income is a secondary goal.	The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks high current income.	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth.	Eaton Vance Management

FEDERATED INSURANCE SERIES	Federated American Leaders Fund II	Seeks long-term growth of capital. Income is a secondary objective.	Federated Investment Management Company

	Federated Capital Income Fund II (formerly, Federated Utility Fund II)	Seeks high current income and moderate capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Federated High Income Bond Fund II	Seeks high current income by investing in lower-rated corporate debt obligations commonly referred to as “junk bonds.”	Federated Investment Management Company

	Federated International Small Company Fund II	Seeks long-term growth of capital.	Federated Global Investment Management Corp.

	Federated Kaufmann Fund II — Service Shares	Seeks capital appreciation.	Federated Investment Management Company (subadvised by Federated Global Investment Management Corp.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Equity-Income Portfolio	Seeks reasonable income and will consider the potential for capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

	VIP Growth Portfolio	Seeks capital appreciation.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

	VIP Overseas Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc. (“FMRC”))

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (“VIP II”)	VIP II Asset ManagerSM Portfolio	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”), Fidelity Investments Japan Limited (“FIJ”) and Fidelity Investments Money Management, Inc; FMR Co., Inc. (“FMRC”))

	VIP II Contrafund® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”), and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research U.K. Inc. (“FMR U.K.”); Fidelity Management & Research Far East Inc. (“FMR Far East”); Fidelity Investments Japan Limited (“FIJ”); FMR Co. Inc. (“FMRC”))

	VIP III Growth & Income Portfolio	Seeks high total return.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”) and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

	VIP III Growth Opportunities Portfolio	Seeks capital growth.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”), Fidelity Management & Research (Far East) Inc. (“FMR Far East”) and Fidelity Investments Japan Limited (“FIJ”); FMR Co., Inc. (“FMRC”))

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc. (“FMR U.K.”) and Fidelity Management & Research Far East Inc. (“FMR Far East”))

GE INVESTMENTS FUNDS, INC.	Income Fund	Seeks maximum income.	GE Asset Management Incorporated

	International Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Mid-Cap Value Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Money Market Fund	Seeks a high level of current income.	GE Asset Management Incorporated

	Premier Growth Equity Fund	Seeks long-term growth of capital and future income.	GE Asset Management Incorporated

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Real Estate Securities Fund	Seeks maximum total return.	GE Asset Management Incorporated (subadvised by Seneca Capital Management)

	S&P 500® Index Fund1	Seeks growth of capital and accumulation of income.	GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

	Small-Cap Value Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated (Subadvised by Palisade Capital Management LLC)

	Total Return Fund	Seeks the highest total return.	GE Asset Management Incorporated

	U.S. Equity Fund	Seeks long-term growth of capital.	GE Asset Management Incorporated

	Value Equity Fund	Seeks long-term growth capital and future income.	GE Asset Management Incorporated

GOLDMAN SACHS VARIABLE INSURANCE TRUST	Goldman Sachs Growth and Income Fund	Seeks long-term growth of capital and growth of income.	Goldman Sachs Asset Management, L.P.

	Goldman Sachs Mid Cap Value Fund	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

GREENWICH STREET SERIES FUND	Salomon Brothers Variable Emerging Growth Fund — Class II	Seeks capital appreciation.	Salomon Brothers Asset Management Inc

JANUS ASPEN SERIES	Balanced Portfolio	Seeks long-term capital growth.	Janus Capital Management LLC

	Capital Appreciation Portfolio	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Flexible Income Portfolio	Seeks maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Global Technology Portfolio — Service Shares	A non-diversified[2] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

[1]	“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
[2]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Growth Portfolio	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC

	Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio)	A non-diversified[1] portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares	Seeks long-term growth of capital and future income rather than current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Investors Trust Series — Service Class Shares	Seeks long-term growth of capital and secondarily to provide reasonable current income.	Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Utilities Series — Service Class Shares	Seeks capital growth and current income.	Massachusetts Financial Services Company (“MFS®”)

NATIONS SEPARATE ACCOUNT TRUST	Nations Marsico Growth Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

	Nations Marsico International Opportunities Portfolio	Seeks long-term growth of capital.	Banc of America Advisors, LLC (subadvised by Marsico Capital)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Aggressive Growth Fund/VA	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Bond Fund/VA	Seeks a high level of current income and capital appreciation when consistent with its primary objective of high income.	OppenheimerFunds, Inc.

	Oppenheimer Capital Appreciation Fund/VA	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Global Securities Fund/VA —Service Shares	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer High Income Fund/VA	Seeks high current income from investing in lower-rated debt securities or “junk bonds.”	OppenheimerFunds, Inc.

	Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	Seeks total return.	OppenheimerFunds, Inc.

[1]	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

	Oppenheimer Multiple Strategies Fund/VA	Seeks total investment return (which includes current income and capital appreciation in the values of its shares).	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio —Administrative Class Shares	A non-diversified1 portfolio that seeks to maximize total return.	Pacific Investment Management Company LLC

	High Yield Portfolio —Administrative Class Shares	Seeks to maximize total return by primarily investing in “junk bonds.”	Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio —Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

	Total Return Portfolio — Administrative Class Shares	Seeks to maximize total return.	Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.	Equity Portfolio — Class II Shares	Seeks capital appreciation. Up to 5% of these holdings may be rated below investment grade, which are commonly referred to as “junk bonds.”	Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC, GE Asset Management, Inc., Salomon Brothers Asset Management, Inc.)

	Jennison Portfolio —Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	Jennison 20/20 Focus Portfolio — Class II	Seeks long-term growth of capital.	Prudential Investments LLC (subadvised by Jennison Associates LLC)

	SP Jennison International Growth Portfolio — Class II Shares	Seeks long-term growth of capital.	Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC)

	SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	Seeks long-term growth of capital.	Prudential Investments Fund Management LLC (subadvised by Jennison Associates LLC)

RYDEX VARIABLE TRUST	OTC Fund[2]	A non-diversified1 portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.	Rydex Global Advisors

1	A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
[2]	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

SALOMON BROTHERS VARIABLE SERIES FUND INC	Salomon Brothers Variable All Cap Fund — Class II	Seeks long-term growth of capital.	Salomon Brothers Asset Management Inc

	Salomon Brothers Variable Investors Fund	Seeks long-term growth of capital. Income is a secondary objective.	Salomon Brothers Asset Management Inc

	Salomon Brothers Variable Strategic Bond Fund	Seeks a high level of current income by investing in lower-rated fixed-income securities commonly known as “junk bonds.” Capital appreciation is a secondary objective.	Salomon Brothers Asset Management Inc

	Salomon Brothers Variable Total Return Fund	Seeks above-average income.	Salomon Brothers Asset Management Inc

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares	Seeks long-term growth and income.	Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation.	Van Kampen Asset Management Inc.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

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We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from certain of the Portfolios. These fees are deducted from Portfolio assets attributable to the contracts, and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because service share fees and 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the “Charges and Other Deductions” provision in this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the “Transfers Before the Maturity Date” provision in this prospectus.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the “Dollar Cost Averaging” provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision in this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payments;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•	the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

•	the risk that more owners than expected will qualify for waivers of the surrender charges; and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first nine years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

Number of Full and Partially Completed Years Since We Received the Premium Payment	Surrender Charge as a Percentage of the Premium Payment Surrendered

1	8%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9 or more	0%

We do not assess the surrender charge on total or partial surrenders:

•	of amounts representing gain (as defined below);

•	of free withdrawal amounts (as defined below);

•	taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

•	if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your partial or total surrender request;

(b)	is the total of any partial surrenders previously taken, including surrender charges;

(c)	is the total of premium payments made; and

(d)	is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision in this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

CONTRACT MAINTENANCE CHARGE

We will deduct an annual charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

CHARGE FOR THE ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

CHARGE FOR THE 5% ROLLUP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR THE EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the

Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

CHARGE FOR THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year’s average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

CHARGE FOR THE OPTIONAL ENHANCED DEATH BENEFIT	We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

(1)	the Contract Value at the beginning of the previous contract year; and

(2)	the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

(1)	the Contract Value at the beginning of the current contract year; and

(2)	the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year’s average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

DEDUCTION FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio’s prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free “Section 1035” exchange.    Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant’s life, you can change any non-natural owner to another non-natural owner.

Before the Maturity Date, you may change:

•	your Maturity Date to any date at least ten years after your last premium payment;

•	your optional payment plan;

•	the allocation of your investments among the Subaccounts and/or the Guarantee Account; and

•	the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio’s investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any new premium payments made after we receive notice of the change.

BONUS CREDITS

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age.) We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as “premium payments” for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. (The Bonus Credit is referred to as an “enhanced premium amount” in your contract.)

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision in this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the “Dollar Cost Averaging” provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccount pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30-day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfer by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectation may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in the calendar year by calling or electronically contacting us provided we receive written authorization from you at the Home Office to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)	the first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

(2)	Dollar Cost Averaging; and

(3)	Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

We may delay making a payment or processing a transfer request if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST AVERAGING

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

(1)	electing it on your application; or

(2)	contacting an authorized sales representative; or

(3)	contacting us at 1-800-352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

•	on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

•	when the assets of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Owners considering participating in a Dollar Cost Averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the Portfolio Rebalancing program. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the “Transfers Before the Maturity Date” provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS AND PARTIAL SURRENDERS

We will allow the total surrender of your contract or a surrender of a portion of the Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract maintenance charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge; less

(3)	any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We may delay making a payment if:

(1)	the disposal or valuation of the Separate Account’s assets is not reasonably practicable because the New York Stock Exchange is closed;

(2)	on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

(3)	an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

(4)	the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the “Death of Owner and/or Annuitant” provision in this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the “Federal Tax Matters” provision in this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

(1)	termination of employment in the Texas public institutions of higher education;

(2)	retirement;

(3)	death; or

(4)	the participant’s attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a Contract Year may not exceed the amount which is not subject to a surrender charge. (See the “Surrender Charge” provision.) We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

•	you may request only one such change in a calendar quarter; and

•	if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then  we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision in this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. (See the

“Surrender Charge” provision in this prospectus.) Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Death of Owner and/or Annuitant

For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the “Distribution Rules” provision, a distribution is required at the first death of:

(1)	an owner or joint owner; or

(2)	the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of the Annuitant’s death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

(1)	the Basic Death Benefit;

(2)	the Annual Step-Up Death Benefit Rider Option;

(3)	the 5% Rollup Death Benefit Rider Option;

(4)	the Earnings Protector Death Benefit Rider Option; and

(5)	the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

The Basic Death Benefit available for all contracts issued is equal to the greater of:

(a)	premium payments adjusted for any partial surrenders and any applicable premium taxes; and

(b)	the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

•	the Basic Death Benefit; and

•	the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day which we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

(a)	is the Contract Value; and

(b)	is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes paid) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

•	the Basic Death Benefit; and

•	the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

(a)	is 200% of premium payments; and

(b)	is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Timing of partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

(a)	is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

(b)	is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant’s death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

(a)	is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

(b)	is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant’s death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a)	is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

(b)	is the total of any partial surrenders;

(c)	is the total of premium payments paid; and

(d)	is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

•	The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

•	Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

• the Basic Death Benefit;
•	the Annual Step-Up Death Benefit Rider Option described above; and

•	the 5% Rollup Death Benefit Rider Option described above; plus

•	the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the “Fee Tables” provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD	Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS	At the death of:
(1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or
(2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owner;

(2)	primary beneficiary;

(3)	contingent beneficiary;

(4)	owner or joint owner’s estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract and may choose one of the Optional Payment Plans. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. — Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. After the allocation, each designated beneficiary may elect to:

(1)	receive the proceeds in one lump sum; or

(2)	receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named); or

(3)	elect Optional Payment Plan (1) or (2) as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death and the Income Payment period selected must be during the lifetime of the designated beneficiary or for a period not exceeding the life expectancy of the designated beneficiary; or

(4)	if the designated beneficiary is the spouse of the deceased owner, he or she may continue the contract as stated in the “Distribution Rules” provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice (2) above.

DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME PAYMENTS BEGIN

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death unless an Optional Payment Plan is elected with payments beginning within one year of the date of the deceased owner’s death and extending over the beneficiary’s life or a period not longer than the beneficiary’s life expectancy.

DISTRIBUTION RULES WHEN DEATH OCCURS AFTER INCOME PAYMENTS BEGIN	After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

The following death benefit provisions apply to contracts issued prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, unless noted otherwise.

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. (This death benefit may be referred to as the “Annual Estate Protector SM” in our marketing materials.) Upon receipt of due proof of the Annuitant’s death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

(1)	the Basic Death Benefit;

(2)	the Optional Guaranteed Minimum Death Benefit; and

(3)	the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

(1)	the Annuitant’s age on the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

(1)	the Contract Value as of the date we receive due proof of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

(1)	the greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium tax assessed) taken since the applicable contract anniversary.

(2)	the Contract Value as of the date we receive due proof of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium tax assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium tax assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium tax assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

For contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

(a)	the Contract Value as of the date we receive due proof of death; and

(b)	is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant’s death over the Contract Value as of the date of the Annuitant’s death, with interest credited on that excess from the date of the Annuitant’s death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant’s age at the time we issued the contract and on the Annuitant’s age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

(1)	the Contract Value as of the date of death; and

(2)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium tax assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

(1)	the greatest sum of (a) and (b), where:

(a)	is the Contract Value on any contract anniversary occurring prior to the Annuitant’s 80th birthday; and

(b)	is premium payments received after such contract anniversary.

The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender changes and premium tax assessed) taken since the applicable contract anniversary.

(2)	the Contract Value as of the date of death; and

(3)	premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium tax assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium tax assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium tax assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

(1)	the Basic Death Benefit; and

(2)	the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the “Six Percent EstateProtectorSM.”

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

(a)	is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

(b)	is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an “increase factor”); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. — Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the increase factor is equal to the lesser of:

(1)	the net investment factor of the Subaccount for Valuation Period, minus one; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

(1)	the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

(2)	a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year’s average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year’s average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as “GE Earnings Protector®” in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

(1)	your Contract Value at the beginning of the previous contract year; and

(2)	your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the “Charges for the Optional Enhanced Death Benefit” provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)	is the Contract Value as of the date we receive due proof of death; and

(b)	premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)	is the Contract Value on the date we receive due proof of death; and

(b)	premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a)	is the Contract Value on the date we receive your partial surrender request;

(b)	is the total of any partial surrenders, excluding surrender charges, previously taken;

(c)	is the total of premiums paid; and

(d)	is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

•	The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

•	Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

•	Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE	In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:
• an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

• the Annuitant.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	owner or joint owners;

(2)	primary beneficiary;

(3)	contingent beneficiary; or

(4)	owner’s estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•	Spouses — If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse’s death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse’s estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant’s death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant’s age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•	Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the “Requesting Payments” provision);

(2)	receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

(3)	apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse’s death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:    The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

Person Who Died	Amount of Proceeds Paid

Owner or joint owner (who is not the Annuitant)	Surrender Value

Owner or joint owner (who is the Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

Income Payments

The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. The Maturity Date may be changed in one year increments up until the time payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment and within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum. (See the “Requesting Payments” provision in this prospectus.)

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the “Requesting Payments” provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Maturity Date;

•	the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLAN	The following Optional Payment Plans are available under the contract:

Plan 1 — Life Income with Period Certain.    This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee’s estate, unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee’s estate, unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee’s estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor’s estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, or on the contract’s Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the “Surrenders and Partial Surrenders” provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit Value. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax deferral on earnings.    The Federal income tax law generally does not tax any increase in an owner’s Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

•	an individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	the investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	the owner’s right to choose particular investments for a contract must be limited; and

•	the contract’s Maturity Date must not occur near the end of the Annuitant’s life expectancy.

Contracts not owned by an individual — no tax deferral and loss of interest deduction.    As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the extent to which an owner can direct the investment of assets.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the Portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owner’s consent to attempt to prevent the tax law from considering an owner as the owner of the assets of the Separate Account.

Age at which annuity payments must begin.    Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However,

those rules do require that an annuity contract provide for amortization, through annuity payments of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders.    A partial surrender occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s

“investment in the contract” will be increased to reflect the amount included in your income.

Taxation of annuity payments.    The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your annuity payment.

Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the “investment in the contract.” If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age.

Taxation of the death benefit.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract’s Maturity Date.

Taxation of Death Benefit if Paid Before the Contract’s Maturity Date:

•	the death benefit is taxed in the same manner as annuity payments if received under an optional payment plan;

•	if not received under an annuity payment option, the death benefit is taxed in the same manner as a surrender.

Taxation of Death Benefit if Paid After the Contract’s Maturity Date:

•	if received in accordance with the existing optional payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payments in excess of the unrecovered “investment in the contract” are includible in income;

•	if received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty taxes payable on surrenders, partial surrenders or annuity payments.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or annuity payments that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract.    In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a total surrender, or a partial surrender that you must include in income. For example:

•	if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

•	if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a partial surrender or an annuity payment that you must include in income; and

•	the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts.    The types of Qualified Contracts currently being offered include:

•	Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comports with IRA qualification requirements.

•

Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½

(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

•	Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans (“H.R. 10 or Keough plans”) for themselves and their employees.

•	403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Terms of qualified retirement plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The death benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs,

Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

•	the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

•	the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified retirement plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date (generally age 70 1/2 for Traditional IRAs and SEPs and the later of 70 1/2 or retirement for other Qualified Contracts). However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts received under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no

“investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another.    Rollovers and transfers:    In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payment from the Guarantee Account for a partial surrender or a total surrender for up to six months from the date we receive your payment request.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merritt 7, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the NASD.

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 5.5% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time premium payments have been held under the contract, Contract Values and elected features and benefits).

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Greenwich Street Series Fund, Janus Aspen Series, MFS® Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Fund, Inc, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE	Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

(1)	if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

(2)	if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

(3)	if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL MATTERS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1,

2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges  improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome of the McBride litigation cannot be determined at this time. The complaint seeks monetary compensation for premium amounts paid to us allegedly in excess of contractual obligations, other unspecified compensatory damages, punitive damages, a declaration that we cannot collect premiums from contractholders in excess of alleged contractual obligations, and equitable rescission rights.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A

Example — Death Benefit Calculations

BASIC DEATH BENEFIT	The following examples are for contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and takes no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant is age 75 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

76	1	$103,000	$103,000
77	2	112,000	112,000
78	3	90,000	100,000
79	4	135,000	135,000
80	5	130,000	130,000
81	6	150,000	150,000
82	7	125,000	125,000
83	8	145,000	145,000

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

Date	Premium Payment	Contract Value	Basic Death Benefit

3/31/03	$10,000	$10,000	$10,000
3/31/11		20,000	20,000
3/31/13		14,000	10,000

If a partial surrender of $7,000 is taken on March 31, 2013, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

(1)	the owner purchases the contract for $100,000;

(2)	the owner makes no additional premium payments;

(3)	the owner takes no partial surrenders; then

End of Year	Annuitant’s Age	Contract Value	Death Benefit Amount

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

Partial surrenders will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

(1)	the owner purchases the contract for $100,000;

(2)	the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

(3)	the owner makes no additional premium payments;

(4)	the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

(5)	the contract is not subject to premium taxes.

End of Year	Annuitant’s Age	Partial Surrender Amount	Contract Value	5% Rollup Death Benefit

	70	—	$100,000	$100,000
1	71	$5,000	$ 95,000	$100,000
2	72	$5,000	$ 90,000	$100,000
3	73	$5,000	$ 85,000	$100,000
4	74	$5,000	$ 80,000	$100,000
5	75	$5,000	$ 75,000	$100,000
6	76	$5,000	$ 70,000	$100,000
7	77	$5,000	$ 65,000	$100,000
8	78	$5,000	$ 60,000	$100,000
9	79	$5,000	$ 55,000	$100,000

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender,  including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

Date	Premium Payment	Contract Value	5% Rollup Death Benefit Option Before Any Partial Surrenders

3/31/03	$10,000	$10,000	$10,000
3/31/11	—	20,000	10,600
3/31/12	—	14,000	11,236

Therefore, if a $7,000 partial surrender is taken on March 31, 2012, the 5% Rollup Death Benefit immediately after the partial surrender will be $5,618 ($11,236 to

$5,618) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that no surrender charges and no premium taxes apply to the partial surrender.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant’s death.

Date	Premium Payment	Contract Value	Gain	Death Benefit	Earnings Protector Death Benefit

8/01/03	100,000	100,000	0	100,000	0
8/01/18		300,000	200,000	300,000	70,000

If the Annuitant’s death and notification of the death occurs on 8/01/18, the Earnings Protector Death Benefit will equal $70,000. We determined this amount by multiplying the “gain” ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

The following examples are for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable state modifications and prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH BENEFIT	The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and takes no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant is age 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Basic Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

Date	Premium Payment	Contract Value	Basic Death Benefit

3/31/03	$25,000	$25,000	$25,000
3/31/11		50,000	50,000
3/31/12		35,000	50,000

If a partial surrender of $17,500 is taken on March 31, 2012, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH BENEFIT	The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an owner:

(1)	purchases a contract for $100,000;

(2)	makes no additional premium payments and takes no partial surrenders;

(3)	is not subject to premium taxes; and

(4)	the Annuitant’s age is 70 on the Contract Date then:

Annuitant’s Age	End of Year	Contract Value	Unadjusted Death Benefit

71	1	$103,000	$103,000
72	2	$110,000	$110,000
73	3	$ 80,000	$110,000
74	4	$120,000	$120,000
75	5	$130,000	$130,000
76	6	$150,000	$150,000
77	7	$160,000	$160,000
78	8	$130,000	$160,000
79	9	$ 90,000	$160,000
80	10	$170,000	$170,000
81	11	$140,000	$170,000
82	12	$190,000	$190,000
83	13	$150,000	$170,000

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

Date	Premium Payment	Contract Value	Unadjusted Death Benefit

3/31/03	$25,000	$25,000	$25,000
3/31/11		50,000	50,000
3/31/12		35,000	50,000

If a partial surrender of $17,500 is taken on March 31, 2012, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant’s death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT	The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant’s death.

Date	Premium	Contract Value	Gain	Death Benefit	Optional Enhanced Death Benefit

8/01/03	100,000	100,000	0	100,000	0
8/01/18		300,000	200,000	300,000	70,000

If the Annuitant’s death and notification of the death occur on 8/01/18, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the “gain” ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Some of the Subaccounts invest in Portfolios with a 12b-1 fee or a service share fee. Performance for these Subaccounts may reflect the historical performance of a different class of the Portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the Portfolios’ 12b-1 or service share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. This information is provided by the Portfolios and may reflect fee waivers and expense reimbursements provided by certain Portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the prospectuses for the Portfolios for additional information.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date on which the particular Portfolio was first available in the Separate Account. When available, we will provide the total-return for the periods of one, five and ten years, adjusted to reflect current contract and Portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

Tables 1, 2, 3 and 4 demonstrate the standardized average annual total returns of the Subaccounts for periods of one, five and ten years and from the date on which a particular Portfolio was first available in the Separate Account to December 31, 2002. Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the Bonus Credit.

Table 1 reflects a Bonus Credit of 5%, as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the Portfolios. Expenses for Table 1 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	A charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annul rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. Premium taxes are not reflects in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1

Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.63	NA	NA	-30.10	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-35.68	NA	NA	-27.21	06/30/00

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.49	NA	NA	-10.03	06/30/00
Premier Growth Portfolio — Class B	-36.28	NA	NA	-31.19	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-14.17	08/20/02

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-3.62	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.51	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.39	-2.92	NA	3.26	01/04/95
Federated International Small Company Fund II	-22.57	NA	NA	-29.43	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-22.24	-2.34	7.41	7.76	05/02/88
VIP Growth Portfolio — Service Class 2	-35.72	-3.05	6.09	7.94	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-14.50	1.13	NA	9.89	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-21.93	-1.92	NA	2.16	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-14.93	NA	NA	-5.84	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

GE Investments Funds, Inc.

Income Fund	5.49	4.61	NA	4.41	12/12/97
Mid-Cap Value Equity Fund	-18.77	0.95	NA	5.94	05/01/97
Money Market Fund**	-3.14	2.13	2.53	2.88	05/02/88
Premier Growth Equity Fund	-26.20	NA	NA	-8.56	05/03/99
Real Estate Securities Fund	-6.03	1.47	NA	9.32	05/01/95
S&P 500® Index Fund	-27.59	-3.31	7.19	8.10	05/02/88
Small-Cap Value Equity Fund	-18.86	NA	NA	0.26	06/30/00
Total Return Fund	-14.20	1.90	7.07	7.62	05/02/88
U.S. Equity Fund	-24.41	NA	NA	-3.63	05/01/98
Value Equity Fund	-22.67	NA	NA	-14.32	06/30/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-11.50	5.92	NA	9.53	10/02/95
Capital Appreciation Portfolio — Service Shares	-20.99	4.64	NA	8.35	05/01/97
International Growth Portfolio — Service Shares	-31.07	-2.27	NA	3.03	05/01/96

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.07	NA	NA	-29.16	06/30/00
MFS® Investors Trust Series — Service Class Shares	-26.34	NA	NA	-19.37	06/30/00
MFS® New Discovery Series — Service Class Shares	-37.26	NA	NA	-23.43	06/30/00
MFS® Utilities Series — Service Class Shares	-28.13	NA	NA	-22.50	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.42	-4.47	4.47	6.86	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.45	-0.30	7.78	8.34	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	-27.59	NA	NA	-19.86	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.17	NA	NA	-19.13	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-20.64	06/28/02

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares	-5.87	NA	NA	-2.69	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	13.38	NA	NA	11.39	06/30/00
Total Return Portfolio — Administrative Class Shares	4.65	NA	NA	6.81	06/30/00

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II Shares	-36.61	NA	NA	-31.06	05/10/01

Rydex Variable Trust

OTC Fund	-44.50	NA	NA	-49.94	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-23.43	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-31.56	05/01/02

*	Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

STANDARDIZED PERFORMANCE DATA	Table 2 reflects a Bonus Credit of 5%, as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the Portfolios. Expenses for Table 2 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value);

(4)	An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option; and

(5)	An annual maximum charge of 0.35% for the Optional Enhanced Death Benefit.

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption In Separate Account to 12/31/02	Date of Adoption In Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.72	NA	NA	-30.47	06/30/00
AIM V.I. Growth Fund — Series I Shares	-36.53	NA	NA	-40.59	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-35.81	NA	NA	-27.52	06/30/00

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.57	NA	NA	-10.10	06/30/00
Premier Growth Portfolio — Class B	-36.39	NA	NA	-31.57	06/30/00
Quasar Portfolio — Class B	-37.67	NA	NA	-27.82	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-14.20	08/20/02

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-5.14	NA	NA	-14.22	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-34.45	NA	NA	-30.48	06/30/00

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-3.62	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-9.53	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-3.38	-3.00	NA	3.29	01/04/95
Federated International Small Company Fund II	-22.65	NA	NA	-29.78	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-22.30	-2.35	7.55	7.90	05/02/88
VIP Growth Portfolio — Service Class 2	-35.83	-3.00	6.23	8.10	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-14.54	1.17	NA	10.07	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-21.99	-1.91	NA	2.23	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-14.98	NA	NA	-5.89	06/30/00

GE Investments Funds, Inc.

Income Fund	5.54	4.63	NA	4.42	12/12/97
Mid-Cap Value Equity Fund	-18.82	0.96	NA	6.05	05/01/97
Money Market Fund**	-3.12	2.13	2.48	2.82	05/02/88
Premier Growth Equity Fund	-26.27	NA	NA	-8.63	05/03/99
Real Estate Securities Fund	-6.04	1.40	NA	9.44	05/01/95
S&P 500® Index Fund	-27.67	-3.30	7.33	8.25	05/02/88
Small-Cap Value Equity Fund	-18.92	NA	NA	0.28	06/30/00
Total Return Fund	-14.23	1.93	7.17	7.74	05/02/88
U.S. Equity Fund	-24.48	NA	NA	-3.65	05/01/98
Value Equity Fund	-22.73	NA	NA	-14.45	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption In Separate Account to 12/31/02	Date of Adoption In Separate Account*

Janus Aspen Series

Balanced Portfolio — Service Shares	-11.52	6.01	NA	9.68	10/02/95
Capital Appreciation Portfolio — Service Shares	-21.04	4.76	NA	8.53	05/01/97
Global Life Sciences Portfolio — Service Shares	-35.10	NA	NA	-17.74	05/01/00
Global Technology Portfolio — Service Shares	-46.78	NA	NA	-47.66	05/01/00
Growth Portfolio — Service Shares	-32.15	-4.29	NA	4.67	09/13/93
International Growth Portfolio — Service Shares	-31.18	-2.24	NA	3.12	05/01/96
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-33.61	-4.83	NA	5.02	09/13/93
Worldwide Growth Portfolio — Service Shares	-31.12	-2.04	NA	8.13	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.18	NA	NA	-29.50	06/30/00
MFS® Investors Trust Series — Service Class Shares	-26.43	NA	NA	-19.57	06/30/00
MFS® New Discovery Series — Service Class Shares	-37.40	NA	NA	-23.68	06/30/00
MFS® Utilities Series — Service Class Shares	-28.26	NA	NA	-22.74	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.54	-4.47	4.57	7.00	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.55	-0.24	7.92	8.49	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	-27.67	NA	NA	-20.07	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.24	NA	NA	-19.33	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-20.74	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.79	NA	NA	5.35	06/30/00
High Yield Portfolio — Administrative Class Shares	-5.88	NA	NA	-2.72	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	13.46	NA	NA	11.47	06/30/00
Total Return Portfolio — Administrative Class Shares	4.70	NA	NA	6.86	06/30/00

The Prudential Series Fund, Inc.

Equity Portfolio — Class II	-27.94	NA	NA	24.39	05/01/01
Jennison Portfolio — Class II	-36.73	NA	NA	-31.28	05/10/01
SP Jennison International Growth Portfolio — Class II	-28.15	NA	NA	-33.79	05/01/01
SP Prudential U.S. Emerging Growth Portfolio — Class II	-38.02	NA	NA	-33.58	07/09/01

Rydex Variable Trust

OTC Fund	-44.63	NA	NA	-50.77	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-23.51	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-31.68	05/01/02

*	Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

STANDARDIZED PERFORMANCE DATA	Table 3 reflects a Bonus Credit of 4%, as well as the deduction of all applicable fees and charges assessed under the contract, including fees for the Portfolios. Expenses for Table 3 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value);

(4)	An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option; and

(5)	An annual maximum charge of 0.35% for the Optional Enhanced Death Benefit.

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3

Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-30.46	NA	NA	-30.79	06/30/00
AIM V.I. Growth Fund — Series I Shares	-37.21	NA	NA	-40.88	06/30/00
AIM V.I. Premier Equity Fund — Series I Shares	-36.49	NA	NA	-27.84	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-28.33	NA	NA	-10.48	06/30/00
Premier Growth Portfolio — Class B	-37.07	NA	NA	-31.88	06/30/00
Quasar Portfolio — Class B	-38.34	NA	NA	-28.14	06/30/00
Technology Portfolio — Class B	NA	NA	NA	-15.09	08/20/02

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-6.11	NA	NA	-14.58	06/30/00
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-35.15	NA	NA	-30.80	06/30/00

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	NA	NA	NA	-4.61	06/28/02
VT Worldwide Health Sciences Fund	NA	NA	NA	-10.46	06/28/02

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-4.37	-3.20	NA	3.16	01/04/95
Federated International Small Company Fund II	-23.46	NA	NA	-30.10	06/30/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-23.11	-2.55	7.44	7.83	05/02/88
VIP Growth Portfolio — Service Class 2	-36.52	-3.20	6.12	8.03	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-15.43	0.96	NA	9.93	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income — Service Class 2	-22.80	-2.11	NA	2.05	05/01/97
VIP III Mid Cap Portfolio — Service Class 2	-15.87	NA	NA	-6.28	06/30/00

GE Investments Funds, Inc.

Income Fund	4.46	4.41	NA	4.21	12/12/97
Mid-Cap Value Equity Fund	-19.67	0.76	NA	5.86	05/01/97
Money Market Fund **	-4.12	1.92	2.38	2.75	05/02/88
Premier Growth Equity Fund	-27.05	NA	NA	-8.89	05/03/99
Real Estate Securities Fund	-7.01	1.20	NA	9.30	05/01/95
S&P 500® Index Fund	-28.43	-3.49	7.22	8.18	05/02/88
Small-Cap Value Equity Fund	-19.77	NA	NA	-0.13	06/30/00
Total Return Fund	-15.12	1.72	7.06	7.67	05/02/88
U.S. Equity Fund	-25.27	NA	NA	-3.86	05/01/98
Value Equity Fund	-23.54	NA	NA	-14.82	06/30/00

Janus Aspen Series

Balanced Portfolio — Service Shares	-12.43	5.80	NA	9.53	10/02/95
Capital Appreciation Portfolio — Service Shares	-21.86	4.55	NA	8.34	05/01/97
Global Life Sciences Portfolio — Service Shares	-35.79	NA	NA	-18.07	05/01/00
Global Technology Portfolio — Service Shares	-47.36	NA	NA	-47.92	05/01/00
Growth Portfolio — Service Shares	-32.87	-4.48	NA	4.55	09/13/93
International Growth — Service Shares	-31.91	-2.44	NA	2.97	05/01/96
Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio)	-34.32	-5.03	NA	4.91	09/13/93
Worldwide Growth Portfolio — Service Shares	-31.85	-2.24	NA	8.02	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-33.89	NA	NA	-29.82	06/30/00
MFS® Investors Trust Series — Service Class Shares	-27.20	NA	NA	-19.92	06/30/00
MFS® New Discovery Series — Service Class Shares	-38.07	NA	NA	-24.01	06/30/00
MFS® Utilities Series — Service Class Shares	-29.01	NA	NA	-23.07	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption in Separate Account to 12/31/02	Date of Adoption in Separate Account*

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-34.25	-4.66	4.47	6.92	05/02/88
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-33.26	-0.45	7.81	8.42	05/02/88
Oppenheimer Global Securities Fund /VA — Service Shares	-28.43	NA	NA	-20.41	06/30/00
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-25.03	NA	NA	-19.68	06/30/00
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	NA	NA	NA	-21.57	06/28/02

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	2.73	NA	NA	4.92	06/30/00
High Yield Portfolio — Administrative Class Shares	-6.85	NA	NA	-3.13	06/30/00
Long-Term U.S. Government Portfolio — Administrative Class Shares	12.31	NA	NA	11.02	06/30/00
Total Return Portfolio — Administrative Class Shares	3.63	NA	NA	6.43	06/30/00

The Prudential Series Fund, Inc.

Equity Portfolio — Class II	-28.70	NA	NA	-24.88	05/01/01
Jennison Portfolio — Class II	-37.40	NA	NA	-31.73	05/10/01
SP Jennison International Growth Portfolio — Class II	-28.91	NA	NA	-34.24	05/01/01
SP Prudential U.S. Emerging Growth Portfolio — Class II	-38.68	NA	NA	-51.04	07/09/01

Rydex Variable Trust

OTC Fund	-45.23	NA	NA	-51.04	06/30/00

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	NA	NA	NA	-24.32	05/01/02
Emerging Growth Portfolio — Class II Shares	NA	NA	NA	-32.41	05/01/02

*	Date on which a particular Portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company this date may be different from the date the Portfolio was first available in the product.
**	Yield more closely reflects current earnings of the GE Investment Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

STANDARDIZED PERFORMANCE DATA	Table 4 reflects a Bonus Credit of 4%, as well as the deduction of all applicable fees and charges assessed under the Contract, including fees for the Portfolios. Expenses for Table 4 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value);

(4)	An annual maximum charge of 0.35% for the Guaranteed Minimum Death Benefit option; and

Since we assume that you make a complete surrender of the contract at the end of the period, we deduct the surrender charges. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 4

Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption In Separate Account to 12/31/02	Date of Adoption In Separate Account*

The Alger American Fund

Alger American Growth Portfolio — Class O Shares	-39.00	-2.18	NA	2.76	10/02/95
Alger American Small Capitalization Portfolio — Class O Shares	-32.08	-11.53	NA	-7.06	10/02/95

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-28.03	NA	NA	-10.03	06/30/00

Federated Insurance Series

Federated American Leaders Fund II — Primary Shares	-25.94	-2.57	NA	3.96	05/01/96
Federated Capital Income Fund II (formerly, Federated Utility Fund II)	-29.77	-9.62	NA	0.70	01/04/95
Federated High Income Bond Fund II — Primary Shares	-3.85	-2.62	NA	3.80	01/04/95

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Initial Class	-22.59	-1.87	8.15	8.58	05/02/88
VIP Growth Portfolio — Initial Class	-36.04	-2.50	6.83	8.75	05/02/88
VIP Overseas Portfolio — Initial Class	-25.99	-6.28	3.08	2.82	05/02/88

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset Manager Portfolio — Initial Class	-14.19	-0.70	5.39	6.59	10/03/89
VIP II Contrafund® Portfolio — Initial Class	-14.83	1.65	NA	10.75	01/04/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Initial Class	-22.25	-1.41	NA	2.79	05/01/97
VIP III Growth Opportunities Portfolio — Initial Class	-27.59	-8.81	NA	-4.04	05/01/97
VIP III Mid Cap Portfolio — Initial Class	-15.53	NA	NA	-5.83	06/30/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	From the Adoption In Separate Account to 12/31/02	Date of Adoption In Separate Account*

GE Investments Funds, Inc.

Income Fund	4.83	4.79	NA	4.66	12/12/97
International Equity Fund	-29.63	-6.59	NA	-1.18	05/01/95
Mid-Cap Value Equity Fund	-19.34	1.13	NA	6.27	05/01/97
Money Market Fund**	-3.76	2.29	2.75	3.13	05/02/88
Premier Growth Equity Fund	-26.74	NA	NA	-8.49	05/03/99
Real Estate Securities Fund	-6.65	1.57	NA	9.70	05/01/95
S&P 500® Index Fund	-28.13	-3.13	7.59	8.56	05/02/88
Small-Cap Value Equity Fund	-19.44	NA	NA	0.33	06/30/00
Total Return Fund	-14.79	2.10	7.43	8.05	05/02/88
U.S. Equity Fund	-24.96	NA	NA	-3.46	05/01/98

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	-16.86	NA	NA	-9.37	05/01/98
Goldman Sachs Mid Cap Value Fund	-10.07	NA	NA	1.76	05/01/98

Janus Aspen Series

Balanced Portfolio — Institutional Shares	-11.86	6.27	NA	10.11	10/02/95
Capital Appreciation Portfolio — Institutional Shares	-21.28	5.41	NA	9.24	05/01/97
Flexible Income Portfolio — Institutional Shares	5.44	4.96	NA	6.69	10/02/95
Global Life Sciences Portfolio — Service Shares	-35.49	NA	NA	-17.66	05/01/00
Global Technology Portfolio — Service Shares	-47.10	NA	NA	-47.53	05/01/00
Growth Portfolio — Institutional Shares	-32.36	-3.78	NA	5.28	09/13/93
International Growth Portfolio — Institutional Shares	-31.43	-1.61	NA	3.80	05/01/96
Mid Cap Growth Portfolio — Institutional Shares (formerly, Aggressive Growth Portfolio)	-33.83	-4.28	NA	5.66	09/13/93
Worldwide Growth Portfolio — Institutional Shares	-31.34	-1.46	NA	8.79	09/13/93

MFS® Variable Insurance Trust

MFS® New Discovery Series — Service Class Shares	-37.78	NA	NA	-23.59	06/30/00

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	-33.69	-4.12	5.03	7.60	05/02/88
Oppenheimer Bond Fund/VA	4.01	3.51	5.19	6.28	05/02/88
Oppenheimer Capital Appreciation Fund/VA	-32.72	0.23	8.51	9.40	05/02/88
Oppenheimer High Income Fund/VA	-7.72	-2.20	5.02	7.36	05/02/88
Oppenheimer Multiple Strategies Fund/VA	-15.90	0.95	6.39	7.08	05/02/88

PIMCO Variable Insurance Trust

Total Return Portfolio — Administrative Class Shares	4.00	NA	NA	6.89	06/30/00

Salomon Brothers Variable Series Fund, Inc.

Salomon Brothers Variable Investors Fund	-28.82	NA	NA	1.32	10/12/98
Salomon Brothers Variable Strategic Bond Fund	3.76	NA	NA	4.00	10/12/98
Salomon Brothers Variable Total Return Fund	-12.29	NA	NA	-0.55	10/12/98

*	Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA	In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standardized performance includes data that precedes the date on which a particular Portfolio was available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the Portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the Portfolio with the charges equal to those currently in the contract, including charges for the Portfolios.

Tables 5 and 6 reflect the non-standardized average annual total returns of the Subaccounts for one, five and ten year periods from the time the Portfolios were declared effective by the SEC until December 31, 2002. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Home Office.

Table 5 reflects total returns of the Portfolios with the Bonus Credit of 5%. Such returns have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Expenses for Table 5 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. The charges for the optional death benefits and premium taxes are not reflected in the calculations in Table 5. If the charges for the optional death benefits and premium taxes were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 5

Non-Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.08	-3.96	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-35.92	-9.98	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-35.18	-3.89	NA	05/05/93

AllianceBernstein Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	-26.92	1.92	9.63	01/14/91
Premier Growth Portfolio — Class B	-35.78	-3.20	7.75	06/26/92
Quasar Portfolio — Class B	-37.04	-11.25	NA	08/05/96
Technology Portfolio — Class B	-47.11	-2.17	NA	01/11/96

Dreyfus

Dreyfus Investments Portfolio — Emerging Markets Portfolio — Initial Shares	-4.43	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-33.82	-5.56	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-3.60	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-34.73	NA	NA	05/02/01

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	-2.66	-2.20	NA	03/01/94
Federated International Small Company Fund II	-21.98	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	-21.64	-1.61	8.17	10/09/86
VIP Growth Portfolio — Service Class 2	-35.22	-2.33	6.84	10/09/86

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	-13.85	1.88	NA	01/03/95

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	-21.33	-1.19	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-14.28	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	6.28	5.38	NA	01/02/95
Mid-Cap Value Equity Fund	-18.14	1.70	NA	05/01/97
Money Market Fund**	-2.40	2.88	3.25	06/30/85
Premier Growth Equity Fund	-25.63	3.33	NA	12/12/97
Real Estate Securities Fund	-5.32	2.22	NA	05/01/95
S&P 500® Index Fund	-27.03	-2.59	7.95	04/14/85
Small-Cap Value Equity Fund	-18.24	NA	NA	05/01/00
Total Return Fund	-13.55	2.65	7.82	07/01/85
U.S. Equity Fund	-23.82	0.06	NA	01/02/95
Value Equity Fund	-22.07	NA	NA	05/01/00

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Janus Capital Management LLC

Balanced Portfolio — Service Shares	-10.82	6.69	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.38	5.40	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-34.45	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-46.20	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.53	-3.60	NA	09/13/93
International Growth Portfolio — Service Shares	-30.53	-1.55	NA	05/02/94
Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio)	-32.97	-4.14	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-30.48	-1.36	NA	09/13/93

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	-32.55	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-25.77	-4.66	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-36.77	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-27.58	-2.55	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	-32.90	-3.75	5.21	08/15/86
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-31.92	0.44	8.54	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-27.03	3.81	10.51	11/12/90
Oppenheimer Main Street Fund — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-23.58	-6.19	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-20.38	NA	NA	05/01/98

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	4.53	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-5.16	NA	NA	04/30/98
Long-Term U.S. Government Portfolio —Administrative Class Shares	14.23	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	5.44	5.21	NA	12/24/97

The Prudential Series Fund, Inc.

Equity Portfolio — Class II	-27.29	NA	NA	05/03/99
Jennison Portfolio — Class II Shares	-36.12	NA	NA	02/09/00
SP Jennison International Growth Portfolio — Class II	-27.51	NA	NA	10/03/00
SP Prudential U.S. Emerging Growth Portfolio — Class II	-37.40	NA	NA	05/10/01

Rydex Variable Trust

OTC Fund	-44.05	-3.89	NA	05/07/97

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-24.00	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-37.65	1.39	NA	07/03/95

*	Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

NON-STANDARDIZED PERFORMANCE DATA

Table 6 reflects total returns of the Portfolios with the Bonus Credit of 4%. Such returns have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the Portfolios. Expenses for Table 6 include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge of 0.25% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract maintenance charge of $25 (assumed to be equivalent to 0.1% of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge. The charges for the optional death benefits and premium taxes are not reflected in the calculations in Table 6. If the charges for the optional death benefits and premium taxes were included, the performance numbers shown would be lower. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 6

Non-Standardized Total Returns

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	-29.83	-4.16	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-36.59	-10.17	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares	-35.86	-4.08	NA	05/05/93

The Alger American Fund

Alger American Growth Portfolio — Class O Shares	-38.66	-1.88	7.81	01/09/89
Alger American Small Capitalization Portfolio — Class O Shares	-31.74	-11.10	0.02	09/21/88

AllianceBernstein Variable Product Series Fund, Inc.

Growth and Income Portfolio — Class B	-27.69	1.72	9.52	01/14/91
Premier Growth Portfolio — Class B	-36.46	-3.39	7.65	06/26/92
Quasar Portfolio — Class B	-37.71	-11.43	NA	08/05/96
Technology Portfolio — Class B	-47.68	-2.37	NA	01/11/96

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Dreyfus

Dreyfus Investments Portfolio — Emerging Markets Portfolio — Initial Shares	-5.40	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	-34.52	-5.75	NA	10/15/93

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	-4.59	NA	NA	05/02/01
VT Worldwide Health Sciences Fund	-35.42	NA	NA	05/02/01

Federated Insurance Series

Federated American Leaders Fund II — Primary Shares	-25.59	-2.20	NA	02/10/94
Federated Capital Income Fund II (formerly, Federated Utility Fund II)	-29.41	-9.19	NA	02/10/94
Federated High Income Bond Fund II — Primary Shares	-3.49	-2.18	NA	03/01/94
Federated High Income Bond Fund II — Service Shares	-3.65	-2.40	NA	03/01/94
Federated International Small Company Fund II	-22.79	NA	NA	05/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Initial Class	-22.25	-1.50	8.40	10/09/86
VIP Equity-Income Portfolio — Service Class 2	-22.46	-1.81	8.07	10/09/86
VIP Growth Portfolio — Initial Class	-35.71	-2.19	7.07	10/09/86
VIP Growth Portfolio — Service Class 2	-35.90	-2.52	6.74	10/09/86

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset Manager — Initial Class	-13.84	-0.32	5.70	09/06/89
VIP II Contrafund® Portfolio — Initial Class	-14.48	1.99	NA	01/03/95
VIP II Contrafund® Portfolio — Service Class 2	-14.74	1.67	NA	01/03/95

Fidelity Variable Insurance Products Fund III ("VIP III")

VIP III Growth & Income Portfolio — Initial Class	-21.91	-1.06	NA	12/31/96
VIP III Growth Opportunities Portfolio — Initial Class	-27.26	-8.40	NA	01/03/95
VIP III Growth & Income Portfolio — Service Class 2	-22.14	-1.39	NA	12/31/96
VIP III Mid Cap Portfolio — Initial Class	-15.17	NA	NA	12/28/98
VIP III Mid Cap Portfolio — Service Class 2	-15.17	NA	NA	12/28/98

GE Investments Funds, Inc.

Income Fund	5.20	5.17	NA	01/02/95
International Equity Fund	-29.29	-6.21	NA	05/01/95
Mid-Cap Value Equity Fund	-18.99	1.49	NA	05/01/97
Money Market Fund**	-3.40	2.67	3.15	06/30/85
Premier Growth Equity Fund	-26.41	3.12	NA	12/12/97
Real Estate Securities Fund	-6.29	2.01	NA	05/01/95
S&P 500® Index Fund	-27.79	-2.78	7.84	04/14/85
Small-Cap Value Equity Fund	-19.09	NA	NA	05/01/00
Total Return Fund	-14.44	2.44	7.72	07/01/85
U.S. Equity Fund	-24.62	-0.14	NA	01/02/95
Value Equity Fund	-22.88	NA	NA	05/01/00

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	-16.51	NA	NA	01/12/98
Goldman Sachs Variable Mid Cap Value Fund	-9.71	NA	NA	04/30/98

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Janus Aspen Series

Balanced Portfolio — Institutional Shares	-11.50	6.58	NA	09/13/93
Balanced Portfolio — Service Class Shares	-11.74	6.48	NA	09/13/93
Capital Appreciation Portfolio — Institutional Shares	-20.94	5.68	NA	05/01/97
Capital Appreciation Portfolio — Service Shares	-21.21	5.20	NA	05/01/97
Flexible Income Portfolio — Institutional Shares	5.81	5.34	NA	09/13/93
Global Life Sciences Portfolio — Service Shares	-35.14	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-46.78	NA	NA	01/15/00
Growth Portfolio — Institutional Shares	-32.03	-3.46	NA	09/13/93
Growth Portfolio—Service Class Shares	-32.25	-3.79	NA	09/13/93
International Growth Portfolio — Institutional Shares	-31.08	-1.29	NA	05/02/94
International Growth Portfolio — Service Shares	-31.26	-1.75	NA	05/02/94
Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio)	-33.49	-3.97	NA	09/13/93
Mid Cap Growth Portfolio — Service Shares (formerly, Aggressive Growth Portfolio)	-33.67	-4.33	NA	09/13/93
Worldwide Growth Portfolio — Institutional Shares	-31.00	-1.15	NA	09/13/93
Worldwide Growth Portfolio — Service Shares	-31.21	-1.55	NA	09/13/93

MFS® Variable Investment Trust

MFS® Investors Growth Stock Series — Service Shares	-33.26	NA	NA	05/03/99
MFS® Investors Trust Series — Service Shares	-26.55	-4.85	NA	10/09/95
MFS® New Discovery Series — Service Shares	-37.44	NA	NA	04/29/98
MFS® Utilities Series — Service Shares	-28.33	-2.74	NA	01/03/95

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	-33.34	-3.78	5.30	08/15/86
Oppenheimer Aggressive Growth Fund/VA — Service Shares	-33.61	-3.95	5.10	08/15/86
Oppenheimer Bond Fund/VA	4.38	3.90	5.55	04/03/85
Oppenheimer Capital Appreciation Fund/VA	-32.39	0.55	8.77	04/03/85
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-32.64	0.24	8.44	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-27.79	3.60	10.41	11/12/90
Oppenheimer High Income Fund/VA	-7.36	-1.78	5.33	04/30/86
Oppenheimer Main Street Fund/VA — Service Shares (formerly, Oppenheimer Main Street Growth & Income Fund/VA)	-24.38	-6.38	NA	07/05/95
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	-21.21	NA	NA	05/01/98
Oppenheimer Multiple Strategies Fund/VA	-15.55	1.32	6.70	02/09/87

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	3.47	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares	-6.13	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares	13.07	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares	4.37	5.00	NA	12/24/97

The Prudential Series Fund, Inc.

Equity Portfolio — Class II	-28.06	NA	NA	05/03/99
Jennison Portfolio — Class II Shares	-36.79	NA	NA	02/09/00
SP Jennison International Growth Portfolio — Class II	-28.27	NA	NA	10/03/00
SP Prudential U.S. Emerging Portfolio — Class II	-38.07	NA	NA	05/10/01

Rydex Variable Trust

OTC Fund	-44.65	-4.08	NA	05/07/97

Salomon Brothers Variable Series Fund Inc

Salomon Brothers Variable Investors Fund	-28.49	NA	NA	02/17/98
Salomon Brothers Variable Strategic Bond Fund	4.13	NA	NA	02/17/98
Salomon Brothers Variable Total Return Fund	-11.94	NA	NA	02/17/98

	For the 1-year period ended 12/31/02	For the 5-year period ended 12/31/02	For the 10-year period ended 12/31/02	Portfolio Inception Date*

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	-24.79	NA	NA	04/30/99
Emerging Growth Portfolio — Class II Shares	-38.32	1.18	NA	07/03/95

*	Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The following Portfolios were added to the Separate Account on May 1, 2003. Therefore, no Non-Standardized Performance information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares

Federated Insurance Series — Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust — Nations Marsico Growth Portfolio

Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable All Cap Fund — Class II

Appendix C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	7.57	5.63	912,403	2002
	9.25	7.57	711,998	2001
	10.00	10.13	—	2000
	—	—	—	1999

AIM V.I. Growth Fund — Series I Shares	6.58	4.47	432,922	2002
	10.11	6.58	256,780	2001
	10.00	10.49	—	2000
	—	—	—	1999

AIM V.I. Premier Equity Fund — Series I Shares	8.70	5.98	1,672,332	2002
	9.78	8.70	1,239,767	2001
	10.00	9.92	—	2000
	—	—	—	1999

The Alger American Fund

Alger American Large Cap Growth Portfolio — Class O Shares	9.13	6.01	6,996,520	2002
	10.11	9.11	9,699,706	2001
	12.52	10.49	10,372,485	2000
	10.00	12.50	5,377,154	1999

Alger American Small Capitalization Portfolio — Class O Shares	6.96	5.11	3,005,645	2002
	9.25	7.03	3,603,281	2001
	14.07	10.13	3,566,464	2000
	10.00	14.14	1,160,756	1999

AllianceBernstein Variable Products Series Fund Inc.

Growth and Income Portfolio — Class B	10.52	8.04	2,996,376	2002
	9.53	10.51	2,101,249	2001
	10.00	9.91	—	2000
	—	—	—	1999

Premier Growth Portfolio — Class B	8.06	5.47	1,384,298	2002
	11.23	8.04	970,931	2001
	10.00	11.37	—	2000
	—	—	—	1999

Quasar Portfolio — Class B	8.97	6.05	188,770	2002
	10.69	9.04	158,564	2001
	10.00	11.16	—	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Dreyfus

Dreyfus Investment Portfolio — Emerging Markets Portfolio — Initial Shares	10.12	9.89	151,102	2002
	10.94	10.09	97,103	2001
	—	10.89	—	2000
	—	—	—	1999

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	7.62	5.28	80,469	2002
	9.78	7.55	51,180	2001
	10.00	10.02	—	2000
	—	—	—	1999

Federated Insurance Series

Federated American Leaders Fund II — Primary Shares	9.96	7.84	1,980,630	2002
	10.35	9.98	2,224,709	2001
	10.29	10.58	1,783,774	2000
	10.00	10.49	1,114,543	1999

Federated Capital Income Fund II (formerly, Federated Utility Fund II)	8.01	5.95	812,332	2002
	9.21	7.95	988,491	2001
	10.25	9.36	971,234	2000
	10.00	10.44	491,571	1999

Federated High Income Bond Fund II — Primary Shares	8.89	8.83	1,727,743	2002
	8.68	8.85	1,497,811	2001
	9.87	8.86	1,236,512	2000
	10.00	9.89	799,186	1999

Federated High Income Bond Fund II — Service Shares	10.02	9.94	774,123	2002
	9.78	9.96	309,175	2001
	10.00	10.02	—	2000
	—	—	—	1999

Federated International Small Company Fund II	7.03	5.66	109,299	2002
	8.14	6.97	60,091	2001
	10.00	8.45	—	2000
	—	—	—	1999

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Initial Class	10.65	8.70	7,065,062	2002
	11.23	10.64	6,973,887	2001
	10.37	11.37	5,142,408	2000
	10.00	10.65	3,203,653	1999

VIP Equity-Income Portfolio — Service Class 2	9.81	7.99	2,476,360	2002
	10.42	9.80	1,400,128	2001
	10.00	10.81	—	2000
	—	—	—	1999

VIP Growth Portfolio — Initial Class	9.10	6.22	8,672,752	2002
	10.69	9.04	12,207,225	2001
	12.70	11.16	13,220,537	2000
	10.00	12.73	6,561,710	1999

VIP Growth Portfolio — Service Class 2	8.02	5.47	1,648,860	2002
	9.56	7.97	1,258,983	2001
	10.00	9.80	—	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

VIP Overseas Portfolio — Initial Class	8.59	6.70	945,528	2002
	10.94	8.53	1,013,208	2001
	13.86	10.99	1,034,948	2000
	10.00	13.80	388,067	1999

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Asset ManagerSM Portfolio — Initial Class	9.62	8.67	1,627,929	2002
	10.05	9.65	1,657,965	2001
	10.71	10.22	1,578,124	2000
	10.00	10.80	777,512	1999

VIP II Contrafund® Portfolio — Initial Class	9.28	8.33	8,850,693	2002
	10.46	9.33	9,684,799	2001
	11.57	10.81	10,046,542	2000
	10.00	11.75	5,211,986	1999

VIP II Contrafund® Portfolio — Service Class 2	8.82	7.90	1,678,407	2002
	9.21	8.87	1,052,251	2001
	10.00	9.36	—	2000
	—	—	—	1999

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Initial Class	9.19	7.48	3,699,391	2002
	9.90	9.11	4,216,916	2001
	10.50	10.14	3,872,703	2000
	10.00	10.69	2,078,979	1999

VIP III Growth & Income Portfolio — Service Class 2	9.05	7.35	725,106	2002
	10.10	8.98	500,280	2001
	10.10	10.11	—	2000
	—	—	—	1999

VIP III Growth Opportunities Portfolio — Initial Class	7.14	5.48	1,667,785	2002
	8.14	7.12	2,034,188	2001
	10.17	8.45	2,947,260	2000
	10.00	10.35	1,709,162	1999

VIP III Mid Cap Portfolio — Service Class 2	10.19	9.09	1,420,253	2002
	11.34	10.26	923,291	2001
	10.00	11.48	—	2000
	—	—	—	1999

GE Investments Funds, Inc.

Income Fund	11.15	12.11	5,417,568	2002
	10.67	11.20	2,019,964	2001
	9.66	10.59	978,360	2000
	10.00	9.71	433,696	1999

International Equity Fund	8.28	6.20	833,396	2002
	10.57	8.27	707,187	2001
	12.43	10.62	575,998	2000
	10.00	12.36	179,463	1999

Mid-Cap Value Equity Fund	11.72	9.99	5,163,925	2002
	11.55	11.77	4,911,126	2001
	10.90	11.91	2,225,373	2000
	10.00	11.17	1,168,256	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Money Market Fund	11.04	11.03	20,588,287	2002
	10.79	11.04	22,228,201	2001
	10.32	10.79	13,620,757	2000
	10.00	10.32	12,703,804	1999

Premier Growth Equity Fund	9.82	7.62	4,161,689	2002
	10.57	9.79	4,926,747	2001
	11.52	10.95	3,575,788	2000
	10.00	11.73	1,380,434	1999

Real Estate Securities Fund	14.34	13.92	1,496,540	2002
	12.91	14.33	1,162,740	2001
	9.83	13.01	791,128	2000
	10.00	9.97	107,802	1999

S&P 500® Index Fund	8.98	6.82	15,768,039	2002
	10.04	8.92	17,208,862	2001
	11.47	10.33	14,711,396	2000
	10.00	11.59	7,821,903	1999

Small-Cap Value Equity Fund	11.95	10.23	1,059,252	2002
	10.88	12.06	764,830	2001
	10.00	11.42	—	2000
	—	—	—	1999

Total Return Fund	10.29	9.65	2,969,218	2002
	11.18	10.81	3,102,244	2001
	10.83	11.31	2,562,990	2000
	10.00	10.94	1,305,705	1999

U.S. Equity Fund	10.21	8.10	3,959,667	2002
	11.08	10.19	3,528,046	2001
	11.36	11.31	2,679,258	2000
	10.00	11.56	1,442,844	1999

Value Equity Fund	9.20	7.45	662,957	2002
	9.67	9.18	375,400	2001
	10.00	9.95	—	2000
	—	—	—	1999

Goldman Sachs Variable Insurance Trust

Goldman Sachs Growth and Income Fund	8.76	7.63	987,170	2002
	9.56	8.74	831,759	2001
	10.32	9.98	644,374	2000
	10.00	10.44	204,598	1999

Goldman Sachs Mid Cap Value Fund	14.20	13.38	4,634,645	2002
	12.68	14.26	4,778,066	2001
	9.81	12.93	2,947,576	2000
	10.00	10.02	482,846	1999

Janus Aspen Series

Balanced Portfolio — Institutional Shares	10.76	9.92	12,992,438	2002
	11.34	10.78	14,470,083	2001
	11.80	11.48	14,010,497	2000
	10.00	11.93	7,205,031	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Balanced Portfolio — Service Shares	9.55	8.79	2,496,532	2002
	10.18	9.57	1,718,954	2001
	10.00	10.45	—	2000
	—	—	—	1999

Capital Appreciation Portfolio — Institutional Shares	9.36	7.77	8,929,956	2002
	11.60	9.36	12,492,110	2001
	15.09	12.14	14,448,594	2000
	10.00	15.07	8,073,338	1999

Capital Appreciation Portfolio — Service Shares	7.79	6.45	733,417	2002
	10.18	7.79	543,083	2001
	10.00	10.10	—	2000
	—	—	—	1999

Flexible Income Portfolio — Institutional Shares	10.99	12.03	2,507,313	2002
	10.51	11.06	2,013,676	2001
	9.94	10.43	1,350,650	2000
	10.00	9.97	606,707	1999

Global Life Sciences Portfolio — Service Shares	9.25	6.49	830,680	2002
	10.88	9.36	1,091,617	2001
	10.00	11.42	1,538,535	2000
	—	—	—	1999

Global Technology Portfolio — Service Shares	4.24	2.44	1,683,152	2002
	6.32	4.20	2,037,391	2001
	10.00	6.80	1,420,254	2000
	—	—	—	1999

Growth Portfolio — Institutional Shares	8.41	6.07	11,016,827	2002
	10.76	8.39	15,640,723	2001
	13.33	11.33	17,978,378	2000
	10.00	13.46	8,278,915	1999

Growth Portfolio — Service Shares	7.21	5.19	904,504	2002
	10.42	7.20	839,635	2001
	10.00	10.65	—	2000
	—	—	—	1999

International Growth Portfolio — Institutional Shares	10.69	7.84	3,184,335	2002
	13.90	10.70	4,093,422	2001
	17.36	14.16	4,568,600	2000
	10.00	17.11	1,251,115	1999

International Growth Portfolio — Service Shares	7.52	5.51	569,028	2002
	10.52	7.54	484,214	2001
	10.00	10.46	—	2000
	—	—	—	1999

Mid Cap Growth Portfolio — Institutional Shares (formerly, Aggressive Growth Portfolio)	8.34	5.95	6,608,676	2002
	12.95	8.38	9,149,067	2001
	10.00	14.06	10,800,977	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Mid Cap Growth Portfolio—Service Shares (formerly, Aggressive Growth Portfolio)	5.85	4.16	659,720	2002
	9.85	5.88	595,649	2001
	10.00	10.13	—	2000
	—	—	—	1999

Worldwide Growth Portfolio — Institutional Shares	9.67	7.10	8,491,439	2002
	12.32	9.69	11,168,696	2001
	15.46	12.69	12,873,897	2000
	10.00	15.28	5,789,831	1999

Worldwide Growth Portfolio — Service Shares	7.57	5.55	981,626	2002
	10.51	7.58	793,669	2001
	10.00	10.53	—	2000
	—	—	—	1999

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	7.36	5.24	700,945	2002
	10.04	7.37	546,216	2001
	10.00	10.33	—	2000
	—	—	—	1999

MFS® Investors Trust Series — Service Class Shares	8.39	6.49	574,565	2002
	10.79	8.37	414,666	2001
	10.00	10.79	—	2000
	—	—	—	1999

MFS® New Discovery Series — Service Class Shares	9.92	6.65	695,512	2002
	11.18	9.90	422,279	2001
	10.00	11.31	—	2000
	—	—	—	1999

MFS® Utility Series — Service Class Shares	7.81	5.90	817,699	2002
	10.57	7.77	527,906	2001
	10.00	10.62	—	2000
	—	—	—	1999

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	10.06	7.22	2,524,137	2002
	13.85	10.16	3,160,573	2001
	17.77	15.01	4,011,227	2000
	10.00	17.17	894,256	1999

Oppenheimer Bond Fund/VA	10.59	11.51	3,144,719	2002
	10.18	10.72	2,996,459	2001
	9.62	10.10	1,437,061	2000
	10.00	9.67	690,965	1999

Oppenheimer Capital Appreciation Fund/VA	11.19	8.06	4,572,961	2002
	12.56	11.19	5,813,569	2001
	13.07	13.00	5,423,593	2000
	10.00	13.23	1,214,374	1999

Oppenheimer Global Securities Fund/VA — Service Shares	9.19	7.04	1,234,629	2002
	11.08	9.21	797,433	2001
	10.00	11.31	—	2000
	—	—	—	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Oppenheimer High Income Fund/VA	9.64	9.23	2,032,332	2002
	9.57	9.61	1,565,613	2001
	10.09	9.57	1,554,884	2000
	10.00	10.10	923,199	1999

Oppenheimer Main Street Fund/VA — Service Shares	8.87	7.06	1,058,564	2002
(formerly, Oppenheimer Main Street Growth & Income Fund/VA)	10.04	8.85	684,833	2001
	10.00	10.22	—	2000
	—	—	—	1999

Oppenheimer Multiple Strategies Fund/VA	11.56	10.19	1,634,137	2002
	11.39	11.55	1,253,764	2001
	10.89	11.48	829,485	2000
	10.00	10.95	305,825	1999

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.90	11.58	267,370	2002
	10.47	10.87	143,308	2001
	10.00	10.66	—	2000
	—	—	—	1999

High Yield Portfolio — Administrative Class Shares	10.17	9.91	1,311,594	2002
	9.51	10.19	561,545	2001
	10.00	9.89	—	2000
	—	—	—	1999

Long-Term U.S. Government Portfolio — Administrative Class Shares	10.65	12.53	1,989,035	2002
	9.69	10.82	783,091	2001
	10.00	10.54	—	2000
	—	—	—	1999

Total Return Portfolio — Administrative Class Shares	10.84	11.69	3,335,980	2002
	10.30	10.89	1,441,065	2001
	10.00	10.26	—	2000
	—	—	—	1999

Rydex Variable Trust

OTC Fund	5.69	3.36	374,079	2002
	10.53	5.58	236,367	2001
	10.00	10.38	—	2000
	—	—	—	1999

Salomon Brothers Variable Series Fund Inc

Salomon Brothers Variable Investors Fund	11.80	8.91	2,548,468	2002
	12.32	11.76	2,548,515	2001
	10.79	12.46	1,815,215	2000
	10.00	10.98	187,111	1999

Salomon Brothers Variable Strategic Bond Fund	11.01	11.80	1,631,536	2002
	10.52	11.01	1,091,102	2001
	9.89	10.46	546,314	2000
	10.00	9.90	223,881	1999

Salomon Brothers Variable Total Return Fund	10.26	9.43	929,915	2002
	10.51	10.29	780,272	2001
	9.83	10.53	391,192	2000
	10.00	9.91	117,856	1999

Subaccounts	Accumulation Unit Values at Beginning of Period	Accumulation Unit Values at End of Period	Number of Accumulation Units at End of Period	Year

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	10.00	8.04	31,822	2002

Emerging Growth Portfolio — Class II Shares	10.00	7.26	13,078	2002

The following Portfolios were added to the product on May 1, 2003. Therefore, no Condensed Financial Information is available:

AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. — Technology Portfolio — Class B, Eaton Vance Variable Trust — VT Floating Rate Income Fund, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Federated Insurance Series — Federated Kaufmann Fund II —Service Shares, Fidelity Variable Insurance Products Fund III — VIP III Dynamic Capital Appreciation Portfolio —Service Class 2, Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II, Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Separate Account Trust — Nations Marsico International Opportunities Portfolio, Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, The Prudential Series Fund, Inc. — Jennison Portfolio — Class II, The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II, and Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable All Cap Fund — Class II.

Statement of Additional Information

Page
The Company
The Separate Account
Additional Information About the Guarantee Account
The Contracts
Transfer of Annuity Units
Net Investment Factor
Agreements with Distributors and Advisers for the Fund
Termination of Participation Agreements
Calculation of Performance Data
Subaccount Investing in the GE Investments Funds, Inc. — Money Market Fund
Other Subaccounts
Other Performance Data
Tax Matters
Taxation of GE Life and Annuity Assurance Company
IRS Required Distributions
General Provisions
Using the Contracts as Collateral
The Beneficiary
Non-Participating
Misstatement of Age or Gender
Incontestability
Statement of Values
Trust Owner or Beneficiary
Written Notice
Distribution of the Contracts
Legal Developments Regarding Employment-Related Benefit Plans
Regulation of GE Life and Annuity Assurance Company
Experts
Financial Statements

GE Life and Annuity Assurance Company

6610 West Broad Street

Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company

Annuity New Business

6610 West Broad Street

Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

Name

Address

Street

City	State	Zip

Signature of Requestor

Date

Statement of Additional Information For The

Flexible Premium Variable Deferred Annuity Contract

Form P1152 1/99

Issued by:

GE Life and Annuity Assurance Company

GE Life & Annuity Separate Account 4

6610 West Broad Street

Richmond, Virginia 23230

Telephone Number: 1-800-352-9910

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2003 (as amended September 2, 2003), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:	1-800-352-9910

Or write:	GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Or visit:	www.gefinancialservice.com

Or contact your financial representative

The date of this Statement of Additional Information is May 1, 2003 (as amended September 2, 2003).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

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Statement of Additional Information

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THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the Company in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of our outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”).

We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

B-3

THE SEPARATE ACCOUNT

We established the GE Life & Annuity Separate Account 4 as a separate investment account on August 19, 1987. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In

B-4

addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF ANNUITY UNITS	At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT FACTOR

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

(a) is	the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)	the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

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(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

(4)	any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)	is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

AGREEMENTS WITH DISTRIBUTORS AND ADVISERS FOR THE FUNDS

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF PARTICIPATION AGREEMENTS	The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

The Alger American Fund.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

AllianceBernstein Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Dreyfus.    This agreement may be terminated by the parties on six months’ advance written notice.

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Eaton Vance Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III (“the Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contract owners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Greenwich Street Series Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Nations Separate Account Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

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Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter period is agreed to by the parties.

Rydex Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Salomon Brothers Variable Series Fund Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Van Kampen Life Insurance Trust.    This agreement may be terminated by the parties on sixty days’ advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING IN THE GE INVESTMENTS FUNDS, INC. — MONEY MARKET FUND

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base

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period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract maintenance charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.35% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract maintenance charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP-ES)/UV) × (365/7)

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP-ES)/UV))365/7-1

where:

NCP	=	the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES	=	per unit expenses of the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

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The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. — Money Market Fund’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. — Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. — Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

Current Yield -0.44% as of December 31, 2002

Effective Yield -0.44% as of December 31, 2002

Past performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS

Standardized Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract maintenance charge, and the surrender charge as described below:

(1)	We calculate unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

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(2)	The annual contract maintenance charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract maintenance charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

(3)	The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

(4)	Standardized total return considers the charges for all optional death benefit riders.

(5)	Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

(6)	Standardized total return does not reflect the deduction of any premium tax.

(7)	Standardized total return will then be calculated according to the following formula:

TR =	(ERV/P)1/N-1

where:

TR	=	the average annual total return for the period

ERV	=	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P	=	a hypothetical single investment of $1,000

N	=	the duration of the period (in years)

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

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OTHER PERFORMANCE DATA	We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR	=	the cumulative total return for the period

ERV	=	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period

P	=	a hypothetical single investment of $1,000

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX
MATTERS

TAXATION OF GE LIFE AND ANNUITY ASSURANCE COMPANY

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

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IRS REQUIRED DISTRIBUTIONS	In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that:

(a)	if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and

(b)	if any Owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

(1)	within five years after the date of that owner’s death; or

(2)	as Income Payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole Owner of the contract following the death of the owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

GENERAL PROVISIONS

USING THE CONTRACTS AS COLLATERAL

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments.

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A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING	The contract is non-participating. No dividends are payable.

MISSTATEMENT OF AGE OR GENDER

If the Annuitant’s age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY	We will not contest the contract.

STATEMENT OF VALUES

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR BENEFICIARY

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE	Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant’s full name must be included.

We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF THE CONTRACTS

The contracts which are offered continuously, are distributed by Capital Brokerage Corporation, 3001 Summer Street, 2nd Floor, Stamford, CT 06905, an affiliate of ours. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions have been paid by us to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

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LEGAL DEVELOPMENTS REGARDING EMPLOYMENT- RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE LIFE AND ANNUITY ASSURANCE COMPANY

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002, and 2001, and for each of the years in the three-year period ended December 31, 2002, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2002 and for each of the years or lesser periods in the two-year period ended December 31, 2002, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1021 East Cary Street, Suite 2000, Richmond, VA 23219.

The report of KPMG LLP dated February 7, 2003 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary contains explanatory paragraphs that state that the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

FINANCIAL STATEMENTS

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and Subsidiary (the Company), as of December 31, 2002, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2002 and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2002 and for each of the years or lesser periods in the two-year period then ended December 31, 2002. The Consolidated

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Financial Statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such Consolidated Financial Statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

Contract Owners

GE Life & Annuity Separate Account 4

    and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund-Series I Shares, AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Capital Development Fund-Series I Shares, AIM V.I. Core Equity Fund–Series I Shares, AIM V.I. Global Utilities Fund-Series I Shares, AIM V.I. Government Securities Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. New Technology Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Eaton Vance Variable Trust — VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II-Primary Shares, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund-Class 2 Shares; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio-Service Shares, Balanced Portfolio, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio-Service Shares, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio, Growth Portfolio-Service Shares, International Growth Portfolio, International Growth Portfolio-Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II — Bond Portfolio, Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series-Service Class Shares, MFS® Investors Trust Series-Service Class Shares, MFS® New Discovery Series-Service Class Shares, MFS® Utilities Series-Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA-Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; The Prudential Series Fund, Inc. —Jennison Portfolio-Class II Shares, SP Jennison International Growth Portfolio-Class II Shares, SP U.S. Emerging Growth Portfolio-Class II Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; and Van Kampen Life Investment Trust — Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2002, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia

February 28, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$1,842	15,501,708	4,712	1,404	1,527	1,524,832
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	1
Receivable for units sold	—	6,785	—	—	—	—

Total assets	1,842	15,508,493	4,712	1,404	1,527	1,524,833

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	3,563	1	—	1	126
Payable for units withdrawn	—	75,219	—	—	—	—

Total liabilities	—	78,782	1	—	1	126

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$1,842	15,429,711	4,711	1,404	1,526	1,524,707
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—

Net assets	$1,842	15,429,711	4,711	1,404	1,526	1,524,707

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	912,403	—	—	—	—

Net asset value per unit: Type III	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	70,462	—	—	—	—

Net asset value per unit: Type IV	$—	5.63	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	352	451	623	240	300	126,953

Net asset value per unit: Type V	$5.24	4.75	7.56	5.84	5.08	12.01

Outstanding units (note 2b, 4a, and 5): Type VI	—	1,662,052	—	—	—	—

Net asset value per unit: Type VI	$—	4.60	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	490,960	—	—	—	—

Net asset value per unit: Type VII	$—	4.58	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$1,889	19,796,621	5,707	1,492	1,466	1,521,596

Shares outstanding	220	943,500	502	83	157	122,970

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	AIM Variable Insurance Funds
	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at fair market value (see cost below; note 2a)	$7,681,554	7,110	31,030,886
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	13,070	—	4,164

Total assets	7,694,624	7,110	31,035,050

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,712	4	6,209
Payable for units withdrawn	—	—	951

Total liabilities	1,712	4	7,160

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$7,692,912	7,106	31,027,890
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—

Net assets	$7,692,912	7,106	31,027,890

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	432,922	—	1,672,332

Net asset value per unit: Type III	$4.47	—	5.98

Outstanding units (note 2b, 4a, and 5): Type IV	31,521	—	155,557

Net asset value per unit: Type IV	$4.46	—	5.97

Outstanding units (note 2b, 4a, and 5): Type V	—	3,740	—

Net asset value per unit: Type V	$—	1.90	—

Outstanding units (note 2b, 4a, and 5): Type VI	1,259,858	—	2,944,086

Net asset value per unit: Type VI	$3.33	—	5.02

Outstanding units (note 2b, 4a, and 5): Type VII	429,559	—	1,063,872

Net asset value per unit: Type VII	$3.31	—	5.00

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—

Net asset value per unit: Type VIII	$—	—	—

Investments in securities, at cost	$10,914,950	7,936	43,050,883

Shares outstanding	679,783	3,078	1,913,125

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$131,642,006	56,301,332	88,681,909	24,986,363	4,102,397
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	6	6,853	13,004	—	—
Receivable for units sold	488	—	40,225	14,038	6,712

Total assets	131,642,500	56,308,185	88,735,138	25,000,401	4,109,109

Liabilities
Accrued expenses payable to affiliate (note 4c)	21,326	16,489	15,860	5,548	927
Payable for units withdrawn	81,339	29,610	—	811	71,730

Total liabilities	102,665	46,099	15,860	6,359	72,657

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$131,433,447	56,262,086	88,719,278	24,994,042	4,036,452
Net assets attributable to variable deferred annuity contract owners in the annuitization period	106,388	—	—	—	—

Net assets	$131,539,835	56,262,086	88,719,278	24,994,042	4,036,452

Outstanding units (note 2b, 4a, and 5): Type I	477,492	477,762	—	—	—

Net asset value per unit: Type I	$12.63	6.30	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	6,300,041	5,837,332	—	—	—

Net asset value per unit: Type II	$12.40	6.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	6,996,520	3,005,645	2,996,376	1,384,298	188,770

Net asset value per unit: Type III	$6.01	5.11	8.04	5.47	6.05

Outstanding units (note 2b, 4a, and 5): Type IV	936,757	368,144	471,081	73,936	4,615

Net asset value per unit: Type IV	$5.70	4.94	8.03	5.47	6.04

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	5,560,666	2,672,956	441,575

Net asset value per unit: Type VI	$—	—	8.11	4.45	4.98

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	1,951,504	1,159,015	134,844

Net asset value per unit: Type VII	$—	—	8.07	4.42	4.95

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$261,324,998	103,515,446	108,449,396	34,961,349	5,570,658

Shares outstanding	5,344,783	4,611,084	5,377,921	1,445,134	605,073

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at fair market value (see cost below; note 2a)	$5,703,090	4,924,856	2,071	30,388
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	2,811	—	—	—

Total assets	5,705,901	4,924,856	2,071	30,388

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,138	1,119	1	6
Payable for units withdrawn	26,302	—	—	—

Total liabilities	27,440	1,119	1	6

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$5,678,461	4,923,737	2,070	30,382
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$5,678,461	4,923,737	2,070	30,382

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	151,102	80,469	—	—

Net asset value per unit: Type III	$9.89	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	44,620	12,416	—	—

Net asset value per unit: Type IV	$9.88	5.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	436,606	818,129	—	—

Net asset value per unit: Type VI	$7.30	4.60	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	76,583	146,590	208	3,029

Net asset value per unit: Type VII	$7.26	4.57	9.96	10.03

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$5,851,314	7,766,406	2,070	31,032

Shares outstanding	609,956	260,574	207	3,733

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$66,331,351	58,058,382	19,631,797	2,754,855	26,753,174
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	3	2	—	—	2
Receivable for units sold	—	—	9,155	58	—

Total assets	66,331,354	58,058,384	19,640,952	2,754,913	26,753,176

Liabilities
Accrued expenses payable to affiliate (note 4c)	10,680	9,473	4,111	560	4,289
Payable for units withdrawn	63,543	100,888	20	127	3,940

Total liabilities	74,223	110,361	4,131	687	8,229

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$66,257,131	57,888,405	19,636,821	2,754,226	26,742,350
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	59,618	—	—	2,597

Net assets	$66,257,131	57,948,023	19,636,821	2,754,226	26,744,947

Outstanding units (notes 2b, 4a, and 5): Type I	211,139	224,680	—	—	135,961

Net asset value per unit: Type I	$13.41	14.02	—	—	11.03

Outstanding units (notes 2b, 4a, and 5): Type II	3,514,911	2,789,740	—	—	1,835,551

Net asset value per unit: Type II	$13.19	13.74	—	—	10.81

Outstanding units (notes 2b, 4a, and 5): Type III	1,980,630	1,727,743	774,123	109,299	812,332

Net asset value per unit: Type III	$7.84	8.83	9.94	5.66	5.95

Outstanding units (notes 2b, 4a, and 5): Type IV	218,794	141,307	115,436	6,379	100,284

Net asset value per unit: Type IV	$7.02	8.57	9.93	5.65	5.68

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	809,652	379,708	—

Net asset value per unit: Type VI	$—	—	9.18	4.70	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	368,364	67,435	—

Net asset value per unit: Type VII	$—	—	9.13	4.67	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$84,750,521	60,234,182	19,676,985	2,986,697	42,722,860

Shares outstanding	4,361,036	8,200,336	2,772,853	601,497	3,557,603

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$398,103,938	56,864,309	234,171,687	30,699,484	42,823,688
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	39	—	32,097	—	7
Receivable for units sold	—	20,651	—	3,431	—

Total assets	398,103,977	56,884,960	234,203,784	30,702,915	42,823,695

Liabilities
Accrued expenses payable to affiliate (note 4c)	60,404	10,261	35,658	6,552	2,391,324
Payable for units withdrawn	293,318	100,763	71,197	41	2,130,137

Total liabilities	353,722	111,024	106,855	6,593	4,521,461

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$397,669,145	56,773,936	234,092,536	30,696,322	38,302,234
Net assets attributable to variable deferred annuity contract owners in the annuitization period	81,110	—	4,393	—	—

Net assets	$397,750,255	56,773,935	234,096,929	30,696,322	38,302,234

Outstanding units (note 2b, 4a, and 5): Type I	1,971,167	—	1,457,038	—	999,509

Net asset value per unit: Type I	$35.82	—	36.52	—	16.33

Outstanding units (note 2b, 4a, and 5): Type II	7,512,400	—	3,487,079	—	959,274

Net asset value per unit: Type II	$34.52	—	35.20	—	15.73

Outstanding units (note 2b, 4a, and 5): Type III	7,065,062	2,476,360	8,672,752	1,648,860	945,528

Net asset value per unit: Type III	$8.70	7.99	6.22	5.47	6.70

Outstanding units (note 2b, 4a, and 5): Type IV	835,392	367,278	697,045	282,662	87,301

Net asset value per unit: Type IV	$7.60	7.98	6.02	5.46	6.33

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	586

Net asset value per unit: Type V	$—	—	—	—	5.49

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,766,772	—	3,350,454	—

Net asset value per unit: Type VI	$—	8.41	—	4.66	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	1,288,935	—	974,269	—

Net asset value per unit: Type VII	$—	8.37	—	4.64	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Investments in securities, at cost	$482,440,268	65,002,100	392,716,590	40,254,458	42,715,159

Shares outstanding	21,922,023	3,159,128	9,990,260	1,322,684	3,900,154

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$201,826,306	302,041,692	41,046,720	88,478,175	16,639,302	33,751,584	30,179	52,328,981
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	50,077	1	—	—	6,570	3	—	—
Receivable for units sold	42,121	—	—	5,734	21,071	—	—	152,620

Total assets	201,918,504	302,041,693	41,046,720	88,483,909	16,666,943	33,751,587	30,179	52,481,601

Liabilities
Accrued expenses payable to affiliate (note 4c)	27,993	47,157	7,952	24,504	3,285	5,600	2	9,886
Payable for units withdrawn	80,015	145,611	76,094	1,747	37,222	46,893	—	—

Total liabilities	108,008	192,768	84,046	26,251	40,507	52,493	2	9,886

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$201,699,624	301,790,286	40,962,674	88,452,545	16,626,436	33,699,094	30,177	52,471,715
Net assets attributable to variable deferred annuity contract owners in the annuitization period	110,872	58,639	—	5,113	—	—	—	—

Net assets	$201,810,496	301,848,925	40,962,674	88,457,658	16,626,436	33,699,094	30,177	52,471,715

Outstanding units (note 2b, 4a, and 5): Type I	5,411,572	1,098,703	—	228,556	—	169,857	—	—

Net asset value per unit: Type I	$24.88	23.18	—	12.13	—	8.36	—	—

Outstanding units (note 2b, 4a, and 5): Type II	2,151,180	8,573,160	—	4,584,591	—	2,675,446	—	—

Net asset value per unit: Type II	$24.07	22.72	—	11.95	—	8.25	—	—

Outstanding units (note 2b, 4a, and 5): Type III	1,627,929	8,850,693	1,678,407	3,699,391	725,106	1,667,785	—	1,420,253

Net asset value per unit: Type III	$8.67	8.33	7.90	7.48	7.35	5.48	—	9.09

Outstanding units (note 2b, 4a, and 5): Type IV	150,830	985,297	229,420	458,068	66,265	204,162	—	184,618

Net asset value per unit: Type IV	$8.47	7.99	7.89	7.01	7.34	5.22	—	9.08

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	2,279	—	251	3,180	—

Net asset value per unit: Type V	$—	—	—	7.42	—	5.85	9.49	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	2,682,748	—	1,005,224	—	—	3,315,853

Net asset value per unit: Type VI	$—	—	7.20	—	7.18	—	—	9.02

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	918,624	—	503,223	—	—	889,218

Net asset value per unit: Type VII	$—	—	7.16	—	7.14	—	—	8.97

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$241,943,323	361,246,773	44,825,999	117,257,145	18,966,325	55,874,807	30,198	55,718,615

Shares outstanding	15,829,514	16,687,386	2,286,725	8,147,162	1,550,727	2,882,287	1,724	3,009,142

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,772
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	3,772

Liabilities
Accrued expenses payable to affiliate (note 4c)	1
Payable for units withdrawn	—

Total liabilities	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,771
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—

Net assets	$3,771

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$ —

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$ —

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$ —

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$ —

Outstanding units (note 2b, 4a, and 5): Type V	—

Net asset value per unit: Type V	$ —

Outstanding units (note 2b, 4a, and 5): Type VI	374

Net asset value per unit: Type VI	$10.09

Outstanding units (note 2b, 4a, and 5): Type VII	—

Net asset value per unit: Type VII	$ —

Outstanding units (note 2b, 4a, and 5): Type VIII	—

Net asset value per unit: Type VIII	$ —

Investments in securities, at cost	$3,783

Shares outstanding	260

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
Assets
Investments at fair market value (see cost below; note 2a)	$17,278,659	189,556,126	24,684,392	154,891,448	645,391,399	71,067,691	68,547,990
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	145,975	3	—
Receivable for units sold	—	126,877	10,266	105,380	819,733	20,480	—

Total assets	17,278,659	189,683,003	24,694,658	154,996,828	646,357,107	71,088,174	68,547,990

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,435	32,064	2,426	26,404	103,578	12,923	12,525
Payable for units withdrawn	161,860	62,561	15,490	19,281	1,585,041	58,125	968,404

Total liabilities	164,295	94,625	17,916	45,685	1,688,619	71,048	980,929

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$10,940,970	189,588,378	14,395,390	150,339,232	644,637,044	70,909,930	67,567,061
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	31,444	107,196	—
GE Life and Annuity Assurance Company (note 4d)	6,173,394	—	10,281,352	4,611,911	—	—	—

Net assets	$17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Outstanding units (note 2b, 4a, and 5): Type I	104,279	1,017,046	63,491	366,772	2,428,398	75,183	204,164

Net asset value per unit: Type I	$11.56	13.14	9.52	14.55	17.28	7.73	20.93

Outstanding units (note 2b, 4a, and 5): Type II	853,992	7,151,518	851,108	4,093,825	15,816,266	2,588,994	1,999,763

Net asset value per unit: Type II	$11.40	12.98	9.38	14.34	16.65	7.66	20.53

Outstanding units (note 2b, 4a, and 5): Type III	—	5,417,568	833,396	5,163,925	20,588,287	4,161,689	1,496,540

Net asset value per unit: Type III	$—	12.11	6.20	9.99	11.03	7.62	13.92

Outstanding units (note 2b, 4a, and 5): Type IV	—	814,908	103,984	524,430	3,714,284	482,041	103,220

Net asset value per unit: Type IV	$—	12.19	6.08	8.68	10.92	7.60	12.71

Outstanding units (note 2b, 4a, and 5): Type V	—	3,525	1,579	1,841	3,495,756	10,053	8,225

Net asset value per unit: Type V	$—	12.28	5.25	9.43	1.06	6.86	11.55

Outstanding units (note 2b, 4a, and 5): Type VI	—	518,423	—	2,414,851	4,808,269	1,851,265	—

Net asset value per unit: Type VI	$—	10.64	—	9.43	10.48	6.58	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	216,173	—	785,521	1,689,357	454,718	—

Net asset value per unit: Type VII	$—	10.63	—	9.38	10.43	6.55	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$16,676,000	188,187,952	33,187,780	179,237,691	645,391,399	84,579,529	76,323,259

Shares outstanding	1,593,972	14,660,180	3,962,182	11,645,974	645,391,399	1,298,277	5,216,742

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$419,482,355	38,887,591	108,166,380	79,293,181	16,080,575
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	90,449	151,365	29,125	38,370	123,663

Total assets	419,572,804	39,038,956	108,195,505	79,331,551	16,204,238

Liabilities
Accrued expenses payable to affiliate (note 4c)	145,210	7,574	18,265	16,227	3,133
Payable for units withdrawn	168,810	53,071	60,574	16,283	35

Total liabilities	314,020	60,645	78,839	32,510	3,168

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners in the accumulation period	$419,181,714	38,978,311	108,111,287	79,189,552	16,201,070
Variable deferred annuity contract owners in the annuitization period	77,070	—	5,379	109,489	—
GE Life and Annuity Assurance Company (note 4d)	—	—	—	—	—

Net assets	$419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Outstanding units (note 2b, 4a, and 5): Type I	468,803	—	275,659	124,730	—

Net asset value per unit: Type I	$35.69	—	33.49	8.96	—

Outstanding units (note 2b, 4a, and 5): Type II	6,766,704	—	1,912,451	2,883,878	—

Net asset value per unit: Type II	$34.40	—	32.28	8.85	—

Outstanding units (note 2b, 4a, and 5): Type III	15,768,039	1,059,252	2,969,218	3,959,667	662,957

Net asset value per unit: Type III	$6.82	10.23	9.65	8.10	7.45

Outstanding units (note 2b, 4a, and 5): Type IV	1,905,073	192,153	298,082	425,255	261,674

Net asset value per unit: Type IV	$6.35	10.22	9.25	7.38	7.44

Outstanding units (note 2b, 4a, and 5): Type V	24,977	—	7,330	5,033	—

Net asset value per unit: Type V	$6.16	—	8.86	7.24	—

Outstanding units (note 2b, 4a, and 5): Type VI	6,212,679	1,979,892	—	1,679,606	886,780

Net asset value per unit: Type VI	$5.98	10.45	—	7.06	7.25

Outstanding units (note 2b, 4a, and 5): Type VII	2,153,221	528,246	—	791,025	400,281

Net asset value per unit: Type VII	$5.95	10.39	—	7.02	7.21

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	616,931	—	—

Net asset value per unit: Type VIII	$—	—	9.20	—	—

Investments in securities, at cost	$585,819,713	42,761,873	124,642,746	97,722,106	18,315,167

Shares outstanding	25,925,980	3,786,523	8,530,472	3,079,347	2,184,861

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$18,103,068	150,141,194	124,051,743	10,603,104	437,140,727	81,966,078	169,265,820	18,238,602	2,228	102,691,427	14,554,601	11,357,948
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2,002	1	5,027	—	1	—	17,030	—	—	1,041,113	—	—
Receivable for units sold	9,418	28,485	—	9,998	900,219	47,590	—	18,059	—	882,368	3,271	2,200

Total assets	18,114,488	150,169,680	124,056,770	10,613,102	438,040,947	82,013,668	169,282,850	18,256,661	2,228	104,614,908	14,557,872	11,360,148

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,259	24,450	19,551	2,526	69,801	15,205	27,555	3,725	1	16,431	3,508	3,472
Payable for units withdrawn	10,896	188,505	69,277	2,964	196,807	12,495	44,277	11,298	—	711,584	36,310	40,352

Total liabilities	14,155	212,955	88,828	5,490	266,608	27,700	71,832	15,023	1	728,015	39,818	43,824

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$18,100,333	149,956,725	123,858,357	10,607,612	437,767,112	81,985,968	169,155,092	18,241,638	2,227	103,886,893	14,518,054	11,314,020
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	109,585	—	7,227	—	55,926	—	—	—	—	2,304

Net assets	$18,100,333	149,956,725	123,967,942	10,607,612	437,774,339	81,985,968	169,211,018	18,241,638	2,227	103,886,893	14,518,054	11,316,324

Outstanding units (note 2b, 4a, and 5): Type I	104,286	829,759	675,661	—	1,421,344	—	440,506	—	—	384,816	89,338	131,809

Net asset value per unit: Type I	$6.83	11.34	17.21	—	20.63	—	16.88	—	—	16.56	6.56	2.47

Outstanding units (note 2b, 4a, and 5): Type II	1,312,915	6,570,451	4,077,179	—	13,294,385	—	5,208,969	—	—	3,912,422	628,264	1,165,738

Net asset value per unit: Type II	$6.75	11.21	16.82	—	20.26	—	16.64	—	—	16.26	6.52	2.45

Outstanding units (note 2b, 4a, and 5): Type III	987,170	4,634,645	6,608,676	659,720	12,992,438	2,496,532	8,929,956	733,417	—	2,507,313	830,680	1,683,152

Net asset value per unit: Type III	$7.63	13.38	5.95	4.16	9.92	8.79	7.77	6.45	—	12.03	6.49	2.44

Outstanding units (note 2b, 4a, and 5): Type IV	142,990	411,894	867,195	70,678	1,087,532	337,154	839,663	91,023	—	265,752	64,305	291,205

Net asset value per unit: Type IV	$6.95	11.85	5.12	4.16	9.40	8.79	6.80	6.44	—	11.94	6.48	2.44

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	462	—	332	46,091	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	5.59	—	6.71	12.20	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	2,245,993	—	4,985,061	—	1,974,833	—	—	559,790	1,071,043

Net asset value per unit: Type VI	$—	—	—	2.80	—	8.28	—	5.39	—	—	6.10	2.39

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	458,916	—	1,917,665	—	425,478	—	—	101,020	318,267

Net asset value per unit: Type VII	$—	—	—	2.79	—	8.24	—	5.36	—	—	6.07	2.38

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—	—

Investments in securities, at cost	$20,596,337	158,132,411	334,878,844	16,301,614	503,579,961	88,241,736	261,350,379	23,068,494	2,830	101,179,900	19,855,476	22,051,461

Shares outstanding	2,223,964	14,150,914	7,831,549	678,816	21,230,730	3,844,563	9,744,722	1,057,924	168	8,348,897	2,665,678	4,712,841

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$237,984,245	16,922,455	91,422,233	13,347,820	313,909,416	21,576,090	3,852	3,742
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	9	—	680,911	—	690,590	—	—	—
Receivable for units sold	668,663	1,597	85	2,982	—	16,569	—	—

Total assets	238,652,917	16,924,052	92,103,229	13,350,802	314,600,006	21,592,659	3,852	3,742

Liabilities
Accrued expenses payable to affiliate (note 4c)	37,171	4,049	14,460	2,722	48,413	4,697	1	1
Payable for units withdrawn	82,475	33,725	74,808	—	327,697	11,266	—	—

Total liabilities	119,646	37,774	89,268	2,722	376,110	15,963	1	1

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$238,499,345	16,886,278	91,954,817	13,348,080	314,171,418	21,576,696	3,851	3,741
Net assets attributable to variable deferred annuity contract owners in the annuitization period	33,926	—	59,144	—	52,478	—	—	—

Net assets	$238,533,271	16,886,278	92,013,961	13,348,080	314,223,896	21,576,696	3,851	3,741

Outstanding units (note 2b, 4a, and 5): Type I	1,625,231	—	455,711	—	1,716,405	—	—	—

Net asset value per unit: Type I	$16.69	—	13.26	—	22.52	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	8,452,760	—	4,341,645	—	9,455,301	—	—	—

Net asset value per unit: Type II	$16.30	—	13.04	—	22.00	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	11,016,827	904,504	3,184,335	569,029	8,491,439	981,626	—	—

Net asset value per unit: Type III	$6.07	5.19	7.84	5.51	7.10	5.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	1,174,963	85,220	565,435	49,363	1,045,267	158,083	—	—

Net asset value per unit: Type IV	$5.75	5.19	7.76	5.50	6.95	5.54	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	683	—	—	—	—	—

Net asset value per unit: Type V	$—	—	4.71	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	2,035,353	—	1,779,820	—	2,503,755	378	368

Net asset value per unit: Type VI	$—	4.45	—	4.47	—	4.56	10.19	10.16

Outstanding units (note 2b, 4a, and 5): Type VII	—	609,116	—	447,171	—	844,883	—	—

Net asset value per unit: Type VII	$—	4.42	—	4.44	—	4.54	—	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$390,662,318	24,926,699	124,163,819	15,467,187	496,503,037	28,615,092	3,804	3,783

Shares outstanding	16,289,134	1,168,678	5,284,522	776,939	14,912,561	1,029,885	307	224

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$17,244,188	13,070,413	16,678,964	15,953,276
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	6,762	—
Receivable for units sold	4,744	11,540	13,326	4,458

Total assets	17,248,932	13,081,953	16,699,052	15,957,734

Liabilities
Accrued expenses payable to affiliate (note 4c)	3,617	2,630	3,102	3,336
Payable for units withdrawn	—	—	51,542	212

Total liabilities	3,617	2,630	54,644	3,548

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$17,245,315	13,079,323	16,644,408	15,954,186
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—

Net assets	$17,245,315	13,079,323	16,644,408	15,964,186

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	700,945	574,564	695,512	817,700

Net asset value per unit: Type III	$5.24	6.49	6.65	5.90

Outstanding units (note 2b, 4a, and 5): Type IV	120,571	93,687	61,553	45,786

Net asset value per unit: Type IV	$5.24	6.49	6.64	5.89

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	2,157,083	1,008,165	1,656,107	1,379,854

Net asset value per unit: Type VI	$4.74	6.32	5.62	5.78

Outstanding units (note 2b, 4a, and 5): Type VII	576,645	376,910	411,289	501,656

Net asset value per unit: Type VII	$4.71	6.29	5.60	5.75

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Investments in securities, at cost	$23,129,660	15,898,804	20,793,341	20,896,074

Shares outstanding	2,466,980	974,677	1,606,837	1,331,659

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$105,235,269	133,607,321	167,422,952	967	32,515,632	98,947,229	30,396,008	69,629,280
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	5,011	406	—	—	4,482	—	—	2
Receivable for units sold	3,112	—	992	—	32,281	141,676	98,786	877,159

Total assets	105,243,392	133,607,727	167,423,944	967	32,552,395	99,088,905	30,494,794	70,506,441

Liabilities
Accrued expenses payable to affiliate (note 4c)	16,503	21,270	28,939	1	5,975	15,477	6,043	11,338
Payable for units withdrawn	19,384	764,741	284,073	—	39,311	41,654	4,256	38,510

Total liabilities	35,887	786,011	313,012	1	45,286	57,131	10,299	49,848

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$105,204,677	132,821,716	167,016,974	966	32,507,109	99,026,093	30,484,495	70,456,593
Net assets attributable to variable deferred annuity contract owners in the annuitization period	2,828	—	93,958	—	—	5,681	—	—

Net assets	$105,207,505	132,821,716	167,110,932	966	32,507,109	99,031,774	30,484,495	70,456,593

Outstanding units (note 2b, 4a, and 5): Type I	785,562	459,577	510,800	—	—	528,223	—	501,118

Net asset value per unit: Type I	$31.32	25.91	39.79	—	—	29.63	—	29.00

Outstanding units (note 2b, 4a, and 5): Type II	2,011,156	3,279,704	2,749,974	—	—	2,202,687	—	1,361,408

Net asset value per unit: Type II	$30.19	24.97	38.35	—	—	28.55	—	27.95

Outstanding units (note 2b, 4a, and 5): Type III	2,524,137	3,144,719	4,572,961	—	1,234,629	2,032,332	1,058,564	1,634,137

Net asset value per unit: Type III	$7.22	11.51	8.06	—	7.04	9.23	7.06	10.19

Outstanding units (note 2b, 4a, and 5): Type IV	246,315	244,092	575,596	—	236,062	194,552	176,987	128,522

Net asset value per unit: Type IV	$6.75	11.57	7.76	—	7.03	8.92	7.05	9.50

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	—	—	2,869,699	—	2,417,368	—

Net asset value per unit: Type VI	$—	—	—	—	6.23	—	6.37	—

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	—	100	691,046	—	1,005,472	—

Net asset value per unit: Type VII	$—	—	—	9.69	6.19	—	6.33	—

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Investments in securities, at cost	$201,693,253	131,028,842	228,232,129	1,000	37,987,711	123,407,034	36,118,242	80,806,940

Shares outstanding	3,600,249	11,813,203	6,289,367	36	1,846,430	13,175,397	1,991,875	5,290,979

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$14,819,489	19,670,681	8,173,536	34,284,871	72,850,087	154,947,254
Dividend receivable	—	—	18,841	236,262	245,020	569,359
Receivable from affiliate (note 4b)	—	2	—	—	—	—
Receivable for units sold	—	—	33,644	28,353	149,683	150,144

Total assets	14,819,489	19,670,683	8,226,021	34,549,486	73,244,790	155,666,757

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,260	2,992	20,287	243,189	258,977	597,927
Payable for units withdrawn	6,073	3,600	—	—	21,288	28,484

Total liabilities	8,333	6,592	20,287	243,189	280,265	626,411

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$14,794,611	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346
Net assets attributable to variable deferred annuity contract owners in the annuitization period	16,545	—	—	—	—	—

Net assets	$14,811,156	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346

Outstanding units (note 2b, 4a, and 5): Type I	152,592	132,559	—	—	—	—

Net asset value per unit: Type I	$7.45	11.93	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	1,862,990	1,537,642	—	—	—	—

Net asset value per unit: Type II	$7.34	11.76	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	267,370	1,311,594	1,989,035	3,335,980

Net asset value per unit: Type III	$—	—	11.58	9.91	12.53	11.69

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	21,171	87,630	249,990	807,952

Net asset value per unit: Type IV	$—	—	11.56	9.90	12.51	11.68

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type VI	—	—	332,618	1,559,690	2,265,357	6,050,592

Net asset value per unit: Type VI	$—	—	11.74	9.74	13.41	12.13

Outstanding units (note 2b, 4a, and 5): Type VII	—	—	82,184	541,743	1,088,846	2,751,630

Net asset value per unit: Type VII	$—	—	11.68	9.69	13.35	12.07

Outstanding units (note 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Investments in securities, at cost	$20,407,084	34,212,271	7,949,958	34,966,583	71,282,764	151,806,546

Shares outstanding	1,895,075	1,581,244	811,672	4,781,711	6,568,989	15,146, 359

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$28,356	12,436	57,117	5,133,706	45,894,219	45,831,268	17,404,235
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	—	—	—	—	1,405
Receivable for units sold	—	—	—	299	4,682	33,347	12,898

Total assets	28,356	12,438	57,117	5,134,005	45,898,901	45,864,615	17,418,538

Liabilities
Accrued expenses payable to affiliate (note 4c)	6	2	13	1,300	7,833	9,469	3,422
Payable for units withdrawn	—	—	—	—	71,411	304	9

Total liabilities	6	2	13	1,300	79,244	9,773	3,431

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$28,350	12,436	57,104	5,132,705	45,769,115	45,854,842	17,415,107
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—	—	—	50,542	—	—

Net assets	$28,350	12,436	57,104	5,132,705	45,819,657	45,854,842	17,415,107

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	296,773	189,374	42,782

Net asset value per unit: Type I	$—	—	—	—	11.00	12.26	10.24

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	1,659,852	1,801,349	751,396

Net asset value per unit: Type II	$—	—	—	—	10.89	12.13	10.13

Outstanding units (notes 2b, 4a, and 5): Type III	4,765	2,205	9,695	374,080	2,548,468	1,631,536	929,915

Net asset value per unit: Type III	$5.95	5.64	5.89	3.36	8.91	11.80	9.43

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	58,597	219,643	208,102	65,454

Net asset value per unit: Type IV	$—	—	—	3.36	8.07	11.68	9.11

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	—	1,244,185	—	—	—

Net asset value per unit: Type VI	$—	—	—	2.34	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	329,408	—	—	—

Net asset value per unit: Type VII	$—	—	—	2.33	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Investments in securities, at cost	$35,503	9,109	84,220	8,189,958	58,329,530	45,205,807	18,661,921

Shares outstanding	2,233	2,968	12,283	567,260	4,726,490	4,411,094	1,826,258

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2002

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$3,358,754	833,607
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	22,902	18,616

Total assets	3,381,656	852,223

Liabilities
Accrued expenses payable to affiliate (note 4c)	588	146
Payable for units withdrawn	—	—

Total liabilities	588	146

Net assets attributable to variable deferred annuity contract owners in the accumulation period	$3,381,068	852,077
Net assets attributable to variable deferred annuity contract owners in the annuitization period	—	—

Net assets	$3,381,068	852,077

Outstanding units (notes 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—

Net asset value per unit: Type II	$—	—

Outstanding units (notes 2b, 4a, and 5): Type III	31,822	13,078

Net asset value per unit: Type III	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type IV	36,666	1,249

Net asset value per unit: Type IV	$8.04	7.26

Outstanding units (notes 2b, 4a, and 5): Type V	—	—

Net asset value per unit: Type V	$—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	221,211	74,860

Net asset value per unit: Type VI	$8.05	7.26

Outstanding units (notes 2b, 4a, and 5): Type VII	130,719	28,218

Net asset value per unit: Type VII	$8.03	7.25

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—

Net asset value per unit: Type VIII	$—	—

Investments in securities, at cost	$3,350,524	896,075

Shares outstanding	370,315	43,759

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	5	52	569	—	—	124,847
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	66,984	—	—	—	—	30,220	—	173,452
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	9,898	—	—	—	—	3,102	—	22,347
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	114	19	36	5	10	3,903	—	198	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	109,507	—	—	—	—	64,369	—	240,519
Expenses — Mortality and expense risk charges and administrative expenses — Note VII (note 4a)	—	42,039	—	—	—	—	26,853	—	101,478
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(114)	(228,447)	(36)	—	42	(3,334)	(124,544)	(198)	(412,949)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(9,943)	(1,252,886)	(3)	(15)	102	36,073	(1,059,055)	(41,968)	(2,961,918)
Unrealized appreciation (depreciation)	(455)	(2,886,768)	(1,020)	(94)	(526)	3,187	(1,949,608)	26,317	(9,972,946)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(10,398)	(4,139,654)	(1,023)	(109)	(424)	39,260	(3,008,663)	(15,651)	(12,934,864)

Increase (decrease) in net assets from operations	$(10,512)	(4,368,101)	(1,059)	(109)	(382)	35,926	(3,133,207)	(15,849)	(13,347,813)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Alger American Fund		Alliance Variable Products Series Fund, Inc.
	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$82,743	—	429,857	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	107,755	47,176	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	1,691,835	657,588	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	973,454	316,003	391,822	125,541	21,658
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4a)	130,960	41,157	64,638	8,147	467
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4a)	—	—	576,247	193,450	35,927
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4a)	—	—	216,221	89,553	10,226
Expenses — Mortality and expense risk charges and administrative expenses —Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(2,821,261)	(1,061,924)	(819,071)	(416,691)	(68,278)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(62,466,759)	(31,257,385)	(4,637,518)	(2,472,645)	(314,272)
Unrealized appreciation (depreciation)	(20,012,342)	7,930,141	(19,001,826)	(7,480,012)	(1,474,752)
Capital gain distributions	—	—	2,642,353	—	—

Net realized and unrealized gain (loss) on investments	(82,479,101)	(23,327,244)	(20,996,991)	(9,952,657)	(1,789,024)

Increase (decrease) in net assets from operations	$(85,300,362)	(24,389,168)	(21,816,062)	(10,369,348)	(1,857,302)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Dreyfus		Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31, 2002		Period from August 30, 2002 to December 31, 2002	Period from August 30, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$50,713	13,132	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	21,898	7,048	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	14,241	2,218	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	37,121	63,545	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	9,993	13,255	1	6
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(32,540)	(72,934)	(1)	(6)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(132,734)	(181,107)	1	—
Unrealized appreciation (depreciation)	(236,074)	(1,748,112)	1	(644)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(368,808)	(1,929,219)	2	(644)

Increase (decrease) in net assets from operations	$(401,348)	(2,002,153)	1	(650)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,006,016	6,497,328	1,101,074	—	1,969,626
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,495	39,917	—	—	24,826
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	841,390	572,035	—	—	353,663
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	309,861	218,611	76,974	8,893	94,646
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	35,718	24,007	16,438	14,393	12,686
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	78,384	20,175	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	35,257	3,741	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(225,448)	5,642,758	894,021	(47,202)	1,483,805

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,794,037)	(7,536,375)	(700,252)	(107,021)	(7,750,548)
Unrealized appreciation (depreciation)	(15,258,183)	2,444,257	85,510	(106,734)	(4,229,150)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(21,052,220)	(5,092,118)	(614,742)	(213,755)	(11,979,698)

Increase (decrease) in net assets from operations	$(21,277,668)	550,640	279,279	(260,957)	(10,495,893)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,153,166	562,608	948,753	37,853	442,597	9,984,495	3,168,300	199,901
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,036,783	—	867,308	—	249,929	1,825,510	381,155	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	4,650,417	—	2,505,030	—	332,535	861,235	3,322,063	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,122,186	278,073	1,231,455	150,212	134,180	232,920	1,323,620	189,419
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	123,391	37,011	101,899	31,195	30,539	26,219	159,998	36,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	2,257	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	282,691	—	225,789	—	—	—	235,906
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	145,503	—	73,433	—	—	—	87,795
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,220,389	(180,670)	(3,756,939)	(442,776)	(306,843)	7,038,611	(2,018,536)	(349,227)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(26,990,261)	(2,870,603)	(71,114,136)	(3,307,522)	(30,904,282)	(13,225,813)	(22,661,457)	(860,466)
Unrealized appreciation (depreciation)	(90,309,199)	(8,077,999)	(55,882,133)	(8,287,501)	20,654,924	(20,459,486)	(16,307,912)	(3,118,607)
Capital gain distributions	12,458,476	810,817	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(104,840,984)	(10,137,785)	(126,996,269)	(11,595,023)	(10,249,358)	(33,685,299)	(38,969,369)	(3,979,073)

Increase (decrease) in net assets from operations	$(102,620,595)	(10,318,455)	(130,753,208)	(12,037,799)	(10,556,201)	(26,646,688)	(40,987,905)	(4,328,300)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,541,603	171,770	526,380	266	292,030
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	44,109	—	21,531	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	941,266	—	421,711	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	507,495	78,699	179,546	—	187,174
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	67,412	13,767	22,705	—	22,660
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	381	—	20	208	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	96,386	—	—	376,073
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	49,147	—	—	104,272
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—

Net investment income (expense)	(19,060)	(66,229)	(119,133)	58	(398,149)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,960,687)	(822,405)	(9,255,837)	(1,029)	(636,367)
Unrealized appreciation (depreciation)	(10,793,024)	(2,209,558)	(2,884,303)	(564)	(4,686,153)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(22,753,711)	(3,031,963)	(12,140,140)	(1,593)	(5,322,520)

Increase (decrease) in net assets from operations	$(22,772,771)	(3,098,192)	(12,259,273)	(1,535)	(5,720,669)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—

Net investment income (expense)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	30
Unrealized appreciation (depreciation)	(11)
Capital gain distributions	—

Net realized and unrealized gain (loss) on investments	19

Increase (decrease) in net assets from operations	$14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$102,320	5,343,501	297,504	1,441,772	10,065,320	36,074	3,122,836	6,123,439	96,142	2,656,630	773,005	144,090
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,219	143,429	9,945	74,608	556,816	8,514	54,791	254,411	—	126,009	17,114	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	75,300	1,015,449	142,902	1,015,374	3,938,666	294,792	646,600	4,292,294	—	982,018	442,550	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	657,590	94,392	931,908	3,885,654	603,633	334,654	2,046,452	158,918	488,472	544,907	71,474
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	93,897	20,769	89,951	863,597	58,583	23,835	242,254	24,648	53,239	49,831	24,519
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	392	3,992	153	58,800	84	506	927	—	182	299	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	22,925	—	276,320	582,102	139,682	—	480,305	235,880	—	131,981	73,078
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	11,383	—	96,452	212,992	38,030	—	195,184	70,380	—	78,450	37,262
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	20,032	—	—

Net investment income (expense)	18,801	3,398,436	25,504	(1,042,994)	(33,307)	(1,107,244)	2,062,450	(1,388,388)	(393,684)	986,678	(492,127)	(62,243)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	633,062	2,051,646	(5,750,195)	(5,595,301)	—	(14,813,675)	3,780,373	(68,168,422)	(1,133,264)	(4,194,322)	(8,584,531)	(665,891)
Unrealized appreciation (depreciation)	1,025,884	2,780,354	(941,053)	(25,105,622)	—	(3,764,413)	(12,377,639)	(75,161,318)	(4,602,081)	(11,279,113)	(10,976,280)	(2,127,728)
Capital gain distributions	—	2,266,382	—	901,324	3,180	366	3,638,615	774,181	186,039	1,109,468	—	—

Net realized and unrealized gain (loss) on investments	1,658,946	7,098,382	(6,691,248)	(29,799,599)	3,180	(18,577,722)	(4,958,651)	(142,555,559)	(5,549,306)	(14,363,967)	(19,560,811)	(2,793,619)

Increase (decrease) in net assets from operations	$1,677,747	10,496,818	(6,665,744)	(30,842,593)	(30,127)	(19,684,966)	(2,896,201)	(143,943,947)	(5,942,990)	(13,377,289)	(20,052,938)	(2,855,862)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$290,061	1,692,268	—	—	11,768,071	1,536,672	1,188,269	58,690	9	4,411,681	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	7,138	122,079	190,502	—	399,260	—	103,428	—	—	68,372	14,735	6,109
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	118,879	1,202,259	1,336,882	—	4,407,493	—	1,607,904	—	—	827,699	92,413	68,534
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	117,323	1,145,247	834,241	50,177	2,260,632	331,028	1,422,752	75,620	—	403,948	115,982	91,453
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	19,790	92,795	97,388	5,430	215,766	46,931	123,867	12,266	—	43,561	10,177	12,577
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	32	—	19	1,317	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	109,333	—	499,656	—	167,540	—	—	59,054	47,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	23,824	—	214,627	—	40,354	—	—	12,866	12,557
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—	—

Net investment income (expense)	26,931	(870,112)	(2,459,013)	(188,764)	4,484,920	444,430	(2,069,714)	(237,090)	(10)	3,066,784	(305,227)	(238,997)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,722,679)	872,467	(116,460,403)	(1,335,546)	(19,707,165)	(1,161,093)	(43,435,586)	(816,057)	(314)	2,348,159	(3,347,160)	(9,282,404)
Unrealized appreciation (depreciation)	(850,453)	(14,638,775)	53,228,747	(2,815,167)	(26,963,386)	(5,368,914)	3,564,458	(2,553,418)	(316)	2,417,334	(4,206,465)	147,665
Capital gain distributions	—	493,700	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,573,132)	(13,272,608)	(63,231,656)	(4,150,713)	(46,670,551)	(6,530,007)	(39,871,128)	(3,369,475)	(630)	4,765,493	(7,553,625)	(9,134,739)

Increase (decrease) in net assets from operations	$(2,546,201)	(14,142,720)	(65,690,669)	(4,339,477)	(42,185,631)	(6,085,577)	(41,940,842)	(3,606,565)	(640)	7,832,277	(7,858,852)	(9,373,736)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	1,064,870	175,274	3,674,174	151,405	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	449,797	—	94,246	—	638,063	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,795,381	—	1,079,608	—	4,208,311	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,492,700	89,182	530,587	56,400	1,285,202	98,950	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	165,811	12,762	120,233	84,601	169,444	28,951	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	5,857	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	167,511	—	109,968	—	192,550	5	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	52,368	—	31,312	—	68,874	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,903,689)	(321,823)	(765,661)	(107,007)	(2,626,846)	(237,920)	(5)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(99,920,991)	(1,765,277)	(41,836,662)	1,675,647	(88,689,406)	(2,925,905)	4	33
Unrealized appreciation (depreciation)	(7,717,037)	(4,813,693)	5,324,774	(1,538,425)	(49,777,584)	(4,241,986)	49	(42)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(107,638,028)	(6,578,970)	(36,511,888)	137,222	(138,466,990)	(7,167,891)	53	(9)

Increase (decrease) in net assets from operations	$(112,541,717)	(6,900,793)	(37,277,549)	30,215	(141,093,836)	(7,405,811)	48	(14)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	54,178	—	364,009
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	62,465	59,847	73,050	70,507
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	10,508	8,594	7,678	4,782
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	150,654	88,315	113,639	115,767
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	42,108	38,726	32,292	42,010
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—

Net investment income (expense)	(265,735)	(141,304)	(226,659)	130,943

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,261,130)	(724,894)	(1,110,349)	(1,669,571)
Unrealized appreciation (depreciation)	(4,328,035)	(2,433,416)	(4,476,901)	(2,574,748)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(5,589,165)	(3,158,310)	(5,587,250)	(4,244,319)

Increase (decrease) in net assets from operations	$(5,854,900)	(3,299,614)	(5,813,909)	(4,113,376)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,058,603	9,153,515	1,529,837	—	105,766	11,871,529	155,238	2,906,622
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	388,005	139,744	322,027	—	—	208,424	—	196,613
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,180,183	1,140,608	2,091,736	—	—	1,038,792	—	650,938
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	373,184	497,570	791,508	—	132,923	233,878	115,401	222,723
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	37,025	51,589	96,573	—	23,108	27,745	20,993	25,492
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	214,318	—	203,576	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	1	56,963	—	88,902	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—

Net investment income (expense)	(919,794)	7,324,004	(1,772,007)	(1)	(321,546)	10,362,690	(273,634)	1,810,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(42,699,762)	(2,290,860)	(48,362,276)	18	(1,589,922)	(13,523,864)	(995,387)	(4,377,605)
Unrealized appreciation (depreciation)	(8,201,440)	4,194,633	(33,111,732)	(33)	(5,608,851)	(1,394,111)	(5,231,300)	(8,886,121)
Capital gain distributions	—	—	—	—	—	—	—	1,206,403

Net realized and unrealized gain (loss) on investments	(50,901,202)	1,903,773	(81,474,008)	(15)	(7,198,773)	(14,917,975)	(6,226,687)	(12,057,323)

Increase (decrease) in net assets from operations	$(51,820,996)	9,227,777	(83,246,015)	(16)	(7,520,319)	(4,555,285)	(6,500,321)	(10,246,467)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	184,474	1,754,290	3,239,333	4,271,390
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	22,613	27,317	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	275,354	382,876	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	37,329	128,812	245,561	437,869
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	4,583	16,357	38,643	113,001
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	32,535	137,122	284,293	655,594
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	7,698	55,295	153,023	331,954
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—

Net investment income (expense)	(297,967)	(410,193)	102,329	1,416,704	2,517,813	2,732,972

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,442,783)	(12,049,095)	32,697	(591,390)	485,655	177,209
Unrealized appreciation (depreciation)	(3,716,947)	1,566,981	214,621	(524,325)	2,464,132	3,656,979
Capital gain distributions	—	—	29,547	—	1,578,385	1,465,042

Net realized and unrealized gain (loss) on investments	(8,159,730)	(10,482,114)	276,865	(1,115,715)	4,528,172	5,299,230

Increase (decrease) in net assets from operations	$(8,457,697)	(10,892,307)	379,194	300,989	7,045,985	8,032,202

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	The Prudential Series Fund, Inc.			Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Jennison Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	614,465	2,144,973	262,240
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	46,024	17,905	4,054
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	324,937	261,921	102,923
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	530	1,233	1,143	19,323	437,491	245,645	134,297
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,679	37,377	33,652	8,668
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	48,003	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	12,484	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—

Net investment income (expense)	(530)	(1,233)	(1,143)	(81,489)	(231,364)	1,585,850	12,298

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(77)	96,716	(10,193)	(1,214,189)	(7,068,735)	314,932	(406,813)
Unrealized appreciation (depreciation)	(12,635)	4,183	(24,612)	(1,613,739)	(10,510,993)	916,210	(1,032,748)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(12,712)	100,899	(34,805)	(2,827,928)	(17,579,728)	1,231,142	(1,439,561)

Increase (decrease) in net assets from operations	$(13,242)	99,666	(35,948)	(2,909,417)	(17,811,092)	2,816,992	(1,427,263)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	737	185
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,322	93
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	6,786	2,163
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	4,687	931
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—

Net investment income (expense)	(13,532)	(3,372)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation)	8,230	(62,467)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(15,165)	(81,087)

Increase (decrease) in net assets from operations	$(28,697)	(84,459)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares		AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Capital Development Fund — Series I Shares		AIM V.I. Core Equity Fund — Series I Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(114)	(27)	(228,447)	(121,951)	(36)	(15)	—	(13)
Net realized gain (loss)	(9,943)	(420)	(1,252,886)	(1,143,306)	(3)	(124)	(15)	(375)
Unrealized appreciation (depreciation) on investments	(455)	566	(2,886,768)	(1,045,492)	(1,020)	25	(94)	5
Capital gain distributions	—	—	—	1,247,366	—	—	—	—

Increase (decrease) in net assets from operations	(10,512)	119	(4,368,101)	(1,063,383)	(1,059)	(114)	(109)	(383)

From capital transactions:
Net premiums	705	8,000	3,361,198	7,471,475	—	—	1,088	168
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(90,500)	(36,696)	—	—	—	—
Surrenders	(244)	(861)	(936,488)	(340,630)	—	—	—	—
Administrative expenses (note 4a)	705	—	(13,304)	(1,216)	—	—	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(702)	6	3,541,435	5,700,803	2	1	—	7
Transfers (to) from other subaccounts	2,859	501	(1,856,784)	1,874,285	866	5,015	155	478

Increase (decrease) in net assets from capital transactions (note 5)	3,323	7,646	4,005,557	14,668,021	868	5,016	1,243	653

Increase (decrease) in net assets	(7,189)	7,765	(362,544)	13,604,638	(191)	4,902	1,134	270
Net assets at beginning of year	9,031	1,266	15,792,255	2,187,617	4,902	—	270	—

Net assets at end of year	$1,842	9,031	15,429,711	15,792,255	4,711	4,902	1,404	270

Changes in units (note 5):
Units purchased	600	1,320	1,301,411	2,168,286	117	506	201	39
Units redeemed	(1,571)	(134)	(546,194)	(54,999)	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(971)	1,186	755,217	2,113,287	117	506	201	39

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund — Series I Shares		AIM V.I. Government Securities Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. New Technology Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares
	Year ended December 31, 2002	Period from January 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from March 19, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
					2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$42	(3)	(3,334)	226	(124,544)	(59,266)	(198)	1,050	(412,949)	(233,771)
Net realized gain (loss)	102	(1,843)	36,073	—	(1,059,055)	(534,407)	(41,968)	(777)	(2,961,918)	(596,280)
Unrealized appreciation (depreciation) on investments	(526)	586	3,187	49	(1,949,608)	(1,004,200)	26,317	(25,931)	(9,972,946)	(1,850,658)
Capital gain distributions	—	98	—	—	—	—	—	28,977	—	653,741

Increase (decrease) in net assets from operations	(382)	(1,162)	35,926	275	(3,133,207)	(1,597,873)	(15,849)	3,319	(13,347,813)	(2,026,968)

From capital transactions:
Net premiums	855	832	1,935	800	2,122,936	5,358,567	15,994	22,926	9,012,833	20,782,363
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(30,397)	(21,600)	—	(42)	(497,976)	(277,345)
Surrenders	—	(49)	(508,186)	—	(398,150)	(168,771)	(375)	—	(1,823,347)	(443,729)
Administrative expenses (note 4a)	—	—	—	—	(7,906)	(905)	—	—	(31,542)	(2,337)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	2	7	109	1	2,011,516	2,827,876	4	6	7,610,994	11,220,211
Transfers (to) from other subaccounts	1	1,422	1,985,835	8,012	(681,930)	(625,247)	(46,115)	25,138	(3,938,928)	91,277

Increase (decrease) in net assets from capital transactions (note 5)	858	2,212	1,479,693	8,813	3,016,069	7,369,920	(30,492)	48,028	10,332,034	31,370,440

Increase (decrease) in net assets	476	1,050	1,515,619	9,088	(117,138)	5,772,047	(46,341)	51,347	(3,015,779)	29,343,472
Net assets at beginning of year	1,050	—	9,088	—	7,810,050	2,038,003	53,447	2,100	34,043,669	4,700,197

Net assets at end of year	$1,526	1,050	1,524,707	9,088	7,692,912	7,810,050	7,106	53,447	31,027,890	34,043,669

Changes in units (note 5):
Units purchased	147	156	169,453	822	899,312	1,362,613	6,070	15,013	2,321,149	3,929,621
Units redeemed	—	(3)	(43,322)	—	(242,795)	(136,282)	(17,644)	(13)	(877,434)	(91,105)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	147	153	126,131	822	656,517	1,226,331	(11,574)	15,000	1,443,715	3,838,516

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Alger American Fund				Alliance Variable Product Series Fund, Inc.
	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio		Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,821,261)	(3,926,045)	(1,061,924)	(1,484,180)	(819,071)	(297,148)	(416,691)	(244,816)	(68,278)	(35,451)
Net realized gain (loss)	(62,466,759)	(42,931,677)	(31,257,385)	(61,207,246)	(4,637,518)	(575,527)	(2,472,645)	(905,062)	(314,272)	(267,565)
Unrealized appreciation (depreciation) on investments	(20,012,342)	(47,996,826)	7,930,141	17,664,751	(19,001,826)	(817,306)	(7,480,012)	(2,097,646)	(1,474,752)	23,695
Capital gain distributions	—	42,682,659	—	—	2,642,353	775,214	—	809,253	—	117,347

Increase (decrease) in net assets from operations	(85,300,362)	(52,171,889)	(24,389,168)	(45,026,675)	(21,816,062)	(914,767)	(10,369,348)	(2,438,271)	(1,857,302)	(161,974)

From capital transactions:
Net premiums	909,694	10,885,327	586,620	3,991,956	27,373,163	36,549,497	6,069,512	14,294,217	1,149,491	2,282,587
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,475,793)	(2,849,666)	(639,937)	(685,700)	(381,133)	(190,368)	(296,124)	(137,550)	(1,969)	(2,767)
Surrenders	(22,029,506)	(23,692,973)	(8,931,595)	(7,799,646)	(3,793,676)	(725,995)	(1,299,693)	(437,191)	(122,777)	(44,425)
Administrative expenses (note 4a)	(245,816)	(314,849)	(93,538)	(107,603)	(67,979)	(1,101)	(24,230)	(2,512)	(3,348)	(93)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,837,383)	7,545,339	(356,054)	3,004,525	29,167,836	21,803,914	5,973,124	10,014,968	828,542	1,579,722
Transfers (to) from other subaccounts	(42,079,361)	(25,001,077)	(3,917,284)	(4,985,946)	(3,301,402)	3,362,004	(2,235,041)	(97,465)	(346,699)	302,716

Increase (decrease) in net assets from capital transactions (note 5)	(67,758,165)	(33,427,899)	(13,351,788)	(6,582,414)	48,996,809	60,797,951	8,187,548	23,634,467	1,503,240	4,117,740

Increase (decrease) in net assets	(153,058,527)	(85,599,788)	(37,740,956)	(51,609,089)	27,180,747	59,883,184	(2,181,800)	21,196,196	(354,062)	3,955,766
Net assets at beginning of year	284,598,362	370,198,150	94,003,042	145,612,131	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

Net assets at end of year	$131,539,835	284,598,362	56,262,086	94,003,042	88,719,278	61,538,531	24,994,042	27,175,842	4,036,452	4,390,514

Changes in units (note 5):
Units purchased	82,999	1,296,640	91,433	916,180	5,940,517	5,764,881	2,009,644	3,269,836	281,760	511,540
Units redeemed	(6,266,315)	(3,618,980)	(2,179,377)	(1,751,346)	(792,999)	(86,942)	(643,376)	(91,721)	(67,668)	(5,990)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(6,183,316)	(2,322,340)	(2,087,944)	(835,166)	5,147,518	5,677,939	1,366,268	3,178,115	214,092	505,550

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31,		Year ended December 31,		Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(32,540)	3,807	(72,934)	(70,376)	(1)	(6)
Net realized gain (loss)	(132,734)	1,498	(181,107)	(142,691)	1	—
Unrealized appreciation (depreciation) on investments	(236,074)	102,039	(1,748,112)	(1,061,003)	1	(644)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(401,348)	107,344	(2,002,153)	(1,274,070)	1	(650)

From capital transactions:
Net premiums	2,250,364	912,119	759,010	5,539,339	—	31,041
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(29,339)	—	(4,945)	(10,553)	—	—
Surrenders	(868,486)	(20,185)	(114,198)	(40,353)	—	—
Administrative expenses (note 4a)	(3,576)	(62)	(10,265)	(253)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,128,810	316,945	612,162	1,092,852	2,069	(9)
Transfers (to) from other subaccounts	378,974	1,775,921	(136,723)	66,787	—	—

Increase (decrease) in net assets from capital transactions (note 5)	2,856,747	2,984,738	1,105,041	6,647,819	2,069	31,032

Increase (decrease) in net assets	2,455,399	3,092,082	(897,112)	5,373,749	2,070	30,382
Net assets at beginning of year	3,223,062	130,980	5,820,849	447,100	—	—

Net assets at end of year	$5,678,461	3,223,062	4,923,737	5,820,849	2,070	30,382

Changes in units (note 5):
Units purchased	438,438	360,080	226,042	829,870	208	3,029
Units redeemed	(105,101)	(2,401)	(43,969)	(6,306)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	333,337	357,679	182,073	823,564	208	3,029

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(225,448)	(64,206)	5,642,758	5,203,561	894,021	74,705	(47,202)	(17,258)	1,483,805	1,070,377
Net realized gain (loss)	(5,794,037)	(1,144,469)	(7,536,375)	(8,341,037)	(700,252)	(31,976)	(107,021)	7,681	(7,750,548)	(2,745,661)
Unrealized appreciation (depreciation) on investments	(15,258,183)	(5,763,692)	2,444,257	3,591,100	85,510	(127,498)	(106,734)	(123,378)	(4,229,150)	(6,865,095)
Capital gain distributions	—	626,171	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(21,277,668)	(6,346,196)	550,640	453,624	279,279	(84,769)	(260,957)	(132,955)	(10,495,893)	(8,540,379)

From capital transactions:
Net premiums	327,653	3,754,852	396,063	1,517,968	5,078,647	4,173,898	1,508,761	867,261	97,911	1,359,898
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,324,524)	(1,062,185)	(1,028,580)	(731,236)	(136,784)	(57,383)	—	—	(430,195)	(682,892)
Surrenders	(8,959,259)	(7,702,167)	(7,727,366)	(5,006,419)	(1,354,161)	(146,779)	(382,784)	(266,055)	(5,177,323)	(4,394,068)
Administrative expenses (note 4a)	(103,367)	(109,765)	(53,992)	(52,590)	(13,040)	(726)	(1,039)	(10)	(41,193)	(54,050)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,065,035)	2,126,036	(426,972)	1,767,110	4,256,098	2,210,777	343,073	512,487	(788,522)	1,786,616
Transfers (to) from other subaccounts	(3,341,702)	8,473,822	7,253,120	(145,296)	4,213,927	791,468	231,449	247,616	(2,048,175)	(1,454,651)

Increase (decrease) in net assets from capital transactions (note 5)	(15,466,234)	5,480,593	(1,587,727)	(2,650,463)	12,044,687	6,971,255	1,699,460	1,361,299	(8,387,497)	(3,439,147)

Increase (decrease) in net assets	(36,743,902)	(865,603)	(1,037,087)	(2,196,839)	12,323,966	6,886,486	1,438,503	1,228,344	(18,883,390)	(11,979,526)
Net assets at beginning of year	103,001,033	103,866,636	58,985,110	61,181,949	7,312,855	426,369	1,315,723	87,379	45,628,337	57,607,863

Net assets at end of year	$66,257,131	103,001,033	57,948,023	58,985,110	19,636,821	7,312,855	2,754,226	1,315,723	26,744,947	45,628,337

Changes in units (note 5):
Units purchased	27,559	1,419,812	62,488	42,218	1,463,866	741,312	431,785	241,531	9,168	194,869
Units redeemed	(1,326,299)	(877,174)	(75,405)	(76,247)	(162,745)	(21,167)	(80,852)	(40,074)	(792,356)	(409,568)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,298,740)	542,638	(12,917)	(34,029)	1,301,121	720,145	350,933	201,457	(783,188)	(214,699)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,220,389	2,276,329	(180,670)	(192,979)	(3,756,939)	(6,971,859)	(442,776)	(218,776)	(306,843)	3,449,594
Net realized gain (loss)	(26,990,261)	1,178,829	(2,870,603)	(315,764)	(71,114,136)	(42,421,956)	(3,307,522)	(624,990)	(30,904,282)	(18,275,549)
Unrealized appreciation (depreciation) on investments	(90,309,199)	(75,592,678)	(8,077,999)	(122,220)	(55,882,133)	(117,986,402)	(8,287,501)	(1,026,349)	20,654,924	(11,403,525)
Capital gain distributions	12,458,476	30,207,242	810,817	101,121	—	42,968,241	—	268,325	—	7,145,580

Increase (decrease) in net assets from operations	(102,620,595)	(41,930,278)	(10,318,455)	(529,842)	(130,753,208)	(124,411,976)	(12,037,799)	(1,601,790)	(10,556,201)	(19,083,900)

From capital transactions:
Net premiums	2,064,861	13,482,354	18,440,514	22,344,669	1,584,011	15,442,813	7,659,301	18,991,410	104,711	3,258,924
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,894,836)	(5,351,252)	(288,408)	(146,412)	(2,936,193)	(4,540,521)	(136,507)	(73,208)	(497,928)	(358,341)
Surrenders	(71,524,823)	(75,266,482)	(2,337,306)	(646,452)	(43,820,727)	(58,135,804)	(1,527,159)	(508,006)	(7,423,256)	(11,801,792)
Administrative expenses (note 4a)	(591,340)	(663,726)	(35,411)	(854)	(489,389)	(678,066)	(25,469)	(1,696)	(84,255)	(115,760)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(9,675,136)	5,652,000	15,009,322	9,941,674	(5,598,663)	11,692,408	7,041,420	8,560,416	(2,388,226)	1,145,668
Transfers (to) from other subaccounts	4,213,332	32,329,189	2,630,925	1,050,166	(47,411,539)	(40,706,964)	298,166	972,665	(3,992,961)	(7,775,715)

Increase (decrease) in net assets from capital transactions (note 5)	(81,407,942)	(29,817,917)	33,419,636	32,542,791	(98,672,500)	(76,926,134)	13,309,752	27,941,581	(14,281,915)	(15,647,016)

Increase (decrease) in net assets	(184,028,537)	(71,748,195)	23,101,181	32,012,949	(229,425,708)	(201,338,110)	1,271,953	26,339,791	(24,838,116)	(34,730,916)
Net assets at beginning of year	581,778,792	653,526,987	33,672,755	1,659,806	463,522,637	664,860,747	29,424,369	3,084,578	63,140,350	97,871,266

Net assets at end of year	$397,750,255	581,778,792	56,773,936	33,672,755	234,096,929	463,522,637	30,696,322	29,424,369	38,302,234	63,140,350

Changes in units (note 5):
Units purchased	176,710	4,835,349	3,839,337	3,270,732	90,345	829,554	2,435,137	3,778,688	6,818	171,215
Units redeemed	(2,433,548)	(3,897,861)	(283,218)	(77,887)	(5,699,671)	(3,197,903)	(248,070)	(77,159)	(813,369)	(811,707)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,256,838)	937,488	3,556,119	3,192,845	(5,609,326)	(2,368,349)	2,187,067	3,701,529	(806,551)	(640,492)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,038,611	10,503,443	(2,018,536)	(2,503,699)	(349,227)	(182,885)	(19,060)	(143,227)	(66,229)	(72,118)
Net realized gain (loss)	(13,225,813)	(7,621,838)	(22,661,457)	(13,723,185)	(860,466)	(204,654)	(11,960,687)	(6,226,662)	(822,405)	(171,603)
Unrealized appreciation (depreciation) on investments	(20,459,486)	(27,713,515)	(16,307,912)	(69,893,964)	(3,118,607)	(632,281)	(10,793,024)	(14,385,625)	(2,209,558)	(98,935)
Capital gain distributions	—	5,395,185	—	13,516,916	—	121,429	—	5,695,008	—	84,378

Increase (decrease) in net assets from operations	(26,646,688)	(19,436,725)	(40,987,905)	(72,603,932)	(4,328,300)	(898,391)	(22,772,771)	(15,060,506)	(3,098,192)	(258,278)

From capital transactions:
Net premiums	824,806	2,747,180	1,087,687	8,964,960	13,753,126	18,046,670	393,144	5,877,531	5,208,975	7,777,890
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,573,512)	(2,199,971)	(3,010,964)	(3,332,230)	(555,012)	1,731	(1,386,576)	(1,424,095)	(395,607)	(24,619)
Surrenders	(35,873,187)	(60,060,644)	(45,891,019)	(38,653,688)	(1,624,706)	(502,559)	(9,301,577)	(8,824,078)	(789,210)	(294,513)
Administrative expenses (note 4a)	(486,372)	(660,441)	(439,424)	(460,392)	(24,795)	(1,351)	(130,991)	(130,627)	(13,184)	(383)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(4,425,345)	898,118	(6,198,177)	7,961,982	6,828,114	5,488,723	(1,561,316)	5,000,576	3,478,106	3,019,500
Transfers (to) from other subaccounts	(6,469,934)	(8,725,157)	(7,932,223)	(33,044,396)	662,760	776,426	(3,894,073)	690,658	(598,866)	1,199,190

Increase (decrease) in net assets from capital transactions (note 5)	(49,003,544)	(68,000,915)	(62,384,120)	(58,563,764)	19,039,487	23,809,640	(15,881,389)	1,189,965	6,890,214	11,677,065

Increase (decrease) in net assets	(75,650,232)	(87,437,640)	(103,372,025)	(131,167,696)	14,711,187	22,911,249	(38,654,160)	(13,870,541)	3,792,022	11,418,787
Net assets at beginning of year	277,460,728	364,898,368	405,220,950	536,388,646	26,251,487	3,340,238	127,111,818	140,982,359	12,834,414	1,415,627

Net assets at end of year	$201,810,496	277,460,728	301,848,925	405,220,950	40,962,674	26,251,487	88,457,658	127,111,818	16,626,436	12,834,414

Changes in units (note 5):
Units purchased	34,048	130,019	58,192	718,386	2,659,043	2,828,567	39,164	1,891,476	1,070,730	1,341,595
Units redeemed	(2,058,298)	(2,559,860)	(3,391,692)	(3,239,689)	(276,049)	(58,618)	(1,632,540)	(1,699,823)	(221,612)	(35,736)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,024,250)	(2,429,841)	(3,333,500)	(2,521,303)	2,382,994	2,769,949	(1,593,376)	191,653	849,118	1,305,859

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”) (continued)
	VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(119,133)	(685,010)	58	(39)	(398,149)	(243,786)
Net realized gain (loss)	(9,255,837)	(9,104,519)	(1,029)	(373)	(636,367)	(75,666)
Unrealized appreciation (depreciation) on investments	(2,884,303)	(3,715,865)	(564)	462	(4,686,153)	1,182,536
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(12,259,273)	(13,505,394)	(1,535)	50	(5,720,669)	863,084

From capital transactions:
Net premiums	154,821	2,591,363	1,685	1,270	15,981,056	17,365,942
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(417,856)	(464,333)	—	—	(249,090)	(138,580)
Surrenders	(4,045,649)	(4,262,235)	—	(81)	(2,142,496)	(438,357)
Administrative expenses (note 4a)	(56,990)	(77,633)	—	—	(34,831)	(1,588)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,041,312)	770,435	—	14	11,739,839	10,177,706
Transfers (to) from other subaccounts	(6,939,866)	(14,455,911)	8,248	18,248	670,051	1,267,541

Increase (decrease) in net assets from capital transactions (note 5)	(12,346,852)	(15,898,314)	9,933	19,451	25,964,529	28,232,664

Increase (decrease) in net assets	(24,606,125)	(29,403,708)	8,398	19,501	20,243,860	29,095,748
Net assets at beginning of year	58,305,219	87,708,927	21,779	2,278	32,227,855	3,132,107

Net assets at end of year	$33,699,094	58,305,219	30,177	21,779	52,471,715	32,227,855

Changes in units (note 5):
Units purchased	18,922	372,922	1,125	1,856	2,892,870	2,925,752
Units redeemed	(1,526,660)	(2,131,693)	—	(8)	(242,410)	(58,762)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,507,738)	(1,758,771)	1,125	1,848	2,650,460	2,866,990

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

Franklin Templeton Variable Insurance Products Trust
Templeton Global Asset Allocation Fund — Class 2 Shares
Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5)
Net realized gain (loss)	30
Unrealized appreciation (depreciation) on investments	(11)
Capital gain distributions	—

Increase (decrease) in net assets from operations	14

From capital transactions:
Net premiums	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—
Surrenders	—
Administrative expenses (note 4a)	—
Capital contribution (withdrawal)	—
Transfers (to) from the Guarantee Account	(26)
Transfers (to) from other subaccounts	—

Increase (decrease) in net assets from capital transactions (note 5)	3,757

Increase (decrease) in net assets	3,771
Net assets at beginning of year	—

Net assets at end of year	$3,771

Changes in units (note 5):
Units purchased	374
Units redeemed	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	374

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets From operations:
Net investment income (expense)	$18,801	(48,245)	3,398,436	3,278,951	25,504	14,144	(1,042,994)	(706,339)	(33,307)	13,848,766	(1,107,244)	(1,026,265)
Net realized gain (loss)	633,062	(205,182)	2,051,646	1,135,392	(5,750,195)	(8,717,479)	(5,595,301)	1,204,737	—	—	(14,813,675)	(5,199,369)
Unrealized appreciation (depreciation) on investments	1,025,884	62,272	2,780,354	(606,614)	(941,053)	575,436	(25,105,622)	(7,202,105)	—	—	(3,764,413)	(4,192,867)
Capital gain distributions	—	—	2,266,382	—	—	148,510	901,324	5,748,762	3,180	—	366	2,401,767

Increase (decrease) in net assets from operations	1,677,747	(191,155)	10,496,818	3,807,729	(6,665,744)	(7,979,389)	(30,842,593)	(954,945)	(30,127)	13,848,766	(19,684,966)	(8,016,734)

From capital transactions:
Net premiums	48,415	40,407	6,097,797	2,606,095	149,421	1,670,370	17,009,914	24,612,394	157,595,692	227,354,709	8,866,098	14,264,418
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(28,157)	(47,506)	(2,199,879)	(867,978)	(134,468)	(125,879)	(1,065,848)	(654,443)	(4,764,503)	(6,219,119)	(612,317)	(455,231)
Surrenders	(1,039,277)	(277,236)	(18,893,922)	(8,615,763)	(2,323,898)	(1,947,111)	(14,932,396)	(8,675,913)	(273,311,984)	(194,807,725)	(5,220,449)	(3,977,140)
Administrative expenses (note 4a)	(6,924)	(2,818)	(151,821)	(78,405)	(20,115)	(21,079)	(187,698)	(106,400)	(695,515)	(517,702)	(66,868)	(53,347)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	(60,748)	—	—	—	—
Transfers (to) from the Guarantee Account	(381,841)	276,280	(1,400,822)	2,037,573	(186,768)	879,391	11,028,736	9,242,374	(71,074,326)	22,579,282	4,740,213	5,426,748
Transfers (to) from other subaccounts	8,307,634	62,731	104,746,722	35,394,056	1,158,577	(179,436)	11,447,728	37,715,483	162,485,172	141,804,870	819,871	7,717,900

Increase (decrease) in net assets from capital transactions (note 5)	6,899,850	51,858	88,198,075	30,475,578	(1,357,251)	276,256	23,300,436	62,011,999	(29,765,464)	190,194,315	8,526,548	22,923,348

Increase (decrease) in net assets	8,577,597	(139,297)	98,694,893	34,283,307	(8,022,995)	(7,703,133)	(7,542,157)	61,117,802	(29,795,591)	204,043,081	(11,158,418)	14,906,614
Net assets at beginning of year	8,536,767	8,676,064	90,893,485	56,610,178	32,699,737	40,402,870	162,493,300	101,375,498	674,464,079	470,420,998	82,175,544	67,268,930

Net assets at end of year	$17,114,364	8,536,767	189,588,378	90,893,485	24,676,742	32,699,737	154,951,143	162,493,300	644,668,488	674,464,079	71,017,126	82,175,544

Changes in units (note 5):
Units purchased	1,414,065	38,950	9,322,316	3,486,966	246,311	1,509,400	3,764,033	5,767,566	44,405,150	16,521,356	1,896,026	2,819,176
Units redeemed	(248,770)	(33,612)	(1,907,626)	(832,521)	(210,917)	(1,376,346)	(1,537,602)	(765,180)	(44,268,671)	(8,490,669)	(777,014)	(460,833)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,165,295	5,338	7,414,690	2,654,445	35,394	133,054	2,226,431	5,002,386	136,479	8,030,687	1,119,012	2,358,343

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,062,450	2,211,460	(1,388,388)	(2,805,255)	(393,684)	(41,852)	986,678	1,451,317	(492,127)	(534,255)	(62,243)	(12,214)
Net realized gain (loss)	3,780,373	2,302,067	(68,168,422)	(27,829,368)	(1,133,264)	(20,031)	(4,194,322)	(1,039,644)	(8,584,531)	(3,036,955)	(665,891)	(139,351)
Unrealized appreciation (depreciation) on investments	(12,377,639)	1,789,059	(75,161,318)	(74,140,998)	(4,602,081)	707,039	(11,279,113)	(7,262,090)	(10,976,280)	(4,418,280)	(2,127,728)	(109,710)
Capital gain distributions	3,638,615	843,132	774,181	7,656,129	186,039	548,300	1,109,468	1,559,446	—	309,317	—	—

Increase (decrease) in net assets from operations	(2,896,201)	7,145,718	(143,943,947)	(97,119,492)	(5,942,990)	1,193,456	(13,377,289)	(5,290,971)	(20,052,938)	(7,680,173)	(2,855,862)	(261,275)

From capital transactions:
Net premiums	268,840	2,426,706	28,342,656	53,679,836	16,843,382	10,214,695	2,135,169	5,910,782	9,675,813	12,218,130	7,049,937	6,800,445
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(334,780)	(400,477)	(5,350,800)	(7,007,692)	(164,684)	(47,355)	(993,135)	(1,078,099)	(977,422)	(682,275)	(158,620)	(16,286)
Surrenders	(9,990,366)	(4,157,768)	(49,724,266)	(48,078,623)	(1,644,802)	(166,929)	(13,333,546)	(11,790,492)	(5,328,849)	(3,425,533)	(510,244)	(118,765)
Administrative expenses (note 4a)	(91,435)	(49,840)	(628,728)	(644,024)	(21,459)	(352)	(126,830)	(125,521)	(83,653)	(65,664)	(11,325)	(162)
Capital contribution (withdrawal)	(21,832,094)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,820,259)	899,900	12,874,041	38,203,351	10,706,569	3,655,477	1,844,282	3,527,314	5,509,911	6,547,988	3,377,212	2,304,928
Transfers (to) from other subaccounts	19,212,041	9,730,137	(38,147,622)	(13,907,382)	(988,208)	5,102,428	6,297,692	10,959,313	5,107,641	10,432,286	371,486	28,330

Increase (decrease) in net assets from capital transactions (note 5)	(14,588,053)	8,448,658	(52,634,719)	22,245,466	24,730,798	18,757,964	(4,176,368)	7,403,297	13,903,441	25,024,932	10,118,446	8,998,490

Increase (decrease) in net assets	(17,484,254)	15,594,376	(196,578,666)	(74,874,026)	18,787,808	19,951,420	(17,553,657)	2,112,326	(6,149,497)	17,344,759	7,262,584	8,737,215
Net assets at beginning of year	85,051,315	69,456,939	615,837,450	690,711,476	20,190,503	239,083	125,670,323	123,557,997	85,448,538	68,103,779	8,938,486	201,271

Net assets at end of year	$67,567,061	85,051,315	419,258,784	615,837,450	38,978,311	20,190,503	108,116,666	125,670,323	79,299,041	85,448,538	16,201,070	8,938,486

Changes in units (note 5):
Units purchased	1,124,979	799,186	6,580,971	23,506,941	2,339,854	1,656,293	1,085,818	1,779,131	2,397,711	2,819,479	1,306,126	982,097
Units redeemed	(762,675)	(282,157)	(5,879,879)	(17,759,102)	(238,904)	(18,734)	(1,531,676)	(1,130,981)	(755,938)	(402,935)	(82,275)	(14,529)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	362,304	517,029	701,092	5,747,839	2,100,950	1,637,559	(445,858)	648,150	1,641,773	2,416,544	1,223,851	967,568

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$26,931	(167,906)	(870,112)	(443,535)	(2,459,013)	(4,844,120)	(188,764)	(135,329)	4,484,920	6,680,371
Net realized gain (loss)	(1,722,679)	(668,820)	872,467	4,328,423	(116,460,403)	(128,912,280)	(1,335,546)	(1,568,985)	(19,707,165)	(10,845,801)
Unrealized appreciation (depreciation) on investments	(850,453)	(1,110,839)	(14,638,775)	(883,608)	53,228,747	(67,252,755)	(2,815,167)	(2,037,458)	(26,963,386)	(34,904,569)
Capital gain distributions	—	—	493,700	6,646,154	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(2,546,201)	(1,947,565)	(14,142,720)	9,647,434	(65,690,669)	(201,009,155)	(4,339,477)	(3,741,772)	(42,185,631)	(39,069,999)

From capital transactions:
Net premiums	91,469	1,741,948	1,002,612	11,496,311	970,445	12,567,867	2,176,457	8,236,263	2,350,674	22,047,059
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(157,125)	(108,194)	(1,649,244)	(754,001)	(1,071,153)	(2,667,487)	(79,722)	(8,222)	(5,541,375)	(5,919,333)
Surrenders	(1,757,870)	(809,111)	(23,400,231)	(9,326,605)	(20,207,625)	(25,666,712)	(614,514)	(326,354)	(54,565,146)	(50,896,580)
Administrative expenses (note 4a)	(17,946)	(14,833)	(206,582)	(115,353)	(250,677)	(344,736)	(10,903)	(1,706)	(587,792)	(588,251)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(275,096)	638,191	(3,803,308)	2,544,011	(2,877,333)	12,518,722	1,805,610	5,181,861	(13,127,745)	23,215,356
Transfers (to) from other subaccounts	4,622,363	2,531,099	44,343,861	60,178,334	(38,193,082)	(53,142,695)	(1,473,277)	(123,650)	(4,189,166)	(10,008,050)

Increase (decrease) in net assets from capital transactions (note 5)	2,505,795	3,979,100	16,287,108	64,022,697	(61,629,425)	(56,735,041)	1,803,651	12,958,192	(75,660,550)	(22,149,799)

Increase (decrease) in net assets	(40,406)	2,031,535	2,144,388	73,670,131	(127,320,094)	(257,744,196)	(2,535,826)	9,216,420	(117,846,181)	(61,219,798)
Net assets at beginning of year	18,140,739	16,109,204	147,812,337	74,142,206	251,288,036	509,032,232	13,143,438	3,927,018	555,620,520	616,840,318

Net assets at end of year	$18,100,333	18,140,739	149,956,725	147,812,337	123,967,942	251,288,036	10,607,612	13,143,438	437,774,339	555,620,520

Changes in units (note 5):
Units purchased	591,473	564,568	2,845,749	5,969,188	81,164	1,453,136	941,818	2,503,588	145,996	1,590,556
Units redeemed	(276,145)	(107,003)	(1,824,267)	(811,051)	(5,203,604)	(4,870,167)	(515,129)	(85,499)	(4,841,911)	(2,368,138)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	315,328	457,565	1,021,482	5,158,137	(5,122,440)	(3,417,031)	426,689	2,418,089	(4,695,915)	(777,582)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Core Equity Portfolio		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$444,430	237,147	(2,069,714)	(952,759)	(237,090)	(68,126)	(10)	(4)	3,066,784	3,487,608	(305,227)	(383,983)	(238,997)	(191,082)
Net realized gain (loss)	(1,161,093)	(327,259)	(43,435,586)	(39,949,820)	(816,057)	(848,263)	(314)	(58)	2,348,159	1,049,200	(3,347,160)	(4,117,954)	(9,282,404)	(10,473,844)
Unrealized appreciation (depreciation) on investments	(5,368,914)	(819,787)	3,564,458	(59,003,007)	(2,553,418)	(1,843,183)	(316)	(196)	2,417,334	140,773	(4,206,465)	(2,286,189)	147,665	(2,173,041)
Capital gain distributions	—	—	—	—	—	—	—	57	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(6,085,577)	(909,899)	(41,940,842)	(99,905,586)	(3,606,565)	(2,759,572)	(640)	(201)	7,832,277	4,677,581	(7,858,852)	(6,788,126)	(9,373,736)	(12,837,967)

From capital transactions:
Net premiums	21,165,035	31,036,345	899,754	11,845,790	2,428,104	11,382,711	1,245	1,106	506,459	3,270,639	1,711,645	5,752,477	1,028,295	6,741,992
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(679,732)	(256,745)	(1,337,400)	(4,328,011)	(63,600)	(64,750)	—	—	(1,204,020)	(1,530,321)	(161,298)	(283,260)	(222,823)	(348,231)
Surrenders	(3,674,320)	(1,230,543)	(20,335,888)	(21,834,514)	(837,736)	(461,031)	(837)	—	(11,807,168)	(12,774,869)	(1,995,039)	(1,356,036)	(1,501,549)	(1,213,325)
Administrative expenses (note 4a)	(57,165)	(2,865)	(307,516)	(373,295)	(15,986)	(1,618)	—	—	(88,298)	(159,792)	(25,079)	(23,549)	(18,687)	(19,514)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	18,622,767	17,522,657	(3,819,215)	8,385,982	3,275,584	5,847,084	(1)	9	313,760	8,524,235	854,470	3,712,084	668,834	4,108,047
Transfers (to) from other subaccounts	1,073,488	827,954	(48,416,398)	(50,934,230)	(1,534,507)	(723,767)	87	479	21,529,464	14,866,872	(6,333,589)	(10,817,081)	(1,954,095)	2,544,761

Increase (decrease) in net assets from capital transactions (note 5)	36,450,073	47,896,803	(73,316,663)	(57,238,278)	3,251,859	15,978,629	494	1,594	9,250,197	12,196,764	(5,948,890)	(3,015,365)	(2,000,025)	11,813,730

Increase (decrease) in net assets	30,364,496	46,986,904	(115,257,505)	(157,143,864)	(354,706)	13,219,057	(146)	1,393	17,082,474	16,874,345	(13,807,742)	(9,803,491)	(11,373,761)	(1,024,237)
Net assets at beginning of year	51,621,472	4,634,568	284,468,523	441,612,387	18,596,344	5,377,287	2,373	980	86,804,419	69,930,074	28,325,796	38,129,287	22,690,085	23,714,322

Net assets at end of year	$81,985,968	51,621,472	169,211,018	284,468,523	18,241,638	18,596,344	2,227	2,373	103,886,893	86,804,419	14,518,054	28,325,796	11,316,324	22,690,085

Changes in units (note 5):
Units purchased	4,624,002	5,288,501	76,153	1,389,786	858,362	2,262,829	121	183	1,961,631	3,632,415	333,586	906,401	643,559	2,190,281
Units redeemed	(498,636)	(159,427)	(6,246,379)	(5,441,689)	(368,867)	(164,251)	(76)	—	(1,228,256)	(2,619,585)	(1,119,627)	(1,192,742)	(1,405,658)	(258,553)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	4,125,366	5,129,074	(6,170,226)	(4,051,903)	489,675	2,098,578	45	183	733,375	1,012,830	(786,041)	(286,341)	(762,099)	1,931,728

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,903,689)	(8,162,438)	(321,823)	(191,873)	(765,661)	(864,424)	(107,007)	(54,618)
Net realized gain (loss)	(99,920,991)	(54,089,115)	(1,765,277)	(1,313,020)	(41,836,662)	(55,891,277)	1,675,647	(322,660)
Unrealized appreciation (depreciation) on investments	(7,717,037)	(131,956,939)	(4,813,693)	(2,594,017)	5,324,774	(3,142,749)	(1,538,425)	(424,899)
Capital gain distributions	—	1,176,310	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(112,541,717)	(193,032,182)	(6,900,793)	(4,098,910)	(37,277,549)	(59,898,450)	30,215	(802,177)

From capital transactions:
Net premiums	1,415,239	16,476,743	3,030,204	15,166,179	472,569	8,346,854	4,878,241	7,352,333
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,954,258)	(5,583,698)	(262,111)	(146,432)	(790,367)	(2,062,702)	(80,967)	(58,683)
Surrenders	(39,432,894)	(54,232,683)	(1,162,456)	(691,826)	(14,358,128)	(19,243,246)	(1,969,765)	(237,405)
Administrative expenses (note 4a)	(480,172)	(668,839)	(15,712)	(3,082)	(148,609)	(300,502)	(8,923)	(997)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(6,465,868)	12,164,145	2,928,077	6,096,317	(1,558,493)	11,940,244	3,572,037	4,307,760
Transfers (to) from other subaccounts	(69,121,974)	(73,056,919)	(2,962,138)	556,219	(18,808,519)	(24,679,255)	(4,856,612)	(869,724)

Increase (decrease) in net assets from capital transactions (note 5)	(118,039,927)	(104,901,251)	1,555,864	20,977,375	(35,191,547)	(25,998,607)	1,534,011	10,493,284

Increase (decrease) in net assets	(230,581,644)	(297,933,433)	(5,344,929)	16,878,465	(72,469,096)	(85,897,057)	1,564,226	9,691,107
Net assets at beginning of year	469,114,915	767,048,348	22,231,207	5,352,742	164,483,057	250,380,114	11,783,854	2,092,747

Net assets at end of year	$238,533,271	469,114,915	16,886,278	22,231,207	92,013,961	164,483,057	13,348,080	11,783,854

Changes in units (note 5):
Units purchased	114,028	1,633,705	712,378	2,917,853	35,305	816,888	1,533,615	1,718,512
Units redeemed	(9,630,052)	(7,695,996)	(526,688)	(112,091)	(2,680,856)	(2,449,407)	(493,090)	(172,072)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(9,516,025)	(6,062,291)	185,690	2,805,762	(2,645,551)	(1,632,519)	1,040,526	1,546,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)				J.P. Morgan Series Trust II
	Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Bond Portfolio	Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Period from September 13, 2002 to December 31, 2002
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,626,846)	(6,951,457)	(237,920)	(179,527)	(5)	(5)
Net realized gain (loss)	(88,689,406)	(42,755,845)	(2,925,905)	(603,314)	4	33
Unrealized appreciation (depreciation) on investments	(49,777,584)	(167,495,927)	(4,241,986)	(2,275,379)	49	(42)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(141,093,836)	(217,203,229)	(7,405,811)	(3,058,220)	48	(14)

From capital transactions:
Net premiums	1,591,882	16,168,770	4,141,344	14,176,599	3,795	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,215,971)	(5,896,892)	(269,003)	(24,924)	—	—
Surrenders	(56,384,804)	(66,935,292)	(1,288,294)	(394,836)	—	—
Administrative expenses (note 4a)	(568,667)	(771,461)	(17,796)	(2,815)	—	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(8,173,907)	15,130,144	4,205,224	8,811,848	8	(28)
Transfers (to) from other subaccounts	(67,194,776)	(97,053,888)	(2,628,710)	(235,912)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(133,946,243)	(139,358,619)	4,142,765	22,329,960	3,803	3,755

Increase (decrease) in net assets	(275,040,079)	(356,561,848)	(3,263,046)	19,271,740	3,851	3,741
Net assets at beginning of year	589,263,975	945,825,823	24,839,742	5,568,002	—	—

Net assets at end of year	$314,223,896	589,263,975	21,576,696	24,839,742	3,851	3,741

Changes in units (note 5):
Units purchased	89,135	1,265,994	1,451,203	3,178,251	378	368
Units redeemed	7,577,020	(7,006,209)	(730,653)	(91,284)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(7,487,885)	(5,740,215)	720,550	3,086,967	378	368

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(265,735)	(136,537)	(141,304)	(65,109)	(226,659)	(78,849)	130,943	9,759
Net realized gain (loss)	(1,261,130)	(412,945)	(724,894)	(97,333)	(1,110,349)	(137,496)	(1,669,571)	(353,704)
Unrealized appreciation (depreciation) on investments	(4,328,035)	(1,370,533)	(2,433,416)	(390,183)	(4,476,901)	355,566	(2,574,748)	(2,386,030)
Capital gain distributions	—	54,391	—	51,546	—	83,336	—	330,862

Increase (decrease) in net assets from operations	(5,854,900)	(1,865,624)	(3,299,614)	(501,079)	(5,813,909)	222,557	(4,113,376)	(2,399,113)

From capital transactions:
Net premiums	5,506,535	10,875,980	2,722,816	5,938,657	6,712,923	6,274,976	3,219,520	9,014,258
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(220,798)	(705)	(103,861)	(18,437)	(44,375)	(16,562)	(171,060)	(23,607)
Surrenders	(705,636)	(400,851)	(513,720)	(125,283)	(504,494)	(182,335)	(718,457)	(212,131)
Administrative expenses (note 4a)	(13,368)	(872)	(11,390)	(589)	(11,222)	(760)	(14,056)	(600)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	3,868,768	4,780,525	4,147,091	4,857,759	5,503,725	3,538,038	4,751,787	6,557,684
Transfers (to) from other subaccounts	(1,306,666)	(160,054)	(625,508)	(11,355)	(733,091)	686,745	(1,134,920)	178,892

Increase (decrease) in net assets from capital transactions (note 5)	7,128,835	15,094,023	5,615,428	10,640,752	10,923,466	10,300,102	5,932,814	15,514,496

Increase (decrease) in net assets	1,273,935	13,228,399	2,315,814	10,139,673	5,109,557	10,522,659	1,819,438	13,115,383
Net assets at beginning of year	15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

Net assets at end of year	$17,245,315	15,971,380	13,079,323	10,763,509	16,644,408	11,534,851	15,954,186	14,134,748

Changes in units (note 5):
Units purchased	1,608,339	2,102,498	909,804	1,264,735	1,717,397	1,198,868	1,208,021	1,773,226
Units redeemed	(385,119)	(75,653)	(166,278)	(18,276)	(181,865)	(22,801)	(309,307)	(26,620)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	1,223,220	2,026,845	743,526	1,246,459	1,535,532	1,176,067	898,714	1,746,606

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001		2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(919,794)	(804,911)	7,324,004	5,519,963	(1,772,007)	(2,483,409)	(1)	(321,546)	(115,470)
Net realized gain (loss)	(42,699,762)	(50,964,900)	(2,290,860)	(557,873)	(48,362,276)	(11,087,954)	18	(1,589,922)	(331,636)
Unrealized appreciation (depreciation) on investments	(8,201,440)	(105,172,506)	4,194,633	16,457	(33,111,732)	(70,748,318)	(33)	(5,608,851)	135,259
Capital gain distributions	—	41,238,549	—	—	—	31,705,480	—	—	275,501

Increase (decrease) in net assets from operations	(51,820,996)	(115,703,768)	9,227,777	4,978,547	(83,246,015)	(52,614,201)	(16)	(7,520,319)	(36,346)

From capital transactions:
Net premiums	424,830	9,142,218	333,741	3,943,874	1,321,610	16,716,609	1,000	13,299,853	12,621,837
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,454,599)	(1,641,962)	(1,100,434)	(1,508,046)	(1,609,570)	(2,273,259)	—	(98,941)	(24,193)
Surrenders	(18,415,563)	(28,585,470)	(17,806,279)	(11,634,260)	(30,157,858)	(29,096,438)	—	(1,075,308)	(256,596)
Administrative expenses (note 4a)	(198,500)	(302,570)	(137,485)	(102,505)	(285,990)	(334,224)	—	(19,629)	(651)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,208,000)	5,600,526	(1,988,023)	3,002,620	(2,965,173)	7,199,509	(18)	7,802,844	5,778,944
Transfers (to) from other subaccounts	(16,738,421)	(38,875,634)	16,127,428	44,650,920	(18,129,640)	7,550,652	—	164,149	890,248

Increase (decrease) in net assets from capital transactions (note 5)	(38,590,253)	(54,662,892)	(4,571,052)	38,352,603	(51,826,621)	(237,151)	982	20,072,968	19,009,589

Increase (decrease) in net assets	(90,411,249)	(170,366,660)	4,656,725	43,331,150	(135,072,636)	(52,851,352)	966	12,552,649	18,973,243
Net assets at beginning of year	195,618,754	365,985,414	128,164,991	84,833,841	302,183,568	355,034,920	—	19,954,460	981,217

Net assets at end of year	$105,207,505	195,618,754	132,821,716	128,164,991	167,110,932	302,183,568	966	32,507,109	19,954,460

Changes in units (note 5):
Units purchased	18,334	511,301	510,769	3,420,467	61,837	(25,577,636)	100	2,854,615	2,264,722
Units redeemed	(1,693,005)	(2,477,845)	(652,520)	(877,540)	(2,487,996)	25,897,961	—	(159,167)	(33,044)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(1,674,671)	(1,966,544)	(141,751)	2,542,927	(2,426,159)	320,325	100	2,695,448	2,231,678

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$10,362,690	12,325,661	(273,634)	(140,189)	1,810,856	2,229,078
Net realized gain (loss)	(13,523,864)	(8,284,890)	(995,387)	(227,812)	(4,377,605)	(1,115,630)
Unrealized appreciation (depreciation) on investments	(1,394,111)	(3,378,846)	(5,231,300)	(433,474)	(8,886,121)	(5,582,683)
Capital gain distributions	—	—	—	—	1,206,403	4,669,828

Increase (decrease) in net assets from operations	(4,555,285)	661,925	(6,500,321)	(801,475)	(10,246,467)	200,593

From capital transactions:
Net premiums	302,905	2,824,717	9,628,345	12,067,940	233,328	2,804,619
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,038,921)	(2,537,212)	(156,607)	(80,339)	(771,558)	(694,590)
Surrenders	(17,477,191)	(16,756,411)	(1,190,964)	(358,506)	(9,684,520)	(11,457,548)
Administrative expenses (note 4a)	(133,044)	(147,431)	(21,821)	(941)	(100,309)	(108,360)
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,401,423)	2,157,728	9,314,136	7,731,909	(1,420,126)	1,975,090
Transfers (to) from other subaccounts	1,717,738	741,249	(1,629,626)	786,289	1,831,617	13,595,628

Increase (decrease) in net assets from capital transactions (note 5)	(18,029,936)	(13,717,360)	15,943,463	20,146,352	(9,911,568)	6,114,839

Increase (decrease) in net assets	(22,585,221)	(13,055,435)	9,443,142	19,344,877	(20,158,035)	6,315,432
Net assets at beginning of year	121,616,995	134,672,430	21,041,353	1,696,476	90,614,628	84,299,196

Net assets at end of year	$99,031,774	121,616,995	30,484,495	21,041,353	70,456,593	90,614,628

Changes in units (note 5):
Units purchased	33,421	179,311	2,507,057	2,412,261	29,059	1,497,867
Units redeemed	(331,716)	(607,254)	(397,368)	(51,511)	(169,207)	(996,823)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(298,295)	(427,943)	2,109,689	2,360,750	(140,148)	501,044

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(297,967)	(525,423)	(410,193)	(698,992)	102,329	22,461	1,416,704	302,808	2,517,813	295,294	2,732,972	553,161
Net realized gain (loss)	(4,442,783)	(38,829,351)	(12,049,095)	(7,080,467)	32,697	3,393	(591,390)	(52,876)	485,655	37,851	177,209	125,115
Unrealized appreciation (depreciation) on investments	(3,716,947)	15,093,725	1,566,981	(11,211,227)	214,621	9,015	(524,325)	(155,323)	2,464,132	(901,801)	3,656,979	(521,229)
Capital gain distributions	—	—	—	—	29,547	—	—	—	1,578,385	749,489	1,465,042	846,727

Increase (decrease) in net assets from operations	(8,457,697)	(24,261,049)	(10,892,307)	(18,990,686)	379,194	34,869	300,989	94,609	7,045,985	180,833	8,032,202	1,003,774

From capital transactions:
Net premiums	86,411	1,712,799	158,609	3,134,205	2,534,119	1,544,684	12,994,194	7,628,475	21,145,091	13,135,184	51,790,340	26,356,447
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(167,479)	(150,406)	(304,121)	(487,213)	(78,514)	(9,884)	(145,288)	(22,849)	(242,802)	(80,372)	(1,115,666)	(55,550)
Surrenders	(2,531,439)	(3,117,409)	(3,046,102)	(3,581,628)	(629,627)	(43,532)	(1,404,912)	(257,969)	(4,550,260)	(363,112)	(4,996,708)	(553,985)
Administrative expenses (note 4a)	(33,720)	(46,788)	(39,333)	(54,308)	(3,584)	(2)	(13,394)	(144)	(36,310)	(1,226)	(69,623)	(672)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(263,278)	3,675,297	(244,641)	5,229,682	1,766,103	443,815	7,031,680	4,075,328	14,415,575	6,589,822	37,370,371	14,075,120
Transfers (to) from other subaccounts	(3,755,993)	(6,752,020)	(9,286,510)	(1,805,855)	1,580,968	674,589	2,500,144	1,264,321	12,315,026	2,727,913	16,114,191	5,524,978

Increase (decrease) in net assets from capital transactions (note 5)	(6,665,498)	(4,678,527)	(12,762,098)	2,434,883	5,169,465	2,609,670	20,962,424	12,687,162	43,046,320	22,008,209	99,092,905	45,346,338

Increase (decrease) in net assets	(15,123,195)	(28,939,576)	(23,654,405)	(16,555,803)	5,548,659	2,644,539	21,263,413	12,781,771	50,092,305	22,189,042	107,125,107	46,350,112
Net assets at beginning of year	29,934,351	58,873,927	43,318,496	59,874,299	2,657,075	12,536	13,042,884	261,113	22,872,220	683,178	47,915,239	1,565,127

Net assets at end of year	$14,811,156	29,934,351	19,664,091	43,318,496	8,205,734	2,657,075	34,306,297	13,042,884	72,964,525	22,872,220	155,040,346	47,915,239

Changes in units (note 5):
Units purchased	10,042	475,280	11,101	202,206	522,916	247,320	2,371,199	1,294,258	3,953,613	2,014,910	9,169,893	4,220,410
Units redeemed	(786,381)	(907,551)	(904,867)	(144,108)	(63,086)	(5,014)	(162,910)	(28,197)	(396,711)	(40,089)	(535,432)	(56,704)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(776,339)	(432,271)	(893,766)	58,098	459,830	242,306	2,208,289	1,266,061	3,556,902	1,974,821	8,634,461	4,163,706

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund, Inc.
	Jennison Portfolio — Class II Shares		SP Jennison International Growth Portfolio — Class II Shares		SP U.S. Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 6, 2001 to December 31, 2001	Year ended December 31, 2002	Period from July 9, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(530)	(151)	(1,233)	(66)	(1,143)	(477)
Net realized gain (loss)	(77)	13	96,716	(41)	(10,193)	(55)
Unrealized appreciation (depreciation) on investments	(12,635)	5,488	4,183	(856)	(24,612)	(2,492)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(13,242)	5,350	99,666	(963)	(35,948)	(3,024)

From capital transactions:
Net premiums	—	34,302	1,277	18,469	3,751	86,374
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(873)	—	(687)	(293)	(970)	—
Administrative expenses (note 4a)	(42)	—	(25)	—	(211)	—
Capital contribution (withdrawal)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	904	(44)	12,692	(26)	(16,626)	(1,382)
Transfers (to) from other subaccounts	1,330	665	(117,674)	—	25,140	—

Increase (decrease) in net assets from capital transactions (note 5)	1,319	34,923	(104,417)	18,150	11,084	84,992

Increase (decrease) in net assets	(11,923)	40,273	(4,751)	17,187	(24,864)	81,968
Net assets at beginning of year	40,273	—	17,187	—	81,968	—

Net assets at end of year	$28,350	40,273	12,436	17,187	57,104	81,968

Changes in units (note 5):
Units purchased	302	4,587	1	2,350	1,226	9,251
Units redeemed	(124)	—	(109)	(37)	(782)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	178	4,587	(108)	2,313	444	9,251

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(81,489)	(66,950)	(231,364)	(388,288)	1,585,850	790,638	12,298	142,593
Net realized gain (loss)	(1,214,189)	(617,106)	(7,068,735)	(2,465,542)	314,932	179,257	(406,813)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,613,739)	(896,601)	(10,510,993)	(2,069,678)	916,210	14,477	(1,032,748)	(308,694)
Capital gain distributions	—	—	—	770,641	—	—	—	—

Increase (decrease) in net assets from operations	(2,909,417)	(1,580,657)	(17,811,092)	(4,152,867)	2,816,992	984,372	(1,427,263)	(202,272)

From capital transactions:
Net premiums	1,000,334	3,397,592	268,246	7,624,117	338,554	1,923,618	240,921	1,829,377
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(147,559)	(28,289)	(365,214)	(473,319)	(327,742)	(61,984)	(151,522)	(21,922)
Surrenders	(246,637)	(154,968)	(5,236,850)	(5,278,858)	(6,232,629)	(1,563,775)	(1,835,498)	(412,372)
Administrative expenses (note 4a)	(4,296)	(711)	(64,363)	(62,388)	(36,902)	(19,074)	(20,220)	(10,127)
Capital contribution (withdrawal)	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	963,813	2,027,929	(327,421)	2,084,446	(1,287,406)	918,714	(300,524)	521,278
Transfers (to) from other subaccounts	290,281	162,820	5,085,756	27,066,248	23,271,597	11,948,809	5,448,543	6,119,969

Increase (decrease) in net assets from capital transactions (note 5)	1,855,936	5,404,373	(639,846)	30,960,246	15,725,472	13,146,308	3,381,700	8,026,203

Increase (decrease) in net assets	(1,053,481)	3,823,716	(18,450,938)	26,807,379	18,542,464	14,130,680	1,954,437	7,823,931
Net assets at beginning of year	6,186,186	2,362,470	64,270,595	37,463,216	27,312,378	13,181,698	15,460,670	7,636,739

Net assets at end of year	$5,132,705	6,186,186	45,819,657	64,270,595	45,854,842	27,312,378	17,415,107	15,460,670

Changes in units (note 5):
Units purchased	640,164	1,129,245	2,264,539	2,590,046	2,075,514	1,352,680	552,147	794,072
Units redeemed	(113,977)	(37,224)	(2,537,779)	(410,226)	(693,797)	(150,370)	(221,237)	(41,674)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	526,187	1,092,021	(273,240)	2,179,820	1,381,717	1,202,310	330,910	752,398

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(13,532)	(3,372)
Net realized gain (loss)	(23,395)	(18,620)
Unrealized appreciation (depreciation) on investments	8,230	(62,467)
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	(28,697)	(84,459)

From capital transactions:
Net premiums	2,418,009	807,871
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—
Surrenders	(32,260)	(4,662)
Administrative expenses (note 4a)	(43)	—
Capital contribution (withdrawal)	—	—
Transfers (to) from the Guarantee Account	242,290	33,090
Transfers (to) from other subaccounts	781,769	100,237

Increase (decrease) in net assets from capital transactions (note 5)	3,409,765	936,536

Increase (decrease) in net assets	3,381,068	852,077
Net assets at beginning of year	—	—

Net assets at end of year	$3,381,068	852,077

Changes in units (note 5):
Units purchased	424,410	117,990
Units redeemed	(3,992)	(585)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	420,418	117,405

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares and its AIM V.I. Growth and Income Fund — Series I Shares to AIM V.I. Core Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio — Class II Shares to Jennison Portfolio — Class II Shares.

In February 2002, one subaccount was added to the Account for the Type VIII contract. Additionally, during May 2002, two subaccounts were added to the Account for Type III, IV, VI, VII and VIII contracts (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares.

In June 2002, 27 new subaccounts were added to the Account for Type VI and VII contracts offered through certain distribution channels (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. —VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus — Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA — Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II —Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In August 2002, 40 subaccounts were offered with Type IX contracts (See note 2b). Two subaccounts were added for Type IX contracts. These subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio —Class B and Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. As of December 31, 2002, contract form P1156 had not yet been offered for sale and no units for this contract had been issued.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares. The AIM Variable Insurance Funds changed its AIM V.I. Telecommunications Fund — Series I Shares to AIM V.I. New Technology Fund — Series I Shares. Additionally, the Janus Aspen Series changed the name of its Equity Income Portfolio to Core Equity Portfolio.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

In 2001, the Janus Aspen Series — High Yield Portfolio was removed as an available subaccount in the Account.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Unit Classes

There are nine unit classes of subaccounts based on the annuity contract form through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1098, P1140, and P1142 are no longer available for sale.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares	$275,310	$272,105
AIM V.I. Capital Appreciation Fund — Series I Shares	11,310,053	7,646,385
AIM V.I. Capital Development Fund — Series I Shares	866	34
AIM V.I. Core Equity Fund — Series I Shares	1,543	302
AIM V.I. Global Utilities Fund — Series I Shares	1,375	476
AIM V.I. Government Securities Fund — Series I Shares	14,766,387	13,289,905
AIM V.I. Growth Fund — Series I Shares	5,588,719	2,684,771
AIM V.I. New Technology Fund — Series I Shares	497,584	528,289
AIM V.I. Premier Equity Fund — Series I Shares	19,979,271	9,928,915
The Alger American Fund:
Alger American Growth Portfolio	24,849,426	92,352,361
Alger American Small Capitalization Portfolio	32,933,634	47,091,081
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	73,841,346	23,137,556
Premier Growth Portfolio — Class B	15,911,971	8,022,850
Quasar Portfolio — Class B	2,828,067	1,323,733
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	72,173,089	68,974,542
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	1,617,098	582,463
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	2,070	1
VT Worldwide Health Sciences Fund	31,041	9
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	18,074,737	33,754,169
Federated High Income Bond Fund II — Primary Shares	90,655,611	84,482,908
Federated High Income Bond Fund II — Service Shares	50,269,325	37,304,456
Federated International Small Company Fund II	126,597,381	125,413,336
Federated Utility Fund II	8,253,602	15,364,973
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	122,788,862	191,260,226
VIP Equity-Income Portfolio — Service Class 2	52,633,221	18,312,744
VIP Growth Portfolio	45,438,957	151,012,286
VIP Growth Portfolio — Service Class 2	26,368,433	13,415,345
VIP Overseas Portfolio	421,132,745	433,695,057
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	25,965,356	68,197,323
VIP II Contrafund® Portfolio	80,160,256	144,625,008
VIP II Contrafund® Portfolio — Service Class 2	31,166,254	12,305,861
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	24,865,672	40,896,318
VIP III Growth & Income Portfolio — Service Class 2	13,614,832	6,651,579
VIP III Growth Opportunities Portfolio	4,477,878	17,020,699
VIP III Mid Cap Portfolio	42,040	32,052
VIP III Mid Cap Portfolio — Service Class 2	39,928,024	13,972,386
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares	3,783	30

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
Global Income Fund	$24,735,084	$17,830,083
Income Fund	188,298,597	94,512,907
International Equity Fund	209,449,512	213,561,008
Mid-Cap Value Equity Fund	117,158,094	92,727,410
Money Market Fund	2,969,219,072	2,980,263,105
Premier Growth Equity Fund	79,249,347	71,658,884
Real Estate Securities Fund	75,529,381	85,792,770
S&P 500® Index Fund	171,238,620	224,825,855
Small-Cap Value Equity Fund	46,319,040	21,825,172
Total Return Fund	37,634,922	39,758,360
U.S. Equity Fund	52,067,128	38,564,775
Value Equity Fund	14,634,043	4,613,435
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	14,167,722	11,594,562
Goldman Sachs Mid Cap Value Fund	153,872,296	136,168,879
Janus Aspen Series:
Aggressive Growth Portfolio	16,470,025	80,607,042
Aggressive Growth Portfolio — Service Shares	6,318,918	4,665,463
Balanced Portfolio	96,523,313	168,738,080
Balanced Portfolio — Service Shares	54,692,201	17,517,041
Capital Appreciation Portfolio	25,499,695	97,979,256
Capital Appreciation Portfolio — Service Shares	8,618,049	5,509,214
Core Equity Portfolio	1,543	1,060
Flexible Income Portfolio	141,666,804	130,638,576
Global Life Sciences Portfolio — Service Shares	11,865,766	18,109,793
Global Technology Portfolio — Service Shares	15,301,101	17,369,996
Growth Portfolio	77,773,245	202,086,786
Growth Portfolio — Service Shares	7,538,350	6,128,564
International Growth Portfolio	420,675,570	465,244,880
International Growth Portfolio — Service Shares	785,107,546	787,860,944
Worldwide Growth Portfolio	79,819,255	217,451,070
Worldwide Growth Portfolio — Service Shares	87,033,314	82,968,046
J.P. Morgan Series Trust II:
Bond Portfolio	3,804	4
Mid Cap Value Portfolio	3,783	33
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	11,785,648	4,868,094
MFS® Investors Trust Series — Service Class Shares	9,162,832	3,668,206
MFS® New Discovery Series — Service Class Shares	17,180,560	6,429,435
MFS® Utilities Series — Service Class Shares	10,551,209	4,451,305
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	17,597,533	57,287,708
Oppenheimer Bond Fund/VA	96,291,555	94,634,094
Oppenheimer Capital Appreciation Fund/VA	93,196,337	145,525,866
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1,000	18
Oppenheimer Global Securities Fund/VA — Service Shares	57,071,490	36,842,004
Oppenheimer High Income Fund/VA	43,467,720	51,441,110

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	$22,428,229	$6,635,143
Oppenheimer Multiple Strategies Fund/VA	21,178,648	28,922,962
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	11,497,752	18,582,841
PBHG Large Cap Growth Portfolio	7,536,154	20,733,249
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	13,891,180	8,557,618
High Yield Portfolio — Administrative Class Shares	40,776,284	18,238,008
Long-Term U.S. Government Portfolio — Administrative Class Shares	77,629,922	30,315,087
Total Return Portfolio — Administrative Class Shares	140,017,610	36,371,370
Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	3,002	2,228
SP Jennison International Growth Portfolio — Class II Shares	9,824,044	9,929,702
SP U.S. Emerging Growth Portfolio — Class II Shares	29,495	19,584
Rydex Variable Trust:
OTC Fund	4,532,562	2,747,387
Salomon Brothers Variable Series Funds Inc:
Investors Fund	34,540,674	39,336,954
Strategic Bond Fund	45,435,153	29,488,491
Total Return Fund	11,086,204	7,710,506
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	3,649,019	275,100
Emerging Growth Portfolio — Class II Shares	2,132,914	1,218,219

(4)	Related Party Transactions

(a)  GE Life & Annuity

Net premiums transferred from GE Life & Annuity represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees by unit type.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

Unit Type	Contract Form Number	Effective	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets allocated to the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets allocated to the Account
I	P1098, P1140	05/88	.20% for the first ten years following a purchase payment	6% or less within six years of any purchase payment	$30	NA	1.15%

II	P1142, P1143, P1150	07/94	NA	6% or less within seven years of any purchase payment	$25 if account value is less than $75,000.15%		1.25%

III	P1152	02/99	NA	8% or less within eight years of any purchase payment	$25 if account value is less than $10,000.25%		1.30%

IV	P1151	04/99	NA	NA	$25 if account value is less than $25,000.25%		1.35%

V	P1153	05/00	NA	NA	NA	.35%	.40%

VI	P1154 (Age 70 or younger)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.35%

VII	P1154 (Over age 70)	06/00	NA	6% or less within six years of any purchase payment	$30.15%		1.55%

VIII	P1611	02/02	NA	Surrender Charge = 9% or less of any purchase payments in the scheduled installment account Access Charge = 6% or less of any purchase payment on immediate installment account	NA	.15%	1.35%

IX	P1156	09/02	NA	6% or less within four years	NA	15%	1.55%

NA = Not	available

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investments Funds, Inc. Ownership interests may be redeemed at any time without prior notice to contract owners.

(e)  Bonus Credit

For Type III unit contracts, transfers from the general account include approximately $9.4 million of payments by GE Life & Annuity in the form of bonus credits for the period ended December 31, 2002.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

(f)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(g)  GE Investments Fund, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, ..37% for the Money Market Fund, .65% Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)  Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a purchase payment is made. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	477,492	$12.63	$6,031	1.35%	0.04%	(33.76)%
2001	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
Alger American Small Capitalization Portfolio
2002	477,762	6.30	3,010	1.35%	0.00%	(27.07)%
2001	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	211,139	13.41	2,831	1.35%	1.18%	(21.13)%
2001	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
Federated High Income Bond Fund II — Primary Shares
2002	224,680	14.02	3,150	1.35%	11.14%	0.22%
2001	214,386	13.98	2,997	1.35%	9.75%	0.01%
Federated Utility Fund II
2002	135,961	11.03	1,500	1.35%	5.74%	(24.82)%
2001	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	1,971,167	35.82	70,607	1.35%	1.83%	(17.90)%
2001	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%
VIP Growth Portfolio
2002	1,457,038	36.52	53,211	1.35%	0.28%	(30.91)%
2001	1,923,051	52.86	101,652	1.35%	0.09%	(18.77)%
VIP Overseas Portfolio
2002	999,509	16.33	16,322	1.35%	0.78%	(21.20)%
2001	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	5,411,572	24.88	134,640	1.35%	4.25%	(9.78)%
2001	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
VIP II Contrafund® Portfolio
2002	1,098,703	23.18	25,468	1.35%	0.88%	(10.39)%
2001	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	228,556	12.13	2,772	1.35%	1.44%	(17.57)%
2001	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
VIP III Growth Opportunities Portfolio
2002	169,857	8.36	1,420	1.35%	1.17%	(22.74)%
2001	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
GE Investments Funds, Inc.:
Global Income Fund
2002	104,279	11.56	1,205	1.35%	0.88%	15.29%
2001	26,072	10.03	262	1.35%	0.00%	(3.01)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Income Fund
2002	1,017,046	$13.14	$13,364	1.35%	3.97%	8.62%
2001	964,324	12.10	11,668	1.35%	5.68%	5.97%
International Equity Fund
2002	63,491	9.52	604	1.35%	0.95%	(24.71)%
2001	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Mid-Cap Value Equity Fund
2002	366,772	14.55	5,336	1.35%	0.84%	(14.76)%
2001	370,507	17.07	6,325	1.35%	0.86%	(1.03)%
Money Market Fund
2002	2,428,398	17.28	41,963	1.35%	1.49%	0.31%
2001	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Premier Growth Equity Fund
2002	75,183	7.73	581	1.35%	0.05%	(21.93)%
2001	72,776	9.90	720	1.35%	0.11%	(10.37)%
Real Estate Securities Fund
2002	204,164	20.93	4,273	1.35%	4.04%	(2.48)%
2001	182,258	21.46	3,911	1.35%	4.06%	10.32%
S&P 500® Index Fund
2002	468,803	35.69	16,732	1.35%	1.19%	(23.26)%
2001	603,299	46.51	28,059	1.35%	1.00%	(13.45)%
Total Return Fund
2002	275,659	33.49	9,232	1.35%	2.28%	(10.36)%
2001	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
U.S. Equity Fund
2002	124,730	8.96	1,118	1.35%	0.92%	(20.19)%
2001	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	104,286	6.83	712	1.35%	1.63%	(12.36)%
2001	77,071	7.80	601	1.35%	0.50%	(10.56)%
Goldman Sachs Mid Cap Value Fund
2002	829,759	11.34	9,409	1.35%	0.98%	(5.79)%
2001	603,789	12.04	7,270	1.35%	1.11%	10.54%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	675,661	17.21	11,628	1.35%	0.00%	(28.77)%
2001	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Balanced Portfolio
2002	1,421,344	20.63	29,322	1.35%	2.34%	(7.52)%
2001	1,775,829	22.31	39,619	1.35%	2.58%	(5.95)%
Capital Appreciation Portfolio
2002	440,506	16.88	7,436	1.35%	0.54%	(16.64)%
2001	575,386	20.25	11,652	1.35%	1.19%	(22.73)%
Flexible Income Portfolio
2002	384,816	16.56	6,373	1.35%	4.75%	9.21%
2001	395,265	15.17	5,996	1.35%	5.73%	6.28%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	89,338	$6.56	$586	1.35%	0.00%	(30.36)%
2001	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio — Service Shares
2002	131,809	2.47	326	1.35%	0.00%	(41.61)%
2001	150,593	4.22	636	1.35%	0.66%	(38.17)%
Growth Portfolio
2002	1,625,231	16.69	27,125	1.35%	0.00%	(27.36)%
2001	2,307,263	22.97	52,998	1.35%	0.06%	(25.75)%
International Growth Portfolio
2002	455,711	13.26	6,043	1.35%	0.83%	(26.44)%
2001	594,436	18.02	10,712	1.35%	1.00%	(24.27)%
Worldwide Growth Portfolio
2002	1,716,405	22.52	38,653	1.35%	0.82%	(26.36)%
2001	2,399,672	30.58	73,382	1.35%	0.45%	(23.49)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	785,562	31.32	24,604	1.35%	0.73%	(28.62)%
2001	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
Oppenheimer Bond Fund/VA
2002	459,577	25.91	11,908	1.35%	7.18%	7.83%
2001	522,745	24.03	12,562	1.35%	6.48%	6.33%
Oppenheimer Capital Appreciation Fund/VA
2002	510,800	39.79	20,325	1.35%	0.66%	(27.70)%
2001	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Oppenheimer High Income Fund/VA
2002	528,223	29.63	15,651	1.35%	11.01%	(3.52)%
2001	682,884	30.71	20,971	1.35%	10.69%	0.59%
Oppenheimer Multiple Strategies Fund/VA
2002	501,118	29.00	14,532	1.35%	3.69%	(11.43)%
2001	609,630	32.74	19,959	1.35%	3.82%	0.83%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	152,592	7.45	1,137	1.35%	0.00%	(31.23)%
2001	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
PBHG Large Cap Portfolio
2002	132,559	11.93	1,581	1.35%	0.00%	(30.13)%
2001	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	296,773	11.00	3,264	1.35%	1.07%	(23.93)%
2001	304,116	14.47	4,401	1.35%	0.84%	(5.44)%
Strategic Bond Fund
2002	189,374	12.26	2,322	1.35%	5.67%	7.59%
2001	71,246	11.39	811	1.35%	5.18%	5.47%
Total Return Fund
2002	42,782	10.24	438	1.35%	1.58%	(7.94)%
2001	30,465	11.12	339	1.35%	2.66%	(2.14)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	6,300,041	$12.40	$78,121	1.40%	0.04%	(33.93)%
2001	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	5,837,332	6.18	36,075	1.40%	0.00%	(27.26)%
2001	7,002,914	8.50	59,525	1.40%	0.05%	(30.51)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	3,514,911	13.19	46,362	1.40%	1.18%	(21.33)%
2001	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
Federated High Income Bond Fund II — Primary Shares
2002	2,789,740	13.74	38,331	1.40%	11.14%	(0.03)%
2001	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Federated Utility Fund II
2002	1,835,551	10.81	19,842	1.40%	5.74%	(25.01)%
2001	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,512,400	34.52	259,328	1.40%	1.83%	(18.11)%
2001	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
VIP Growth Portfolio
2002	3,487,079	35.20	122,745	1.40%	0.28%	(31.08)%
2001	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
VIP Overseas Portfolio
2002	959,274	15.73	15,089	1.40%	0.78%	(21.40)%
2001	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	2,151,180	24.07	51,779	1.40%	4.25%	(10.00)%
2001	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
VIP II Contrafund® Portfolio
2002	8,573,160	22.72	194,782	1.40%	0.88%	(10.62)%
2001	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Fidelity Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	4,584,591	11.95	54,786	1.40%	1.44%	(17.78)%
2001	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	2,675,446	8.25	22,072	1.40%	1.17%	(22.94)%
2001	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
GE Investments Funds, Inc.:
Global Income Fund
2002	853,992	11.40	9,736	1.40%	0.88%	15.00%
2001	300,934	9.91	2,982	1.40%	0.00%	(3.06)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Income Fund
2002	7,151,518	$12.98	$92,827	1.40%	3.97%	8.35%
2001	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
International Equity Fund
2002	851,108	9.38	7,983	1.40%	0.95%	(24.90)%
2001	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Mid-Cap Value Equity Fund
2002	4,093,825	14.34	58,705	1.40%	0.84%	(14.97)%
2001	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Money Market Fund
2002	15,816,266	16.65	263,341	1.40%	1.49%	0.06%
2001	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Premier Growth Equity Fund
2002	2,588,994	7.66	19,832	1.40%	0.05%	(22.12)%
2001	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Real Estate Securities Fund
2002	1,999,763	20.53	41,055	1.40%	4.04%	(2.73)%
2001	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
S&P 500® Index Fund
2002	6,766,704	34.40	232,775	1.40%	1.19%	(23.45)%
2001	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Total Return Fund
2002	1,912,451	32.28	61,734	1.40%	2.28%	(10.58)%
2001	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
U.S. Equity Fund
2002	2,883,878	8.85	25,522	1.40%	0.92%	(20.39)%
2001	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	1,312,915	6.75	8,862	1.40%	1.63%	(12.58)%
2001	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	6,570,451	11.21	73,655	1.40%	0.98%	(6.03)%
2001	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	4,077,179	16.82	68,578	1.40%	0.00%	(28.94)%
2001	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	13,294,385	20.26	269,344	1.40%	2.34%	(7.75)%
2001	15,654,099	21.96	343,764	1.40%	2.58%	(6.01)%
Capital Appreciation Portfolio
2002	5,208,969	16.64	86,677	1.40%	0.54%	(16.85)%
2001	7,276,570	20.02	145,677	1.40%	1.19%	(22.78)%
Flexible Income Portfolio
2002	3,912,422	16.26	63,616	1.40%	4.75%	8.93%
2001	3,772,527	14.93	56,324	1.40%	5.73%	6.22%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	628,264	$6.52	$4,096	1.40%	0.00%	(30.54)%
2001	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio — Service Shares
2002	1,165,738	2.45	2,856	1.40%	0.00%	(41.76)%
2001	1,801,374	4.21	7,584	1.40%	0.66%	(38.20)%
Growth Portfolio
2002	8,452,760	16.30	137,780	1.40%	0.00%	(27.54)%
2001	12,018,045	22.50	270,406	1.40%	0.06%	(25.79)%
International Growth Portfolio
2002	4,341,645	13.04	56,615	1.40%	0.83%	(26.63)%
2001	5,720,325	17.77	101,650	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	9,455,301	22.00	208,017	1.40%	0.82%	(26.54)%
2001	13,140,429	29.95	393,556	1.40%	0.45%	(23.53)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,011,156	30.19	60,717	1.40%	0.73%	(28.80)%
2001	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
Oppenheimer Bond Fund/VA
2002	3,279,704	24.97	81,894	1.40%	7.18%	7.55%
2001	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	2,749,974	38.35	105,462	1.40%	0.66%	(27.88)%
2001	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Oppenheimer High Income Fund/VA
2002	2,202,687	28.55	62,887	1.40%	11.01%	(3.76)%
2001	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	1,361,408	27.95	38,051	1.40%	3.69%	(11.65)%
2001	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	1,862,990	7.34	13,674	1.40%	0.00%	(31.40)%
2001	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
PBHG Large Cap Portfolio
2002	1,537,642	11.76	18,083	1.40%	0.00%	(30.31)%
2001	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	1,659,852	10.89	18,076	1.40%	1.07%	(24.13)%
2001	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Strategic Bond Fund
2002	1,801,349	12.13	21,850	1.40%	5.67%	7.32%
2001	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Total Return Fund
2002	751,396	10.13	7,612	1.40%	1.58%	(8.17)%
2001	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	912,403	$5.63	$5,137	1.55%	0.00%	(25.53)%
2001	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund — Series I Shares
2002	432,922	4.47	1,935	1.55%	0.00%	(32.04)%
2001	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,672,332	5.98	10,001	1.55%	0.37%	(31.34)%
2001	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
The Alger American Fund:
Alger American Growth Portfolio
2002	6,996,520	6.01	42,049	1.55%	0.04%	(34.03)%
2001	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Alger American Small Capitalization Portfolio
2002	3,005,645	5.11	15,359	1.55%	0.00%	(27.37)%
2001	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	2,996,376	8.04	24,091	1.55%	0.55%	(23.47)%
2001	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio — Class B
2002	1,384,298	5.47	7,572	1.55%	0.00%	(31.91)%
2001	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio — Class B
2002	188,770	6.05	1,142	1.55%	0.00%	(33.12)%
2001	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	151,102	9.89	1,494	1.55%	0.95%	(2.02)%
2001	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	80,469	5.28	425	1.55%	0.24%	(30.05)%
2001	51,180	7.55	386	1.55%	0.08%	(23.78)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	1,980,630	7.84	15,528	1.55%	1.18%	(21.45)%
2001	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
Federated High Income Bond Fund II — Primary Shares
2002	1,727,743	8.83	15,256	1.55%	11.14%	(0.18)%
2001	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Federated High Income Bond Fund II — Service Shares
2002	774,123	$9.94	$7,695	1.55%	8.49%	(0.33)%
2001	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Federated International Small Company Fund II
2002	109,299	5.66	619	1.55%	0.00%	(18.76)%
2001	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Utility Fund II
2002	812,332	5.95	4,833	1.55%	5.74%	(25.13)%
2001	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	7,065,062	8.70	61,466	1.55%	1.83%	(18.23)%
2001	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
VIP Equity-Income Portfolio — Service Class 2
2002	2,476,360	7.99	19,786	1.55%	1.20%	(18.43)%
2001	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
VIP Growth Portfolio
2002	8,672,752	6.22	53,945	1.55%	0.28%	(31.19)%
2001	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
VIP Growth Portfolio — Service Class 2
2002	1,648,860	5.47	9,019	1.55%	0.12%	(31.38)%
2001	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%
VIP Overseas Portfolio
2002	945,528	6.70	6,335	1.55%	0.78%	(21.51)%
2001	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	1,627,929	8.67	14,114	1.55%	4.25%	(10.14)%
2001	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
VIP II Contrafund® Portfolio
2002	8,850,693	8.33	73,726	1.55%	0.88%	(10.75)%
2001	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
VIP II Contrafund® Portfolio — Service Class 2
2002	1,678,407	7.90	13,259	1.55%	0.58%	(11.00)%
2001	1,052,251	8.87	9,333	1.55%	0.22%	(13.83)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	3,699,391	7.48	27,671	1.55%	1.44%	(17.90)%
2001	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
VIP III Growth & Income Portfolio — Service Class 2
2002	725,106	7.35	5,330	1.55%	1.15%	(18.13)%
2001	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
VIP III Growth Opportunities Portfolio
2002	1,667,785	5.48	9,139	1.55%	1.17%	(23.06)%
2001	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
VIP III Mid Cap Portfolio — Service Class 2
2002	1,420,253	$9.09	$12,910	1.55%	0.67%	(11.42)%
2001	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
GE Investments Funds, Inc.:
Income Fund
2002	5,417,568	12.11	65,607	1.55%	3.97%	8.19%
2001	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
International Equity Fund
2002	833,396	6.20	5,167	1.55%	0.95%	(25.01)%
2001	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Mid-Cap Value Equity Fund
2002	5,163,925	9.99	51,588	1.55%	0.84%	(15.10)%
2001	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Money Market Fund
2002	20,588,287	11.03	227,089	1.55%	1.49%	(0.10)%
2001	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Premier Growth Equity Fund
2002	4,161,689	7.62	31,712	1.55%	0.05%	(22.24)%
2001	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Real Estate Securities Fund
2002	1,496,540	13.92	20,832	1.55%	4.04%	(2.87)%
2001	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
S&P 500® Index Fund
2002	15,768,039	6.82	107,538	1.55%	1.19%	(23.57)%
2001	17,208,862	8.92	153,503	1.55%	1.00%	(13.63)%
Small-Cap Value Equity Fund
2002	1,059,252	10.23	10,836	1.55%	0.31%	(15.19)%
2001	764,830	12.06	9,224	1.55%	0.81%	8.26%
Total Return Fund
2002	2,969,218	9.65	28,653	1.55%	2.28%	(10.72)%
2001	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
U.S. Equity Fund
2002	3,959,667	8.10	32,073	1.55%	0.97%	(20.51)%
2001	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Value Equity Fund
2002	662,957	7.45	4,939	1.55%	1.11%	(18.84)%
2001	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	987,170	7.63	7,532	1.55%	1.63%	(12.71)%
2001	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Goldman Sachs Mid Cap Value Fund
2002	4,634,645	13.38	62,012	1.55%	0.98%	(6.17)%
2001	4,778,066	14.26	68,135	1.55%	1.11%	10.31%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	6,608,676	5.95	39,322	1.55%	0.00%	(29.05)%
2001	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Aggressive Growth Portfolio — Service Shares
2002	659,720	$4.16	$2,744	1.55%	0.00%	(29.23)%
2001	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Balanced Portfolio
2002	12,992,438	9.92	128,885	1.55%	2.34%	(7.89)%
2001	14,470,083	10.78	155,987	1.55%	2.58%	(6.15)%
Balanced Portfolio — Service Shares
2002	2,496,532	8.79	21,945	1.55%	2.24%	(8.12)%
2001	1,718,954	9.57	16,450	1.55%	2.33%	(6.38)%
Capital Appreciation Portfolio
2002	8,929,956	7.77	69,386	1.55%	0.54%	(16.98)%
2001	12,492,110	9.36	116,926	1.55%	1.19%	(22.89)%
Capital Appreciation Portfolio — Service Shares
2002	733,417	6.45	4,731	1.55%	0.31%	(17.23)%
2001	543,083	7.79	4,231	1.55%	0.96%	(23.05)%
Flexible Income Portfolio
2002	2,507,313	12.03	30,163	1.55%	4.75%	8.77%
2001	2,013,676	11.06	22,271	1.55%	5.73%	6.06%
Global Life Sciences Portfolio — Service Shares
2002	830,680	6.49	5,391	1.55%	0.00%	(30.64)%
2001	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio — Service Shares
2002	1,683,152	2.44	4,107	1.55%	0.00%	(41.85)%
2001	2,037,391	4.20	8,557	1.55%	0.66%	(38.29)%
Growth Portfolio
2002	11,016,827	6.07	66,872	1.55%	0.00%	(27.65)%
2001	15,640,723	8.39	131,226	1.55%	0.06%	(25.91)%
Growth Portfolio — Service Shares
2002	904,504	5.19	4,694	1.55%	0.00%	(27.86)%
2001	839,635	7.20	6,045	1.55%	0.21%	(26.07)%
International Growth Portfolio
2002	3,184,335	7.84	24,965	1.55%	0.83%	(26.74)%
2001	4,093,422	10.70	43,800	1.55%	1.00%	(24.43)%
International Growth Portfolio — Service Shares
2002	569,029	5.51	3,135	1.55%	0.90%	(26.91)%
2001	484,214	7.54	3,651	1.55%	0.80%	(24.62)%
Worldwide Growth Portfolio
2002	8,491,439	7.10	60,289	1.55%	0.82%	(26.66)%
2001	11,168,696	9.69	108,225	1.55%	0.45%	(23.64)%
Worldwide Growth Portfolio — Service Shares
2002	981,626	5.55	5,448	1.55%	0.61%	(26.86)%
2001	793,669	7.58	6,016	1.55%	0.31%	(23.82)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	700,945	5.24	3,673	1.55%	0.00%	(28.84)%
2001	546,216	7.37	4,026	1.55%	0.05%	(26.00)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
MFS® Investors Trust Series — Service Class Shares
2002	574,565	$6.49	$3,729	1.55%	0.44%	(22.37)%
2001	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series — Service Class Shares
2002	695,512	6.65	4,625	1.55%	0.00%	(32.86)%
2001	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utilities Series — Service Class Shares
2002	817,699	5.90	4,824	1.55%	2.45%	(24.09)%
2001	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	2,524,137	7.22	18,224	1.55%	0.73%	(28.91)%
2001	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
Oppenheimer Bond Fund/VA
2002	3,144,719	11.51	36,196	1.55%	7.18%	7.39%
2001	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Oppenheimer Capital Appreciation Fund/VA
2002	4,572,961	8.06	36,858	1.55%	0.66%	(27.99)%
2001	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Oppenheimer Global Securities Fund/VA — Service Shares
2002	1,234,629	7.04	8,692	1.55%	0.39%	(23.57)%
2001	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Oppenheimer High Income Fund/VA
2002	2,032,332	9.23	18,758	1.55%	11.01%	(3.90)%
2001	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,058,564	7.06	7,473	1.55%	0.57%	(20.29)%
2001	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Oppenheimer Multiple Strategies Fund/VA
2002	1,634,137	10.19	16,652	1.55%	3.69%	(11.79)%
2001	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	267,370	11.58	3,096	1.55%	3.57%	6.52%
2001	143,308	10.87	1,558	1.55%	3.00%	5.92%
High Yield Portfolio — Administrative Class Shares
2002	1,311,594	9.91	12,998	1.55%	8.21%	(2.72)%
2001	561,545	10.19	5,722	1.55%	6.66%	0.76%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,989,035	12.53	24,923	1.55%	7.19%	15.76%
2001	783,091	10.82	8,473	1.55%	4.04%	4.21%
Total Return Portfolio — Administrative Class Shares
2002	3,335,980	11.69	38,998	1.55%	4.44%	7.38%
2001	1,441,065	10.89	15,693	1.55%	3.84%	6.69%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II Shares
2002	4,765	$5.95	$28	1.55%	0.00%	(32.23)%
2001	4,587	8.78	40	1.55%	0.00%	(22.65)%
SP Jennison International Growth Portfolio — Class II Shares
2002	2,205	5.64	12	1.55%	0.00%	(24.03)%
2001	2,313	7.43	17	1.55%	0.00%	(38.62)%
SP U.S. Emerging Growth Portfolio — Class II Shares
2002	9,695	5.89	57	1.55%	0.00%	(33.46)%
2001	9,251	8.86	82	1.55%	0.00%	(9.67)%
Rydex Variable Trust:
OTC Fund
2002	374,080	3.36	1,257	1.55%	0.00%	(39.80)%
2001	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	2,548,468	8.91	22,707	1.55%	1.07%	(24.24)%
2001	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Strategic Bond Fund
2002	1,631,536	11.80	19,252	1.55%	5.67%	7.16%
2001	1,091,102	11.01	12,013	1.55%	5.18%	5.26%
Total Return Fund
2002	929,915	9.43	8,769	1.55%	1.58%	(8.31)%
2001	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	31,822	8.04	256	1.55%	0.00%	(20.68)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	13,078	7.26	95	1.55%	0.00%	(33.70)%
2001	—	—	—	—	—	—

Type IV:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	70,462	5.63	397	1.60%	0.00%	(25.57)%
2001	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund — Series I Shares
2002	31,521	4.46	141	1.60%	0.00%	(32.08)%
2001	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	155,557	5.97	929	1.60%	1.37%	(31.37)%
2001	165,666	8.70	1,441	1.60%	0.23%	(13.97)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	936,757	$5.70	$5,340	1.60%	0.04%	(34.06)%
2001	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Alger American Small Capitalization Portfolio
2002	368,144	4.94	1,819	1.60%	0.00%	(27.40)%
2001	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	471,081	8.03	3,783	1.60%	0.55%	(23.51)%
2001	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio — Class B
2002	73,936	5.47	404	1.60%	0.00%	(31.95)%
2001	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio — Class B
2002	4,615	6.04	28	1.60%	0.00%	(33.15)%
2001	2,245	9.03	20	1.60%	0.00%	(14.26)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	44,620	9.88	441	1.60%	0.95%	(2.07)%
2001	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	12,416	5.28	66	1.60%	0.24%	(30.08)%
2001	21,440	7.55	162	1.60%	0.08%	(23.82)%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	218,794	7.02	1,536	1.60%	1.18%	(21.49)%
2001	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
Federated High Income Bond Fund II — Primary Shares
2002	141,307	8.57	1,211	1.60%	11.14%	(0.23)%
2001	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Federated High Income Bond Fund II — Service Shares
2002	115,436	9.93	1,146	1.60%	8.49%	(0.38)%
2001	45,977	9.96	458	1.60%	3.47%	(0.25)%
Federated International Small Company Fund II
2002	6,379	5.65	36	1.60%	0.00%	(18.80)%
2001	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Utility Fund II
2002	100,284	5.68	570	1.60%	5.74%	(25.16)%
2001	129,702	7.59	984	1.60%	3.45%	(15.11)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	835,392	7.60	6,349	1.60%	1.83%	(18.27)%
2001	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
VIP Equity-Income Portfolio — Service Class 2
2002	367,278	7.98	2,931	1.60%	1.20%	(18.48)%
2001	124,443	9.79	1,218	1.60%	0.22%	(6.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
VIP Growth Portfolio
2002	697,045	$6.02	$4,196	1.60%	0.28%	(31.22)%
2001	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
VIP Growth Portfolio — Service Class 2
2002	282,662	5.46	1,543	1.60%	0.12%	(31.41)%
2001	272,129	7.97	2,169	1.60%	0.02%	(19.19)%
VIP Overseas Portfolio
2002	87,301	6.33	553	1.60%	0.78%	(21.55)%
2001	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	150,830	8.47	1,278	1.60%	4.25%	(10.19)%
2001	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
VIP II Contrafund® Portfolio
2002	985,297	7.99	7,873	1.60%	0.88%	(10.80)%
2001	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
VIP II Contrafund® Portfolio — Service Class 2
2002	229,420	7.89	1,810	1.60%	0.58%	(11.05)%
2001	215,181	8.87	1,909	1.60%	0.22%	(13.88)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	458,068	7.01	3,211	1.60%	1.44%	(17.95)%
2001	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
VIP III Growth & Income Portfolio — Service Class 2
2002	66,265	7.34	486	1.60%	1.15%	(18.17)%
2001	103,917	8.97	932	1.60%	0.37%	(10.47)%
VIP III Growth Opportunities Portfolio
2002	204,162	5.22	1,066	1.60%	1.17%	(23.09)%
2001	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
VIP III Mid Cap Portfolio — Service Class 2
2002	184,618	9.08	1,676	1.60%	0.67%	(11.46)%
2001	82,604	10.26	848	1.60%	0.00%	(5.06)%
GE Investments Funds, Inc.:
Income Fund
2002	814,908	12.19	9,934	1.60%	3.97%	8.13%
2001	257,747	11.27	2,905	1.60%	5.68%	5.70%
International Equity Fund
2002	103,984	6.08	632	1.60%	0.95%	(25.05)%
2001	121,898	8.11	989	1.60%	0.91%	(22.13)%
Mid-Cap Value Equity Fund
2002	524,430	8.68	4,552	1.60%	0.84%	(15.14)%
2001	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Money Market Fund
2002	3,714,284	10.92	40,560	1.60%	1.49%	(0.15)%
2001	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Premier Growth Equity Fund
2002	482,041	7.60	3,664	1.60%	0.05%	(22.28)%
2001	419,925	9.78	4,107	1.60%	0.11%	(10.60)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Real Estate Securities Fund
2002	103,220	$12.71	$1,312	1.60%	4.04%	(2.92)%
2001	93,831	13.10	1,229	1.60%	4.06%	10.04%
S&P 500® Index Fund
2002	1,905,073	6.35	12,097	1.60%	1.19%	(23.61)%
2001	2,084,126	8.32	17,340	1.60%	1.00%	(13.68)%
Small-Cap Value Equity Fund
2002	192,153	10.22	1,964	1.60%	0.31%	(15.23)%
2001	108,992	12.05	1,313	1.60%	0.81%	8.20%
Total Return Fund
2002	298,082	9.25	2,757	1.60%	2.28%	(10.76)%
2001	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
U.S. Equity Fund
2002	425,255	7.38	3,138	1.60%	0.92%	(20.55)%
2001	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Value Equity Fund
2002	261,674	7.44	1,947	1.60%	1.11%	(18.88)%
2001	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	142,990	6.95	994	1.60%	1.63%	(12.76)%
2001	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Goldman Sachs Mid Cap Value Fund
2002	411,894	11.85	4,881	1.60%	0.98%	(6.22)%
2001	436,048	12.64	5,512	1.60%	1.11%	10.25%
Janus Aspen Series:
Aggressive Growth Portfolio
2002	867,195	5.12	4,440	1.60%	0.00%	(29.09)%
2001	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Aggressive Growth Portfolio — Service Shares
2002	70,678	4.16	294	1.60%	0.00%	(29.27)%
2001	46,629	5.88	274	1.60%	0.00%	(40.56)%
Balanced Portfolio
2002	1,087,532	9.40	10,223	1.60%	2.34%	(7.94)%
2001	1,591,602	10.21	16,250	1.60%	2.58%	(6.20)%
Balanced Portfolio — Service Shares
2002	337,154	8.79	2,964	1.60%	2.24%	(8.17)%
2001	236,619	9.57	2,264	1.60%	2.33%	(6.43)%
Capital Appreciation Portfolio
2002	839,663	6.80	5,710	1.60%	0.54%	(17.02)%
2001	1,245,067	8.20	10,210	1.60%	1.19%	(22.93)%
Capital Appreciation Portfolio — Service Shares
2002	91,023	6.44	586	1.60%	0.31%	(17.27)%
2001	96,923	7.79	755	1.60%	0.96%	(23.09)%
Flexible Income Portfolio
2002	265,752	11.94	3,173	1.60%	4.75%	8.71%
2001	200,610	10.98	2,203	1.60%	5.73%	6.01%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2002	64,305	$6.48	$417	1.60%	0.00%	(30.68)%
2001	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio — Service Shares
2002	291,205	2.44	711	1.60%	0.00%	(41.88)%
2001	275,684	4.19	1,155	1.60%	0.66%	(38.33)%
Growth Portfolio
2002	1,174,963	5.75	6,756	1.60%	0.00%	(27.69)%
2001	1,819,775	7.96	14,485	1.60%	0.06%	(25.95)%
Growth Portfolio — Service Shares
2002	85,220	5.19	442	1.60%	0.00%	(27.89)%
2001	121,973	7.19	877	1.60%	0.21%	(26.11)%
International Growth Portfolio
2002	565,435	7.76	4,388	1.60%	0.83%	(26.77)%
2001	784,857	10.60	8,319	1.60%	1.00%	(24.47)%
International Growth Portfolio — Service Shares
2002	49,363	5.50	271	1.60%	0.90%	(26.95)%
2001	48,624	7.53	366	1.60%	0.80%	(24.66)%
Worldwide Growth Portfolio
2002	1,045,267	6.95	7,265	1.60%	0.82%	(26.69)%
2001	1,487,500	9.48	14,101	1.60%	0.45%	(23.68)%
Worldwide Growth Portfolio — Service Shares
2002	158,083	5.54	876	1.60%	0.61%	(26.90)%
2001	227,777	7.58	1,727	1.60%	0.31%	(23.86)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	120,571	5.24	632	1.60%	0.00%	(28.87)%
2001	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series — Service Class Shares
2002	93,687	6.49	608	1.60%	0.44%	(22.41)%
2001	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series — Service Class Shares
2002	61,553	6.64	409	1.60%	0.00%	(32.89)%
2001	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utilities Series — Service Class Shares
2002	45,786	5.89	270	1.60%	2.45%	(24.13)%
2001	41,040	7.76	318	1.60%	1.56%	(25.66)%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	246,315	6.75	1,663	1.60%	0.73%	(28.95)%
2001	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
Oppenheimer Bond Fund/VA
2002	244,092	11.57	2,824	1.60%	7.18%	7.34%
2001	290,069	10.78	3,127	1.60%	6.48%	6.06%
Oppenheimer Capital Appreciation Fund/VA
2002	575,596	7.76	4,467	1.60%	0.66%	(28.03)%
2001	735,051	10.78	7,924	1.60%	0.65%	(13.98)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Oppenheimer Global Securities Fund/VA — Service Shares
2002	236,062	$7.03	$1,660	1.60%	0.39%	(23.61)%
2001	86,595	9.20	797	1.60%	0.15%	(13.59)%
Oppenheimer High Income Fund/VA
2002	194,552	8.92	1,735	1.60%	11.01%	(3.95)%
2001	178,281	9.28	1,654	1.60%	10.69%	0.33%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	176,987	7.05	1,248	1.60%	0.57%	(20.33)%
2001	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Oppenheimer Multiple Strategies Fund/VA
2002	128,522	9.50	1,221	1.60%	3.69%	(11.83)%
2001	190,985	10.77	2,057	1.60%	3.82%	0.58%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	21,171	11.56	245	1.60%	3.57%	6.46%
2001	23,078	10.86	251	1.60%	3.00%	5.87%
High Yield Portfolio — Administrative Class Shares
2002	87,630	9.90	868	1.60%	8.21%	(2.77)%
2001	67,250	10.18	685	1.60%	6.66%	0.71%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	249,990	12.51	3,127	1.60%	7.19%	15.71%
2001	132,087	10.81	1,428	1.60%	4.04%	4.16%
Total Return Portfolio — Administrative Class Shares
2002	807,952	11.68	9,437	1.60%	4.44%	7.33%
2001	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund
2002	58,597	3.36	197	1.60%	0.00%	(39.83)%
2001	18,702	5.58	104	1.60%	0.00%	(36.22)%
Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	219,643	8.07	1,773	1.60%	1.07%	(24.28)%
2001	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Strategic Bond Fund
2002	208,102	11.68	2,431	1.60%	5.67%	7.10%
2001	118,221	10.90	1,289	1.60%	5.18%	5.20%
Total Return Fund
2002	65,454	9.11	596	1.60%	1.58%	(8.36)%
2001	49,020	9.94	487	1.60%	2.66%	(2.39)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	36,666	8.04	295	1.60%	0.00%	(20.72)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	1,249	7.26	9	1.60%	0.00%	(33.73)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2002	352	$5.24	$2	0.75%	0.00%	(23.24)%
2001	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	451	4.75	2	0.75%	0.00%	(24.92)%
2001	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Capital Development Fund — Series I Shares
2002	623	7.56	5	0.75%	0.00%	(21.95)%
2001	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Core Equity Fund — Series I Shares
2002	240	5.84	1	0.75%	0.72%	(16.22)%
2001	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund — Series I Shares
2002	300	5.08	2	0.75%	3.97%	(26.09)%
2001	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund — Series I Shares
2002	126,953	12.01	1,525	0.75%	0.12%	8.77%
2001	822	11.05	9	0.75%	4.33%	4.87%
AIM V.I. New Technology Fund — Series I Shares
2002	3,740	1.90	7	0.75%	0.00%	(45.54)%
2001	15,314	3.49	53	0.75%	8.48%	(47.86)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Overseas Portfolio
2002	586	5.49	3	0.75%	0.78%	(20.88)%
2001	—	—	—	—	—	—
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	2,279	7.42	17	0.75%	1.44%	(17.24)%
2001	6,651	8.97	60	0.75%	1.34%	(9.44)%
VIP III Growth Opportunities Portfolio
2002	251	5.85	1	0.75%	1.17%	(22.43)%
2001	194	7.54	1	0.75%	0.44%	(15.07)%
VIP III Mid Cap Portfolio
2002	3,180	9.49	30	0.75%	0.98%	(10.50)%
2001	2,055	10.60	22	0.75%	0.00%	(3.94)%
GE Investments Funds, Inc.:
Income Fund
2002	3,525	12.28	43	0.75%	3.97%	9.06%
2001	3,905	11.26	44	0.75%	5.68%	6.62%
International Equity Fund
2002	1,579	5.25	8	0.75%	0.95%	(24.40)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
Mid-Cap Value Equity Fund
2002	1,841	$9.43	$17	0.75%	0.84%	(14.41)%
2001	2,066	11.02	23	0.75%	0.86%	(0.43)%
Money Market Fund
2002	3,495,756	1.06	3,706	0.75%	1.49%	0.71%
2001	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Premier Growth Equity Fund
2002	10,053	6.86	69	0.75%	0.05%	(21.61)%
2001	207	8.75	2	0.75%	0.11%	(9.82)%
Real Estate Securities Fund
2002	8,225	11.55	95	0.75%	4.04%	(2.09)%
2001	3,236	11.79	38	0.75%	4.06%	10.99%
S&P 500® Index Fund
2002	24,977	6.16	154	0.75%	1.19%	(22.95)%
2001	6,754	8.00	54	0.75%	1.00%	(12.93)%
Total Return Fund
2002	7,330	8.86	65	0.75%	2.28%	(9.99)%
2001	—	—	—	—	—	—
U.S. Equity Fund
2002	5,033	7.24	36	0.75%	0.92%	(19.87)%
2001	4,772	9.04	43	0.75%	0.77%	(9.16)%
Janus Aspen Series:
Capital Appreciation Portfolio
2002	462	5.59	3	0.75%	0.54%	(16.30)%
2001	649	6.67	4	0.75%	1.19%	(22.26)%
Core Equity Portfolio
2002	332	6.71	2	0.75%	0.35%	(18.88)%
2001	287	8.27	2	0.75%	1.02%	(12.42)%
Flexible Income Portfolio
2002	46,091	12.20	562	0.75%	4.75%	9.65%
2001	941	11.13	10	0.75%	5.73%	6.93%
International Growth Portfolio
2002	683	4.71	3	0.75%	0.83%	(26.14)%
2001	320	6.38	2	0.75%	1.00%	(23.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	1,662,052	$4.60	$7,645	1.50%	0.00%	(25.49)%
2001	1,178,042	6.17	7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund — Series I Shares
2002	1,259,858	3.33	4,195	1.50%	0.00%	(32.01)%
2001	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	2,944,086	5.02	14,779	1.50%	0.37%	(31.31)%
2001	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	5,560,666	8.11	45,097	1.50%	0.55%	(23.43)%
2001	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio — Class B
2002	2,672,956	4.45	11,895	1.50%	0.00%	(31.88)%
2001	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio — Class B
2002	441,575	4.98	2,199	1.50%	0.00%	(33.09)%
2001	332,400	7.44	2,473	1.50%	0.00%	(14.18)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	436,606	7.30	3,187	1.50%	0.95%	(1.98)%
2001	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	818,129	4.60	3,763	1.50%	0.24%	(30.01)%
2001	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	809,652	9.18	7,433	1.50%	8.49%	(0.29)%
2001	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Federated International Small Company Fund II
2002	379,708	4.70	1,785	1.50%	0.00%	(18.72)%
2001	111,247	5.78	643	1.50%	0.00%	(31.07)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	2,766,772	8.41	23,269	1.50%	1.20%	(18.40)%
2001	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
VIP Growth Portfolio — Service Class 2
2002	3,350,454	4.66	15,613	1.50%	0.12%	(31.34)%
2001	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,682,748	$7.20	$19,316	1.50%	0.58%	(10.96)%
2001	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	1,005,224	7.18	7,218	1.50%	1.15%	(18.09)%
2001	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
VIP III Mid Cap Portfolio — Service Class 2
2002	3,315,853	9.02	29,909	1.50%	0.67%	(11.38)%
2001	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Asset Allocation Fund — Class 2 Shares
2002	374	10.09	4	1.50%	0.00%	(0.94)%
2001	—	—	—	—	—	—
GE Investments Funds, Inc.:
Income Fund
2002	518,423	10.64	5,516	1.50%	3.97%	8.24%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	2,414,851	9.43	22,772	1.50%	0.84%	(15.06)%
2001	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
Money Market Fund
2002	4,808,269	10.48	50,391	1.50%	1.49%	(0.05)%
2001	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Premier Growth Equity Fund
2002	1,851,265	6.58	12,181	1.50%	0.05%	(22.20)%
2001	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
S&P 500® Index Fund
2002	6,212,679	5.98	37,152	1.50%	1.19%	(23.53)%
2001	3,034,072	7.82	23,726	1.50%	1.00%	(13.59)%
Small-Cap Value Equity Fund
2002	1,979,892	10.45	20,690	1.50%	0.31%	(15.15)%
2001	603,771	12.31	7,432	1.50%	0.81%	8.31%
U.S. Equity Fund
2002	1,679,606	7.06	11,858	1.50%	0.92%	(20.48)%
2001	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Value Equity Fund
2002	886,780	7.25	6,429	1.50%	1.11%	(18.80)%
2001	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	2,245,993	2.80	6,289	1.50%	0.00%	(29.20)%
2001	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Balanced Portfolio — Service Shares
2002	4,985,061	$8.28	$41,276	1.50%	2.24%	(8.07)%
2001	2,682,847	9.01	24,172	1.50%	2.33%	(6.34)%
Capital Appreciation Portfolio — Service Shares
2002	1,974,833	5.39	10,644	1.50%	0.31%	(17.19)%
2001	1,732,144	6.50	11,259	1.50%	0.96%	(23.01)%
Global Life Sciences Portfolio — Service Shares
2002	559,790	6.10	3,415	1.50%	0.00%	(30.61)%
2001	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio — Service Shares
2002	1,071,043	2.39	2,560	1.50%	0.00%	(41.82)%
2001	972,418	4.11	3,997	1.50%	0.66%	(38.26)%
Growth Portfolio — Service Shares
2002	2,035,353	4.45	9,057	1.50%	0.00%	(27.82)%
2001	1,965,673	6.16	12,109	1.50%	0.21%	(26.03)%
International Growth Portfolio — Service Shares
2002	1,779,820	4.47	7,956	1.50%	0.90%	(26.87)%
2001	1,007,056	6.11	6,153	1.50%	0.80%	(24.59)%
Worldwide Growth Portfolio — Service Shares
2002	2,503,755	4.56	11,417	1.50%	0.61%	(26.82)%
2001	2,117,193	6.23	13,190	1.50%	0.31%	(23.79)%
J.P. Morgan Series Trust II:
Bond Portfolio
2002	378	10.19	4	1.50%	0.00%	1.84%
2001	—	—	—	—	—	—
Mid Cap Value Portfolio
2002	368	10.16	4	1.50%	0.00%	1.55%
2001	—	—	—	—	—	—
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	2,157,083	4.74	10,225	1.50%	0.00%	(28.80)%
2001	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series — Service Class Shares
2002	1,008,165	6.32	6,372	1.50%	0.44%	(22.34)%
2001	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series — Service Class Shares
2002	1,656,107	5.62	9,307	1.50%	0.00%	(32.83)%
2001	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utilities Series — Service Class Shares
2002	1,379,854	5.78	7,976	1.50%	2.45%	(24.06)%
2001	973,433	7.61	7,408	1.50%	1.56%	(25.59)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	2,869,699	$6.23	$17,878	1.50%	0.39%	(23.53)%
2001	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	2,417,368	6.37	15,399	1.50%	0.57%	(20.25)%
2001	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	332,618	11.74	3,905	1.50%	3.57%	6.57%
2001	60,992	11.01	672	1.50%	3.00%	5.97%
High Yield Portfolio — Administrative Class Shares
2002	1,559,690	9.74	15,191	1.50%	8.21%	(2.67)%
2001	455,975	10.01	4,564	1.50%	6.66%	0.81%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	2,265,357	13.41	30,378	1.50%	7.19%	15.82%
2001	734,864	11.58	8,510	1.50%	4.04%	4.26%
Total Return Portfolio — Administrative Class Shares
2002	6,050,592	12.13	73,394	1.50%	4.44%	7.43%
2001	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund
2002	1,244,185	2.34	2,911	1.50%	0.00%	(39.77)%
2001	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	221,211	8.05	1,781	1.50%	0.00%	(20.65)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	74,860	7.26	543	1.50%	0.00%	(33.67)%
2001	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	490,960	$4.58	$2,249	1.70%	0.00%	(25.64)%
2001	409,321	6.15	2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund — Series I Shares
2002	429,559	3.31	1,422	1.70%	0.00%	(32.15)%
2001	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	1,063,872	5.00	5,319	1.70%	0.37%	(31.45)%
2001	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	1,951,504	8.07	15,749	1.70%	0.55%	(23.59)%
2001	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio — Class B
2002	1,159,015	4.42	5,123	1.70%	0.00%	(32.02)%
2001	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio — Class B
2002	134,844	4.95	667	1.70%	0.00%	(33.22)%
2001	62,503	7.42	464	1.70%	0.00%	(14.35)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	76,583	7.26	556	1.70%	0.95%	(2.17)%
2001	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	146,590	4.57	670	1.70%	0.24%	(30.16)%
2001	127,492	6.55	835	1.70%	0.08%	(23.90)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2002	208	9.96	2	1.70%	0.00%	(0.41)%
2001	—	—	—	—	—	—
VT Worldwide Health Sciences Fund
2002	3,029	10.03	30	1.70%	0.00%	(0.29)%
2001	—	—	—	—	—	—
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	368,364	9.13	3,363	1.70%	8.49%	(0.49)%
2001	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Federated International Small Company Fund II
2002	67,435	4.67	315	1.70%	0.00%	(18.88)%
2001	23,627	5.76	136	1.70%	0.00%	(31.21)%
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	1,288,935	8.37	10,788	1.70%	1.20%	(18.56)%
2001	570,855	10.28	5,868	1.70%	0.22%	(6.85)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
VIP Growth Portfolio — Service Class 2
2002	974,269	$4.64	$4,521	1.70%	0.12%	(31.48)%
2001	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	918,624	7.16	6,577	1.70%	0.58%	(11.14)%
2001	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	503,223	7.14	3,593	1.70%	1.15%	(18.26)%
2001	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
VIP III Mid Cap Portfolio — Service Class 2
2002	889,218	8.97	7,976	1.70%	0.67%	(11.56)%
2001	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
GE Investments Funds, Inc.:
Income Fund
2002	216,173	10.63	2,298	1.70%	3.97%	8.02%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	785,521	9.38	7,368	1.70%	0.84%	(15.23)%
2001	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
Money Market Fund
2002	1,689,357	10.43	17,620	1.70%	1.49%	(0.25)%
2001	671,871	10.46	7,028	1.70%	3.80%	2.19%
Premier Growth Equity Fund
2002	454,718	6.55	2,978	1.70%	0.05%	(22.36)%
2001	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
S&P 500® Index Fund
2002	2,153,221	5.95	12,812	1.70%	1.19%	(23.69)%
2001	1,104,277	7.79	8,602	1.70%	1.00%	(13.77)%
Small-Cap Value Equity Fund
2002	528,246	10.39	5,488	1.70%	0.31%	(15.32)%
2001	181,000	12.27	2,221	1.70%	0.81%	8.09%
U.S. Equity Fund
2002	791,025	7.02	5,553	1.70%	0.92%	(20.64)%
2001	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Value Equity Fund
2002	400,281	7.21	2,886	1.70%	1.11%	(18.97)%
2001	172,412	8.90	1,534	1.70%	1.09%	(10.31)%
Janus Aspen Series — Service Shares:
Aggressive Growth Portfolio — Service Shares
2002	458,916	2.79	1,280	1.70%	0.00%	(29.34)%
2001	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Balanced Portfolio — Service Shares
2002	1,917,665	8.24	15,802	1.70%	2.24%	(8.26)%
2001	972,626	8.98	8,734	1.70%	2.33%	(6.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
Capital Appreciation Portfolio — Service Shares
2002	425,478	$5.36	$2,281	1.70%	0.31%	(17.36)%
2001	362,926	6.48	2,352	1.70%	0.96%	(23.17)%
Global Life Sciences Portfolio — Service Shares
2002	101,020	6.07	613	1.70%	0.00%	(30.75)%
2001	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio — Service Shares
2002	318,267	2.38	757	1.70%	0.00%	(41.94)%
2001	185,853	4.10	762	1.70%	0.66%	(38.39)%
Growth Portfolio — Service Shares
2002	609,116	4.42	2,692	1.70%	0.00%	(27.97)%
2001	521,222	6.14	3,200	1.70%	0.21%	(26.19)%
International Growth Portfolio — Service Shares
2002	447,171	4.44	1,985	1.70%	0.90%	(27.02)%
2001	264,963	6.09	1,614	1.70%	0.80%	(24.74)%
Worldwide Growth Portfolio — Service Shares
2002	844,883	4.54	3,836	1.70%	0.61%	(26.97)%
2001	629,158	6.21	3,907	1.70%	0.31%	(23.94)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	576,645	4.71	2,716	1.70%	0.00%	(28.95)%
2001	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series — Service Class Shares
2002	376,910	6.29	2,371	1.70%	0.44%	(22.50)%
2001	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series — Service Class Shares
2002	411,289	5.60	2,303	1.70%	0.00%	(32.96)%
2001	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utilities Series — Service Class Shares
2002	501,656	5.75	2,885	1.70%	2.45%	(24.21)%
2001	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2002	100	9.69	1	1.70%	0.00%	(3.13)%
2001	—	—	—	—	—	—
Oppenheimer Global Securities Fund/VA — Service Shares
2002	691,046	6.19	4,278	1.70%	0.39%	(23.69)%
2001	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	1,005,472	6.33	6,365	1.70%	0.57%	(20.41)%
2001	473,200	7.95	3,762	1.70%	0.17%	(11.81)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2002

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	82,184	$11.68	$960	1.70%	3.57%	6.35%
2001	16,136	10.98	177	1.70%	3.00%	5.76%
High Yield Portfolio — Administrative Class Shares
2002	541,743	9.69	5,249	1.70%	8.21%	(2.87)%
2001	207,597	9.98	2,072	1.70%	6.66%	0.60%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	1,088,846	13.35	14,536	1.70%	7.19%	15.58%
2001	386,285	11.55	4,462	1.70%	4.04%	4.05%
Total Return Portfolio — Administrative Class Shares
2002	2,751,630	12.07	33,212	1.70%	4.44%	7.22%
2001	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund
2002	329,408	2.33	768	1.70%	0.00%	(39.89)%
2001	239,875	3.88	931	1.70%	0.00%	(36.29)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	130,719	8.03	1,050	1.70%	0.00%	(20.81)%
2001	—	—	—	—	—	—
Emerging Growth Portfolio — Class II Shares
2002	28,218	7.25	205	1.70%	0.00%	(33.80)%
2001	—	—	—	—	—	—

Type VIII:
GE Investments Funds, Inc.:
Total Return Fund
2002	616,931	9.20	5,676	1.50%	2.28%	(8.01)%
2001	—	—	—	—	—	—

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2002

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2002

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

As discussed in Notes 1 and 10 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

Richmond, Virginia

February 7, 2003

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)

	December 31,
	2002	2001
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,049.0	$10,539.6
Equity securities available-for-sale, at fair value
Common stock	21.3	20.6
Preferred stock, non-redeemable	3.6	17.2
Mortgage loans, net of valuation allowance of $8.9 and $18.2 at December 31, 2002 and December 31, 2001, respectively	1,034.7	938.8
Policy loans	123.9	109.4
Short-term investments	278.0	40.5
Other invested assets	80.5	113.0

Total investments	11,591.0	11,779.1
Cash and cash equivalents	—	—
Accrued investment income	160.4	208.4
Deferred acquisition costs	827.2	853.8
Goodwill	107.4	107.4
Intangible assets	207.7	255.9
Reinsurance recoverable	174.4	151.1
Other assets	97.2	112.7
Separate account assets	7,182.8	8,994.3

Total assets	$20,348.1	$22,462.7

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,771.5	$10,975.3
Liability for policy and contract claims	240.4	189.0
Other policyholder liabilities	208.1	91.4
Accounts payable and accrued expenses	136.2	555.0
Deferred income tax liability	104.9	75.5
Separate account liabilities	7,182.8	8,994.3

Total liabilities	18,643.9	20,880.5

Shareholders’ interest:
Net unrealized investment losses	(12.0)	(17.4)
Derivatives qualifying as hedges	2.3	(8.1)

Accumulated non-owner changes in equity	(9.7)	(25.5)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	517.6	411.4

Total shareholders’ interest	1,704.2	1,582.2

Total liabilities and shareholders’ interest	$20,348.1	$22,462.7

See Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Revenues:
Net investment income	$600.2	$698.9	$708.9
Net realized investment gains	55.3	29.1	4.3
Premiums	105.3	108.4	116.3
Cost of insurance	125.8	126.1	126.0
Variable product fees	113.9	131.1	148.7
Other income	44.9	40.8	49.2

Total revenues	1,045.4	1,134.4	1,153.4

Benefits and expenses:
Interest credited	462.1	533.8	532.6
Benefits and other changes in policy reserves	178.2	182.3	223.6
Commissions	112.1	162.7	229.3
General expenses	103.5	128.7	124.4
Amortization of intangibles, net	35.9	52.5	45.2
Change in deferred acquisition costs, net	(5.1)	(125.3)	(237.7)

Total benefits and expenses	886.7	934.7	917.4

Income before income taxes and cumulative effect of change in accounting principle	158.7	199.7	236.0
Provision for income taxes	42.9	70.1	72.9

Income before cumulative effect of change in accounting principle	115.8	129.6	163.1
Cumulative effect of change in accounting principle, net of tax	—	(5.7)	—

Net income	$115.8	$123.9	$163.1

See Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions, except per share amounts)

	Preferred Stock		Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Retained Earnings	Total Shareholders’ Interest
	Share	Amount	Share	Amount
Balances at January 1, 2000	120,000	$120.0	25,651	$25.6	$1,050.7	$(134.2)	$143.6	$1,205.7
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	—	—	—	—	115.5	—	115.5

Total changes other than transactions with shareholders								278.6

Cash dividend declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2000	120,000	120.0	25,651	25.6	1,050.7	(18.7)	297.1	1,474.7

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	—	—	—	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133(b)	—	—	—	—	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges (c)	—	—	—	—	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders								117.1

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2001	120,000	120.0	25,651	25.6	1,050.7	(25.5)	411.4	1,582.2

Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—	115.8	115.8
Net unrealized gains on investment securities (a)	—	—	—	—	—	5.4	—	5.4
Derivatives qualifying as hedges (c)	—	—	—	—	—	10.4	—	10.4

Total changes other than transactions with shareholders								131.6

Cash dividends declared and paid	—	—	—	—	—	—	(9.6)	(9.6)

Balances at December 31, 2002	120,000	$120.0	25,651	$25.6	$1,050.7	$(9.7)	$517.6	$1,704.2

(a)	Presented net of deferred taxes of $(1.8), $0 , and $(61.8) in 2002, 2001 and 2000, respectively.
(b)	Presented net of deferred taxes of $4.4.
(c)	Presented net of deferred taxes of $(5.9) and $0.2 in 2002 and 2001, respectively.

See Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Cash Flows

(Dollar amounts in millions)

	Years Ended December 31,
	2002	2001	2000
Cash flows from operating activities:
Net income	$115.8	$123.9	$163.1

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principles, net of tax	—	5.7	—
Change in future policy benefits	373.2	434.0	539.6
Net realized investments gains	(55.3)	(29.1)	(4.3)
Amortization of investment premiums and discounts	29.9	6.8	(3.4)
Amortization of intangibles, net	35.9	52.5	45.2
Deferred income tax expense net	21.8	51.1	94.5
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	48.0	7.5	(25.7)
Deferred acquisition costs	(5.1)	(125.3)	(237.7)
Other assets, net	6.6	(47.5)	186.7
Increase (decrease) in:
Policy and contract claims	27.9	39.7	25.5
Other policyholder liabilities	117.0	(71.5)	26.8
Accounts payable and accrued expenses	(380.4)	107.5	190.5

Total adjustments	219.5	431.4	837.7

Net cash provided by operating activities	335.3	555.3	1,000.8

Cash flows from investing activities:
Short term investment activity, net	(237.5)	(22.9)	(17.6)
Proceeds from sales and maturities of investment securities and other invested assets	6,087.4	3,904.1	1,997.0
Principal collected on mortgage and policy loans	151.2	332.6	102.1
Purchases of investment securities and other invested assets	(5,464.1)	(5,182.8)	(3,047.2)
Mortgage loan originations and increase in policy loans	(252.8)	(167.9)	(437.4)

Net cash provided by (used in) investing activities	284.2	(1,136.9)	(1,403.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	3,116.8	4,120.9	5,274.4
Redemption and benefit payments on investment contracts	(3,694.3)	(3,566.0)	(4,946.8)
Proceeds from short-term borrowings	388.4	301.1	1,092.3
Payments on short-term borrowings	(420.8)	(336.2)	(1,006.6)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash (used in) provided by financing activities	(619.5)	510.2	403.7

Net increase (decrease) in cash and cash equivalents	—	(71.4)	1.4
Cash and cash equivalents at beginning of year	—	71.4	70.0

Cash and cash equivalents at end of year	$—	$—	$71.4

See Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company (“GELAAC”) and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which was an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”) at December 31, 2002, which in turn is wholly owned, directly or indirectly, by General Electric Company.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)	Products

Our product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries, or provide a means for replacing the income of the insured in the event of premature death. Our principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities (fixed or variable), life insurance (universal, variable, and interest sensitive), and institutional stable value products.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. Our principal product line under the Lifestyle Protection and Enhancement segment is Medicare supplemental insurance.

We distribute our products through two primary channels: intermediaries (such as brokerage general agencies, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers, and specialized brokers) and career or dedicated sales forces, who distribute certain of our products on an exclusive basis, some of whom are not our employees. Approximately 26%, 30%, and 25% of our sales of variable products in 2002, 2001, and 2000, respectively, have been through two specific national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We offer insurance products throughout the United States of America (except New York). Approximately 20%, 17%, and 18% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the South Atlantic region of the United States; approximately 16%, 23%, and 24% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in the Mid-Atlantic region of the United States; and approximately 11%, 13%, and 9% of premium and annuity consideration collected, in 2002, 2001, and 2000, respectively, came from customers residing in California.

(d)	Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received under institutional stable value products; annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)	Cash and Cash Equivalents

Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

(f)	Investment Securities

We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or discounted expected cash flows using current market rates commensurate with credit quality and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits, and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)	Deferred Acquisition Costs

Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

(h)	Intangible Assets

Present Value of Future Profits - In conjunction with our acquisitions, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Goodwill - As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the “reporting unit” level. A reporting unit is the operating segment, or business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit’s goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment and written down to fair value as required.

Before December 31, 2001, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset’s carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

Software - Costs incurred for internally developed and purchased software are capitalized after technological feasibility is established. Capitalization ceases when the software is ready for its intended use and is amortized over a period of 3 to 5 years.

(i)	Income Taxes

We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)	Reinsurance

Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)	Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)	Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

(m)	Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract holders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

We have periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2002, approximately $20.0 of our other invested assets related to our capital investments in the separate accounts.

(n)	Accounting Changes

Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002.

Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a “reporting unit” basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

(o)	Accounting Pronouncements Not Yet Adopted

In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we intend to adopt on July 1, 2003. We do not believe it is reasonably possible that any special purpose entities (“SPEs”), or assets previously sold to qualifying SPEs (“QSPEs”), will be consolidated on our books. Information about our activities with, and exposures to, QSPEs is provided in Note 11.

(2) Investment Securities

(a)	General

For the years ended December 31, 2002, 2001, and 2000 the sources of our investment income were as follows:

	2002	2001	2000
Fixed maturities	$528.8	$615.2	$623.1
Equity securities	0.5	1.7	1.8
Mortgage loans	73.2	80.9	80.0
Policy loans	6.3	7.1	4.6
Other investments	0.9	1.8	6.7

Gross investment income	609.7	706.7	716.2
Investment expenses	(9.5)	(7.8)	(7.3)

Net investment income	$600.2	$698.9	$708.9

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

For the years ended December 31, 2002, 2001, and 2000, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2002	2001	2000
Sales proceeds	$4,186.9	$2,663.3	$874.2

Gross realized investments:
Gains	181.1	100.5	29.3
Losses, including impairments (a)	(125.8)	(71.4)	(25.0)

Net realized investments gains	$55.3	$29.1	$4.3

(a) Impairments were $(77.4), $(24.1) and $(12.6) in 2002, 2001 and 2000, respectively.

The additional proceeds from investments presented in our Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls, and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31, 2002, 2001, and 2000 are summarized as follows:

	2002	2001	2000
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$18.6	$(41.2)	$(34.4)
Equity securities	4.2	4.6	(1.6)
Other invested assets	(13.9)	(16.4)	(3.2)

Subtotal	8.9	(53.0)	(39.2)

Adjustments to the present value of future profits and deferred acquisitions costs	(29.5)	25.2	10.1
Deferred income taxes	8.6	10.4	10.4

Net unrealized losses on available-for-sale investment securities	$(12.0)	$(17.4)	$(18.7)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2002	2001	2000
Net unrealized losses on investment securities—beginning of year	$(17.4)	$(18.7)	$(134.2)
Unrealized (losses) gains on investment securities—net of deferred taxes of ($21.2), ($10.2), and ($63.3)	41.3	20.2	118.3
Reclassification adjustments—net of deferred taxes of $19.4, $10.2 and $1.5	(35.9)	(18.9)	(2.8)

Net unrealized losses on investment securities—end of year	$(12.0)	$(17.4)	$(18.7)

At December 31, 2002 and 2001, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

2002	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$29.4	$0.6	$(0.2)	$29.8
State and municipal	1.0	—	—	1.0
Non-U.S. government	45.9	1.8	(0.1)	47.6
U.S. corporate	6,063.8	161.5	(207.3)	6,018.0
Non-U.S. corporate	668.7	14.4	(15.9)	667.2
Mortgage-backed	1,973.5	58.1	(3.9)	2,027.7
Asset-backed	1,248.1	18.0	(8.4)	1,257.7

Total fixed maturities	10,030.4	254.4	(235.8)	10,049.0
Common stocks and non-redeemable preferred stocks	20.7	4.2	—	24.9

Total available-for-sale securities	$10,051.1	$258.6	$(235.8)	$10,073.9

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2002 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year less	$700.3	$698.0
Due one year through five years	2,183.7	2,191.8
Due five years through ten years	2,398.9	2,427.0
Due after ten years	1,525.9	1,446.8

Subtotals	6,808.8	6,763.6
Mortgage-backed securities	1,973.5	2,027.7
Asset-backed securities	1,248.1	1,257.7

Totals	$10,030.4	$10,049.0

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

As of December 31, 2002, $1,127.4 of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 and $5.5 as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, approximately 21%, 20%, and 14% of our investment portfolio was comprised of securities issued by the manufacturing, financial, and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

As of December 31, 2002, we did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

The credit quality of the fixed maturity portfolio at December 31, 2002 and 2001 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2002		2001
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$199.6	2.0%	$250.5	2.4%
AAA/Aaa	2,801.1	27.9	3,232.4	30.7
AA/Aa	843.6	8.4	841.9	8.0
A/A	2,842.6	28.3	2,432.5	23.1
BBB/Baa	2,170.9	21.6	2,366.6	22.4
BB/Ba	370.7	3.7	346.2	3.3
B/B	99.3	1.0	95.6	0.9
CC and below	19.6	0.2	10.0	0.1
Not rated	701.6	6.9	963.9	9.1

Totals	$10,049.0	100.0%	$10,539.6	100.0%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated”. This has neither positive nor negative implications regarding the value of the security.

At December 31, 2002 and 2001, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $19.1 and $11.7, respectively.

We have limited partnership commitments outstanding of $11.6 and $16.0 at December 31, 2002 and December 31, 2001, respectively.

(b)	Mortgage and Real Estate Portfolio

For the years ended December 31, 2002 and 2001, respectively, we originated $102.1 and $36.0 of mortgages secured by real estate in California, which represents 43% and 25% of our total originations for those years.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2002 and 2001 were $15.3 and $6.7, respectively.

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

Under these principles, we have two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2002 and 2001) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($3.7 and $7.6 as of December 31, 2002 and 2001, respectively). Average investment in impaired loans during December 31, 2002, 2001, and 2000 was $5.1, $6.8, and $11.5 and interest income earned on these loans while they were considered impaired was $0.5, $0.9, and $0.8 for the years ended December 31, 2002, 2001, and 2000, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Balance at January 1	$18.2	$14.3	$23.3
(Benefit) provision (credited) charged to operations	(9.3)	2.3	(11.1)
Amounts written off, net of recoveries	—	1.6	2.1

Balance at December 31	$8.9	$18.2	$14.3

During 2002 and 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 and $12.7 reduction in its allowance for losses, respectively.

The allowance for losses on mortgage loans at December 31, 2002, 2001, and 2000 represented 0.8%, 1.9%, and 1.3% of gross mortgage loans, respectively.

There were no non-income producing mortgage loans as of December 31, 2002 and 2001.

(3) Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, 2002, 2001, and 2000 was as follows:

	2002	2001	2000
Unamortized balance at January 1	$838.2	$712.9	$475.2
Cost deferred	116.3	204.1	304.4
Amortization, net	(111.2)	(78.8)	(66.7)

Unamortized balance at December 31	843.3	838.2	712.9
Cumulative effect of net unrealized investment losses	(16.1)	15.6	2.8

Balance at December 31	$827.2	$853.8	$715.7

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(4) Intangible Assets and Goodwill

At December 31, 2002 and 2001 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

	2002		2001
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Present Value of Future Profits (“PVFP”)	$541.0	$(352.2)	$564.0	$(319.3)
Capitalized Software	26.8	(8.7)	16.2	(5.9)
All Other	1.3	(0.5)	1.2	(0.3)

Total	$569.1	$(361.4)	$581.4	$(325.5)

(a)	Present Value of Future Profits

The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31, 2002, 2001, and 2000:

	2002	2001	2000
Unamortized balance at January 1	$235.1	$278.1	$314.8
Interest accreted as 6.20%, 6.57% and 5.94% for December 31, 2002, 2001, and 2000, respectively	13.2	16.3	17.1
Amortization	(46.1)	(59.3)	(53.8)

Unamortized balance December 31	202.2	235.1	278.1
Cumulative effect of net unrealized investment losses	(13.4)	9.6	7.3

Balance at December 31	$188.8	$244.7	$285.4

The estimated percentage of the December 31, 2002 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2003	12.5%
2004	10.9%
2005	9.8%
2006	8.5%
2007	7.5%

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(b)	Goodwill

For both December 31, 2002 and 2001, total unamortized goodwill was $107.4 which is shown net of accumulated amortization and adjustments of $43.3. Goodwill amortization was $7.0 for the years ending 2001 and 2000. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

As of December 31, 2002 goodwill was comprised of the following:

Wealth Accumulation and Transfer	$85.5
Lifestyle Protection and Enhancement	21.9

Total	$107.4

The effects on earnings excluding such goodwill amortization from 2002, 2001, and 2000 follow.

	2002	2001	2000
Net income as reported	$115.8	$123.9	$163.1

Net income excluding goodwill amortization	$115.8	$130.8	$170.0

(5) Reinsurance

We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit (“GMDB”) options on our variable annuity products. We do not have significant reinsurance contracts with any one reinsurer that could have a material impact on our results of operations.

Net life insurance in force as of December 31 is summarized as follows:

	2002	2001	2000
Direct life insurance in force	$29.0	$31.3	$32.9
Amounts ceded to other companies	(4.6)	(5.3)	(5.5)
Amounts assumed from other companies	2.1	2.2	2.4

Net premiums	$26.5	$28.2	$29.8

Percentage of amount assumed to net	7.9%	7.8%	8.1%

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The effects of reinsurance on premiums earned for the years ended December 31, 2002, 2001, and 2000 were as follows:

	2002	2001	2000
Direct	$117.9	$128.8	$145.6
Assumed	4.8	3.3	3.3
Ceded	(17.4)	(23.7)	(32.6)

Net premiums earned	$105.3	$108.4	$116.3

Percentage of amount assumed to net	5%	3%	3%

Due to the nature of our insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $42.4, $58.0, and $54.3 for the years ended December 31, 2002, 2001, and 2000, respectively.

(6) Future Annuity and Contract Benefits

(a)	Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)	Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

	Withdraw Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2002	2001
Investment contracts	N/A	N/A	N/A	$8,592.0	$8,788.6
Limited payment contracts	None	(a)	3.0%-12.0%	30.3	17.9
Traditional life insurance contracts	Company Experience	(b)	6.9% grading to 6.5%	316.6	344.2
Universal life type contracts	N/A	N/A	N/A	1,780.8	1,774.9
Accident and health	Company Experience	(c)	7.5% grading to 4.5%	51.8	49.7

Total future annuity and contracts benefits				$10,771.5	$10,975.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7) Income Taxes

The total provision (benefit) for income taxes for the years ended December 31, 2002, 2001, and 2000 consisted of the following components:

	2002	2001	2000
Current federal income tax	$19.8	$18.2	$(20.8)
Deferred federal income tax	20.8	49.1	90.5

Subtotal-federal income tax	40.6	67.3	69.7

Current state income tax	1.3	0.8	(0.8)
Deferred state income tax	1.0	2.0	4.0

Subtotal-state income tax	2.3	2.8	3.2

Total income tax	$42.9	$70.1	$72.9

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2002, 2001, and 2000 is as follows:

	2002	2001	2000
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	—	1.2	1.0
Dividends-received deduction	(9.1)	(2.9)	(1.7)
Other, net	0.6	1.3	(3.9)

Effective rate	27.0%	35.1%	30.9%

The components of the net deferred income tax liability at December 31, 2002 and 2001 are as follows:

	2002	2001
Assets:
Insurance reserves amounts	$146.8	$161.8
Net unrealized losses on investment securities	8.6	10.4
Net unrealized loss on derivatives	—	5.0

Total deferred income tax asset	155.4	177.2

Liabilities:
Investments	8.1	1.6
Present value of future profits	43.7	47.3
Deferred acquisition costs	203.6	194.6
Other	4.9	9.2

Total deferred income tax liability	260.3	252.7

Net deferred income tax liability	$104.9	$75.5

Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

We received a refund of federal and state taxes of $16.4 and $23.9 for the years ended December 31, 2002 and 2001. We also paid $41.1 for federal and state income taxes for the year ended December 31, 2000.

At December 31, 2002 and 2001, the deferred income tax liability was $260.3 and $252.7, respectively. At December 31, 2002 and 2001, the current income tax liability was $30.3 and $2.1, respectively.

(8) Related Party Transactions

We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $36.8, $18.3, and $11.1 for the years ended December 31, 2002, 2001, and 2000, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $58.4, $68.1, and $55.2, for the years ended December 31, 2002, 2001, and 2000, respectively.

In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated (“GEAM”) under which we paid $8.9 to GEAM as compensation for the investment services.

During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.6, and $1.1 for the years ended December 31, 2002, 2001, and 2000 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.95% and 2.8%, as of December 31, 2002 and 2001, respectively. The amounts outstanding as of December 31, 2002 and 2001 were $18.1 and $50.5, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(9) Litigation

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, GE Life and Annuity Assurance Company (“GE Life”) was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from GE Life and alleges improper sales practices in connection with the sale of universal life policies. No class has been certified. On February 27, 2002, the Court denied us motion for summary judgment. We have vigorously denied liability with respect to the plaintiff’s allegations and the ultimate outcome, and any effect on us, of the McBride litigation cannot be determined at this time.

(10) Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities – those not carried at fair value – are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2002 and 2001.

A description of how fair values are estimated follows:

Borrowings. Based on market quotes or comparables.

Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

Information about certain financial instruments that were not carried at fair value at December 31, 2002 and 2001, is summarized as follows:

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

	2002				2001
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying Amount	Estimated Fair Value	Notional Amount		Carrying Amount	Estimated Fair Value
Assets:
Mortgage loans	(a	)	$1,034.7	$1,124.7	(a	)	$938.8	$978.4
Other financial instruments	(a	)	1.6	1.6	(a	)	17.8	17.8
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(18.1)	(18.1)	(a	)	(50.5)	(50.5)
Investment contract benefits	(a	)	(8,592.0)	(8,711.1)	(a	)	(8,788.6)	(8,868.4)
Other firm commitments:
Ordinary course of business lending commitments	15.3		—	—	6.7		—	—
Commitments to fund limited partnerships	11.6		—	—	16.0		—	—

(a)	These financial instruments do not have notional amounts.

A reconciliation of current period changes for the years ended December 31, 2002 and 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges”, follows:

	2002	2001
Net Other Comprehensive Income Balances as of January 1	$(8.1)	$(7.8)
Current period decreases in fair value–net	9.2	(0.1)
Reclassification to earnings, net	1.2	(0.2)

Balance at December 31	$2.3	$(8.1)

Hedges of Future Cash Flows

There was less than $0.01 of ineffectiveness reported in the twelve months ended December 31, 2002 and 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2002 and 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $2.3, net of taxes, recorded in shareholders’ interest at December 31, 2002 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.9, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2003. Actual amounts may vary from this amount as a result of market conditions. The amount of $1.2 net of income taxes was reclassified to income over the twelve months ended December 31, 2002. No amounts were reclassified to income during the twelve months ended December 31, 2002 and 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

At December 31, 2002, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(11) Non-controlled Entities

One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

The following table summarizes the current balance of assets sold to QSPEs at December 31:

	2002	2001
Receivables-secured by:
Commercial mortgage loans	$162.4	$183.4
Fixed maturities	129.9	—
Other receivables	117.2	129.4

Total receivables	$409.5	$312.8

We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE’s is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in qualifying entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no QSPE has incurred a loss.

Sales of securitized assets to QSPEs result in a gain or loss based on the difference between sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Beneficial interests and recourse obligations related to such sales that are recognized in our financial statements are as follows:

	December 31,
	2002		2001
	Cost	Fair Value	Cost	Fair Value
Beneficial interest	$17.0	$20.9	$13.9	$15.7
Servicing assets	—	—	—	—
Recourse liability	—	—	—	—

Total	$17.0	$20.9	$13.9	$15.7

Beneficial interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We recognize expected credit losses under these agreements.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

Other Non-controlled Entities. We also have certain investments in associated companies for which we provide varying degrees of financial support and are entitled to a share in the results of the entities’ activities. While all of these entities are substantive operating companies, some may need to be evaluated under FIN 46. The types of support we typically provide to these entities consists of credit enhancement, such as debt guarantees, and other contractual arrangements.

(12) Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2002, we are able to distribute $26.1 in dividends in 2003 without obtaining regulatory approval.

We declared and paid dividends of $9.6 for each of the years ended December 31, 2002, 2001, and 2000.

(13) Supplementary Financial Data

We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

For the years ended December 31, 2002, 2001, and 2000, statutory net (loss) income and statutory capital and surplus is summarized below:

	2002	2001	2000
Statutory net gain from operations	$26.1	$11.9	$70.7
Statutory capital and surplus	$550.7	$584.4	$592.9

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2002 and 2001 we exceeded the minimum required RBC levels.

(14) Operating Segment Information

We conduct our operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of our principal product lines within these two segments.

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

The following is a summary of industry segment activity for December 31, 2002, 2001, and 2000:

December 31, 2002 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$597.4	$2.8	$600.2
Net realized investment gains	55.3	—	55.3
Premiums	44.8	60.5	105.3
Other revenues	284.2	0.4	284.6

Total revenues	981.7	63.7	1,045.4

Interest credited, benefits, and other changes in policy reserves	594.5	45.8	640.3
Commissions	99.2	12.9	112.1
Amortization of intangibles	35.2	0.7	35.9
Other operating costs and expenses	90.5	7.9	98.4

Total benefits and expenses	819.4	67.3	886.7

Income before income taxes	$162.3	$(3.6)	$158.7

Provision (benefit) for income taxes	$44.1	$(1.2)	$42.9

Net income (loss)	$118.2	$(2.4)	$115.8

Total assets	$20,181.6	$166.5	$20,348.1

F-26

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

December 31, 2001 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	147.1	15.6	162.7
Amortizations of intangibles	50.4	2.1	52.5
Other operating costs and expenses	(2.1)	5.5	3.4

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Provision (benefit) for income taxes	$70.6	$(0.5)	$70.1

Net income (loss)	$125.1	$(1.2)	$123.9

Total assets	$22,294.7	$168.0	$22,462.7

December 31, 2000 – Segment Data	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	43.0	2.2	45.2
Other operating costs and expenses	(121.2)	7.9	(113.3)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Provision for income taxes	$70.5	$2.4	$72.9

Net income	$158.9	$4.2	$163.1

Total assets	$22,440.7	$171.8	$22,612.5

F-27

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements

Years Ended December 31, 2002, 2001 and 2000

(Dollar amounts in millions)

(15) Quarterly Financial Data (unaudited)

Summarized quarterly financial data for the years ended December 31, 2002 and 2001 were as follows:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2002	2001	2002	2001	2002	2001	2002	2001
Net investment income	$154.7	$188.1	$150.4	$174.3	$152.6	$169.1	$142.5	$167.4

Total revenues	$267.2	$302.6	$210.9	$291.7	$279.7	$262.2	$287.6	$277.9

Earnings (loss) before cumulative effect of change in accounting principle (1)	$32.7	$33.1	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

Net income (loss)	$32.7	$27.4	$(0.4)	$38.3	$24.1	$21.9	$59.4	$36.3

(1)	See note 1 (n) of the Consolidated Financial Statements.

F-28

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Separate Account. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(b)	Dealer Sales Agreement dated December 1, 2001. Previously filed on September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(a)	Form of contract.

(4)(a)(i)	Contract Form P1152. Previously filed on December 18, 1998 with Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)	Endorsements to contract.

(4)(b)(i)	IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(ii)	Pension Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iii)	Section 403(b) Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iv)	Optional Death Benefit Rider. Previously filed on March 12, 1999 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(v)	Optional Enhanced Death Benefit Rider. Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(vi)	Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

1

(4)(b)(vii)	Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(viii)	Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(ix)	Death Provisions Endorsement P5232 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(x)	Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xi)	Rollup Death Benefit Rider P5234 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xii)	Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xiii)	Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xiv)	GE Life Annuity Assurance Company Guarantee Account Rider. Attached herewith.

(5)	Form of Application. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(6)(a)	Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)(b)	Amended Bylaws of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(7)	Reinsurance Agreement. Previously filed on April 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(a)(i)	Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(a)(ii)	Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(a)(iii)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

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(8)(b)	Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(b)(i)	Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(c)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(d)	Participation Agreement between Janus Capital Corporation and Life of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(d)(i)	Amendment to Participation Agreement between Janus Capital Corporation and GE Life & Annuity. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(e)	Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(f)	Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(g)	Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-96513.

(8)(h)	Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(i)	Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(j)	Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(k)	Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(l)	Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(m)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 28, 2000 with Post-Effective Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

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(8)(n)	Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on March 15, 2000 with Pre-Effective No. 1 to Form N-4 for GE Life & Annuity Separate Account 5, Registration No. 333-96513.

(8)(o)	Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(p)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(q)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(r)	Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(s)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed on April 24, 2002 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(t)	Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(u)	Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity Assurance Company. Previously filed on August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity Separate Account 4, SEC File No. 333-62695.

(9)	Opinion of Counsel. Filed herewith.

(10)	Consent of Independent Auditors. Previously filed on April 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4 to Form N-4, Registration No. 333-62695.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(14)	Power of Attorney dated January 14, 2003. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

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Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contractowners

There were 15,259 owners of Qualified Contracts and 19,480 owners of Non-Qualified Contracts invested in this product as of August 15, 2003.

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Item 28.    Indemnification

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

(a)  The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b)  The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)  Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action,

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suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d)  Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e)  The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f)  Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

(g)  The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

* * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4, 5 and 6.

(b)

Name	Address	Positions and Offices with Underwriter
Robert T. Methven	3001 Summer St., 2nd Floor Stamford, CT 06905	President and Chief Executive Officer
Victor C. Moses	601 Union St., Ste. 1300 Seattle, WA 98101	Director and Senior Vice President
Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Director and Senior Vice President
Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President and Assistant Secretary

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Name	Address	Positions and Offices with Underwriter
William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel and Secretary
Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer
Edward J. Wiles, Jr.	3001 Summer St., 2nd Floor Stamford, CT 06905	Senior Vice President, Chief Compliance Officer
Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer
Richard P. McKenney	6620 W. Broad St. Richmond, VA 23230	Senior Vice President
Susan M. Mann	6610 W. Broad St. Richmond, VA 23230	Controller

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

(d)  GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

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STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 5th, day of September, 2003.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

(Registrant)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President, Associate General Counsel  and Assistant Secretary

GE Life and Annuity Assurance Company

GE LIFE AND ANNUITY ASSURANCE COMPANY

(Depositor)

/s/    HEATHER HARKER

By:

Heather Harker

Vice President, Associate General Counsel  and Assistant Secretary

GE Life and Annuity Assurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

* Pamela S. Schutz	Director, President and Chief Executive Officer	September 5, 2003

* Paul A. Haley	Director, Senior Vice President and Chief Actuary	September 5, 2003

* Leon E. Roday	Director and Senior Vice President	September 5, 2003

* Elliot A. Rosenthal	Director and Senior Vice President	September 5, 2003

* Geoffrey S. Stiff	Director and Senior Vice President	September 5, 2003

* Thomas M. Stinson	Director and Senior Vice President	September 5, 2003

* Kelly L. Groh	Senior Vice President and Chief Financial Officer	September 5, 2003

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Name	Title	Date

* John E. Karaffa	Vice President and Controller	September 5, 2003

/s/ HEATHER HARKER Heather Harker	Vice President, Associate General Counsel and Assistant Secretary	September 5, 2003

*By:	/s/ HEATHER HARKER Heather Harker	, pursuant to Power of Attorney executed on January 14, 2003.

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